GCAT 2020-RPL1 ABS-15G

Exhibit 99.2

Masked ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
GCAT2020RPL0524	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  On 04/24/2019, the borrower called and was transferred to the loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 04/25/2019 to setup a claim (claim number 52-0173-V78) in the amount of $13,36.20 for hail damages caused on 05/18/2017. Two checks were received totaling $13,360.20 on 05/02/2019. The borrower was advised on 05/03/2019 the checks were sent out to them and an inspection was needed showing at least 95% repairs completed. The notes on 07/12/2019 stated the claim was closed based on the current loan status and amount of the claim. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $13,360.20.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	83347.68	2	485.87	558.38	11/01/2019	10/01/2019	10/16/2019	10/31/2019		116.51	109.65	107.36	106.11	1	0	0	0	000000000000000000000000000000000010	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	04/24/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2015	UTD	147406.37	485.87	2	08/01/2015	12/01/2036	257	No				0								No									No																				No			No
GCAT2020RPL1065	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Commentary states spoke to borrower and agent regarding new insurance policy information. Agent advised will fax insurance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/23/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit dispute regarding the current balance and-or past due amount. After review, it was confirmed credit reporting was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance funds in the amount of $6,803.28 were received on 01/25/2019 for flood damage to the property on 09/12/2018. An inspection received on 02/26/2019 reflects that the damages are 65% complete and the claim was closed as the insurance check was endorsed and released and no final inspection is required.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	100626.62	2	450.19	-3169.17	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100.37	100.46	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		Yes	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	413808.42	450.18	2	03/01/2015			No		Yes	Corporate and Escrow Advances	15	Yes	-3169.17					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1287	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  The authorized third party called in to inquire about the payment increase and was advised it was due to escrows spread out for the next 36 months. The third party stated might try to pay the shortage before November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharge of bankruptcy was noted on 3/22/2016 with no date of discharge noted.  case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A third party called on 01/22/2019 to inform of needing to file an additional claim. Loss was from wind hail cause with a date of loss of 01/29/2018. On 08/27/2019, the borrower stated the over $10,000 has been paid to the contractor, but the contractor did not do a good job and needs to finish repairs. The rotten wood has not been replaced. The borrower was going to reach out to the county for an inspection to confirm the poor job; however, the claim was closed on 09/27/2019 as endorsed and release with all funds released with no inspection required.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	18317.88	2	68.82	909.05	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/09/2016	11/05/2019	Yes	09/06/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	211657.36	68.82	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0690	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  On 12/06/2018, the borrower's liaison last contact was via an outbound call from the Servicer to inform to expect a call from the inspector and to please reach out to the Servicer in case no contact has been made to set a date and time for the inspection of the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due Hurricance XXXXXXXXXX noted on 09/12/2017. An inspection was received on 12/13/2018 reflecting that the repairs are 100% complete.	Yes	0	90074.98	2	495.01	1637.85	11/01/2019	10/01/2019	09/30/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	12/06/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	367368.05	495.01	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL1383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	136873.46	4	631.14	-474.9	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	91.67	0	0	0	22	000000000000009999999999999999999876	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/10/2018	UTD	139652.68	631.14	4	09/01/2018	02/01/2052	402	No				0		-474.9						No									No																				No			No
GCAT2020RPL0899	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 3/30/2018 to file a claim for roof damage to the property on 3/16/2018. Claim funds in the amount of $2,374.16 were received on 4/7/2018. Additional funds in the amount of $2,260.32 was received on 4/11/2019. The final disbursement was sent to the borrower on 4/27/2019. No inspection was required because the claim was under $10,000.00. There is no evidence of completed repairs.  The damage repair amount is estimated at $2,260.32.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	68196.69	2	354.91	819.63	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	5	0	0	0	000000000000000000000000000111001100	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	07/13/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	538923.69	354.91	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL0819	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The authorized third party called in to obtain information on removing paper billing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 2/4/2017 contact with the borrower for damage to the roof from the loss date of 12/20/2016 due to wind. Claim funds of $9,507.84 was received on 6/9/2017. An approval for the funds to be endorsed and released on 6/13/2017. On 4/18/2018 a third party called to see if the insurance check was cashed. No further update were provided.  The damage repair amount is estimated at $9,507.84.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	220070.68	2	1160.99	3489.9	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	2	1	0	0	000000000000000012100000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	05/07/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	02/01/2015	Curtailment of Income	411224.43	1160.99	2	03/01/2015			No				389.5								No									No																				No			No
GCAT2020RPL0801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	316043.92	2	1673.35	193.79	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	3	0	0	0	000000000000000100001100000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	02/01/2015	Curtailment of Income	664345.15	1673.35	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	56641.67	2	357.96	-619.96	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100	100	100	1	0	0	0	000000000000000000001000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	159843.61	357.96	2	04/01/2015			No				0		-619.96						No									No																				No			No
GCAT2020RPL0620	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  The borrower called on 1/15/2019 regarding the hazard claim loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX on 10/XX/2019. No damage reported.	Yes	0	100654.83	2	566.8	3745.68	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100.6	101.77	103.09	5	4	0	1	000000000000000000000005221210102101	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	01/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	302647.17	566.8	2	03/01/2015			No		Yes	Corporate Advances	1301.5							Corporate Advances	No									No																				No			No
GCAT2020RPL0741	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower called in to confirm payment receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/09/2018.  Claim funds in the amount of $25779.98 were received on 04/20/2018.  The claim is monitored.  The contractor noted on 05/26/2018 is paid in full and an inspection is needed to confirm the work is complete.  The claim was closed on 01/09/2019 with no contact with the borrower in over 120 days.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $25,779.98.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX and noted on 10/XX/2019.	Yes	0	133164.33	2	726.16	1656.66	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/07/2019	Yes	09/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2015	UTD	294559.37	726.16	2	09/01/2015	03/01/2038	271	No				2122.5								No									No																				No			No
GCAT2020RPL0779	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Borrower contact for a one time payment with an effective date of 10/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/13/2017 to file a claim for damages to the roof caused by Hurricance XXXXXXXXXX. The borrower stated shingles were ripped off and water was leaking into the home. On 10/11/2017 the notes indicated the damages occurred on 09/09/2017 and a check in the amount of $13,873.94 was deposited. The claim was classified as monitored. An inspection was required showing a minimum of 95% repairs completed. All funds were released to the borrower on 11/29/2017. A second check for $7,921.48 was received on 12/07/2017. The second check was endorsed and released to the borrower on 02/06/2018. The borrower noted on 01/26/2019 they may need to take out a loan to finish the repairs. The comments on 07/09/2019 indicated that due to new guidelines the claim was being closed and no longer required a final inspection. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $21,705.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX noted on 10/XX/2019. No damages were reported. Prior comments indicated the property was damaged by Hurricance XXXXXXXXXX on 09/XX/2017.	Yes	0	58736.06	2	313.87	819.51	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100	100	100	100	3	0	0	0	000000000000000000000001010010000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2015	UTD	215992.69	313.87	2	03/01/2015	07/01/2038	281	No				1.5								No									No																				No			No
GCAT2020RPL0769	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The third party called with an unspecified general inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance check dated 07/19/2019 was received in the amount of $32,000.00 for hurricane damage to the property on 04/24/2019. Comments on 09/12/2019 indicate that the repairs are not completed yet.  The damage repair amount is estimated at $32,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 08/XX/2019.	Yes	0	80909.59	2	438.28	1956.79	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/21/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	315915.39	438.28	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL1189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	105556.24	2	419.94	732.13	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	2	1	2	10	000000000000000000000321135469999999	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	184818.58	419.94	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL1294	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2019.  The borrower requested that the loss draft check be mailed to a different address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim funds in the amount of $3,159.65 were received for hail damage to the roof on 04/15/2018. The funds were endorsed and released on 06/15/2019. There is no evidence of completed repairs.  The damage repair amount is estimated at $3,159.65.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. North Carolina Hurricane XXXXXXXXXX (XX-XXXX) declared on September XX, 2018.	Yes	0	84937.29	2	315.23	-1013.32	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	06/22/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	151979.54	315.23	2	04/01/2015			No				16.5		-1013.32						No									No																				No			No
GCAT2020RPL0732	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The Borrower called to make a payment in the amount of $510.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No further details were evident within the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 11/28/2017 due to Hurricance XXXXXXXXXX on 9/11/2017.  Claim funds in the amount of $4,311.52 were received on 11/21/2018 and were endorse and released to the borrower on 11/24/2018.  The claim was classified as enhanced endorse and release. The comments on 11/24/2018 reflect final inspection was not required.  The status of repairs was not provided.  The damage repair amount is estimated at $4,311.52.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricance XXXXXXXXXX noted on 09/12/2017. Damages were reported.	Yes	0	64100.9	2	348.28	723.66	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	8	0	0	0	000000000000011100000100111001000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	03/01/2015	UTD	118951.13	348.28	2	03/01/2015	02/01/2038	276	No				61.5								No									No																				No			No
GCAT2020RPL1322	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  The customer expressed frustration with the inspection taking so long. The supervisor confirmed there was a rush put on the request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire/lightning damage that occurred on 03/23/2019.  The amount of the claim was $243036.12.  The loss amount was noted on 05/21/2019 as $150614.47 after depreciation.  Funds in the amount of $148139.53 were received on 05/25/2019.  The contractor bid was received in the amount of $235273.18. An inspection was requested by the borrower on 08/27/2019 and the inspection was completed on 09/03/2019 returning 35% completed.  The 100% inspection was requested and is scheduled for 10/30/2019 pending results.  The damage repair amount is estimated at $243,036.12.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	209151.45	2	763.96	27.64	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	7	0	0	0	000000000000000000001111100000000110	No	No	N/A	N/A		No	No	Yes	03/01/2016	11/06/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2015	UTD	354117.46	763.96	2	04/01/2015	04/01/2050	421	No				81								No									No																				No			No
GCAT2020RPL0432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	159091.68	5.625	1243.01	7.82	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/09/2016	11/05/2019	Yes	08/06/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2015	UTD	184329.61	1243.01	5.625	01/01/2015	02/01/2036	254	No				0								No									No																				No			No
GCAT2020RPL1726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loan modification was completed on 12/01/2016 (prior to the review period).	Yes	0	241139.97	6.75	1478.22	704.37	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	0	0	0	2	000000000000000000000000000000000087	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2016	UTD	309591.22	1478.22	6.75	12/01/2016	11/01/2056	480	No				0								No									No																				No			No
GCAT2020RPL1285	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019.  The borrower was contacted on 10/19/2019 because a payment was due.  The borrower said they would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/25/2017 advising they filed a claim for damages caused by Hurricance XXXXXXXXXX on 09/11/2017. The borrower noted the roof was damaged as well as water damages inside the home. The borrower stated on 01/10/2018 they received a claim check for $7,000 but was filing a dispute with the insurance carrier since the claim was for $11,000. On 06/08/2018, the notes indicated the check was for $7,481.57 and claim amount was $11,117.57 with paying a deductible of $3,636. An inspection was conducted on 06/21/2018 referencing 81% of repairs completed. The notes on 07/10/2018 stated the claim was being closed due to all funds were disbursed and claim funds were under $10,000. There was no evidence the repairs were completed.  The damage repair amount is estimated at $7,481.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	71239.31	2	270.7	1035.03	11/01/2019	10/01/2019	10/30/2019	10/31/2019		122.69	128.37	129.69	126.26	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/11/2019	Yes	10/19/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2015	UTD	188304.12	270.7	2	03/01/2015	05/01/2049	411	No				56.5								No									No																				No			No
GCAT2020RPL0678	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2019.  The borrower called to request supplemental funds for hazard claim. The agent transferred the call to the force placed insurance department for approval to release funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 10/4/2019 to report a claim for wind/ hail damage on 10/2/2019. The claim was denied on 10/24/2019 citing the damage were due to wear and tear. No further updates have been provided The borrower reported property damage on 9/26/2018 due to Hurricane XXXXXXXXXX on 9/14/2018.  Claim funds in the amount of $1,361.19 were received on 10/8/2018 and were endorse and released to the borrower on 10/22/2018.  The claim is classified as endorse and release. An inspection was not required.  The status of repairs was not provided.  The damage repair amount is estimated at $1,361.19.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX on 9/XX/2018. No damage reported.	Yes	0	39824.31	2	225.92	-75.66	11/01/2019	10/01/2019	10/09/2019	10/31/2019		106.3	106.3	106.91	106.78	4	0	0	0	000000000000000000000000000000011110	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	10/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		Yes	04/21/2016	Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	106964.08	225.92	2	03/01/2015			No				572.82		-75.66						No									No																				No			No
GCAT2020RPL0357	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called in regarding the claim check to get endorsed and was advised it was sent out via regular mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/14/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 02/29/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 06/09/2019.  Claim funds in the amount of $16074.46 were endorse and released on 08/02/2019. The claim amount was $21924.96 before depreciation and deductible.  The claim was noted as closed on 08/08/2019 with no evidence the repairs were completed.  The damage repair amount is estimated at $21,924.96.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	72677.71	2	474.85	3934.49	11/01/2019	10/01/2019	10/10/2019	10/31/2019		107.83	112.15	112.78	112.22	7	0	0	0	000000000000000000000000111111100000	No	No	N/A	N/A		No	No	Yes	02/10/2016	11/05/2019	Yes	08/08/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	151082.08	474.85	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL0593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  On 04/03/2019, the borrower called to schedule a payment over the phone of $1434.67 for 04/03/2019. The service processed the payment and provided borrower with confirmation number on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	158736.11	2	896.51	1575.92	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/09/2016	11/08/2019	Yes	04/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	548521.85	896.51	2	03/01/2015			No				334.5								No									No																				No			No
GCAT2020RPL1767	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The customer called in inquiring about a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/15/2019.  The dispute type is Verbal and the reason is account status.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer planned to dispute the account status. There was no further communication regarding the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loan modification was completed on 08/01/2010 (prior to the review period).	Yes	0	454559.76	3	1687.9	1166.63	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	258.33	1	2	0	21	000000000000999999999998765422199999	No	No	N/A	N/A		No	No	Yes	03/09/2016	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid					Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2017	UTD	554081.57	1687.9	3	03/01/2017	02/01/2057	480	No				16.5								No									No																				No			No
GCAT2020RPL1717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower called in to request document showing proof of loan. The agent advised of the billing statement and was advised this was not enough. The agent stated could send a verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	563920.97	2	1805.51	618.63	11/01/2019	10/01/2019	10/15/2019	10/31/2019		118.46	109.23	106.15	104.62	0	0	0	2	000000000000000000000000000000000099	No	No	N/A	N/A		No	No	Yes	11/10/2015	11/05/2019	Yes	03/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/01/2016	UTD	659904.14	1805.51	2	12/01/2016	11/01/2056	480	No				0								No									No																				No			No
GCAT2020RPL1496	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  Borrower called - stating a man in a red car comes out every month to take pictures of home- advised it is to verify occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The only Bankruptcy ch 13 information evident is that there was a release due to motion for relief being granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX noted on 10/XX/2019. No damages were reported.	Yes	0	131653.03	4.625	637.86	696.8	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	5	1	0	0	000000000000000000000000211111000000	No	No	N/A	N/A		No	No	Yes	11/10/2015	11/05/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	11/21/2014			Yes	Complete	1	Non-HAMP	02/13/2014	UTD	186610.34	637.86	4.625	04/01/2014	03/01/2054	480	No				84								No									No																				No			No
GCAT2020RPL1736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower was contacted and given total amount due. The borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed on this property due to fire damage on 01/02/2018. The net claim amount was $146,734.68. Final inspection shows repairs have been completed as of 02/02/2019 and all funds had been disbursed.	Yes	0	260414.95	3	970.17	2068.31	11/01/2019	10/01/2019	10/24/2019	10/31/2019	A loan modification was completed 03/2017 advancing the due date from 03/01/2012 to next due 01/01/2017 and the P&I adjusted from $1439.87 to $970.17.	100.32	100.57	100.79	100.59	0	0	0	4	000000000000000000000000000000009999	No	No	N/A	N/A		No	No	Yes	11/10/2015	11/05/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/01/2016	UTD	382384.13	970.17	3	01/01/2017	12/01/2056	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
GCAT2020RPL1643	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The borrower called on 10/17/2019 and advised the loan modification could move forward if documents were returned.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/04/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  An authorized third party called disputing the payment amount after the modification. The third party advised it should be lower. The servicer confirmed with the third party the interest rate and advised the payment includes an escrow account per the modification agreement. There was no further reference to a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	297555.06	4	1291.52	3752.98	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/06/2016	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			Yes	Modification	10/02/2019	MOD	Yes	No	Yes	Modification	No	The borrower was denied loan modification on 5/31/2019. A new application was received 7/30/2019 and has started the review over again. The new request is still pending.	The borrower accepted a trial modification on 10/02/2019 with the 1st payment due 11/01/2019 in the amount of $2012.00	Limited	Active Plan	Non-HAMP	10/02/2019	11/01/2019	12/01/2019	01/01/2020	No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2016	UTD	383747.18	1291.52	4	06/01/2016	05/01/2056	480	No				361.5								No									No																				No			No
GCAT2020RPL0230	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  The borrower called in for assistance in filling out the claim forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 9/18/2017 due to Hurricane XXXXXXXXXX on 8/XX/2017.  Claim funds in the amount of $24,841.32 were received on 12/7/2017 and were endorse and released to the borrower on 12/12/2017.  The claim is classified as endorse and release.  The status of repairs was not provided.  The damage repair amount is estimated at $19,791.68.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	107677.3	2	941.33	2040.33	11/01/2019	10/01/2019	10/08/2019	10/31/2019		153.12	153.12	147.22	139.84	5	1	0	0	000000000000000000000000210111100000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	09/27/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	303460.27	941.33	2	03/01/2015			No				115.5								No									No																				No			No
GCAT2020RPL0261	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  The customer called in inquiring about banks that would originate refinancing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/19/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal fee dispute was placed and resolved on 09/19/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	501765.09	4.25	2322.03	13784.68	11/01/2019	10/01/2019	10/18/2019	10/31/2019		100	100	100	99.45	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	09/26/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2014	Curtailment of Income	549158.2	1662.99	2	01/01/2014	05/01/2033	233	No				520.13								No									No																				No			No
GCAT2020RPL0313	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in to make a payment on the account and said there were no changes to the mailing address or the phone numbers.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment increase and was advised it was due to step rate increase from 3.125% to 4%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/28/2016.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/06/2016.  The proof of claim was filed 07/25/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	676973.75	4	2969.11	2430.06	12/01/2019	11/01/2019	10/29/2019	10/31/2019		100	94.14	101.99	91.2	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	08/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2015	UTD	724876.7	2243.08	2.125	09/01/2015	06/01/2034	226	No				0						07/25/2016		No									No																				No			No
GCAT2020RPL0330	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  Borrower called because was charged at bank twice- has ach with one account- called in a payment with another- will contact their financial institution and call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind hail damage that occurred on 06/26/2017.  Claim funds in the amount of $8875.93 were endorse and released on 02/16/2019. The borrower was advised the contractor bid was needed to close the claim. The contractor bid was received on 07/18/2019 in the amount of $17916.93 and the claim was closed with no evidence of repairs being completed.  The damage repair amount is estimated at $17,916.93.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	105625.65	2	688.33	-89.92	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	5	0	0	0	000000000000000000001110000010000001	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	06/17/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	215700.19	688.33	2	04/01/2015			No				63		-89.92						No									No																				No			No
GCAT2020RPL0486	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called on 10/31/2019, to ask about payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower filed a hazard claim for wind and hail damage that occurred on 09/01/2018. Funds were endorsed and released on 09/29/2019. There is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	51637.36	2	317.94	224.22	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	1	2	2	4	000000000000000000000000000122334456	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/06/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2015	UTD	113423.87	317.94	2	07/01/2015	08/01/2036	254	No				0								No									No																				No			No
GCAT2020RPL0576	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  On 10/03/2019, the borrower's last contact was via a call to make a payment in the amount of $990.75 to be drafted on 10/04/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/29/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the current balance and amount past due reporting.  The account was reviewed and determined to be accurate with no changes.
..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/07/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/21/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	117103.55	2	664	-1143.47	11/01/2019	10/01/2019	10/04/2019	10/31/2019		66.67	100	100	100	2	0	0	0	000000000000000000000000000000000101	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	291106.78	664	2	03/01/2015			No				0		-1143.47				10/21/2015		No									No																				No			No
GCAT2020RPL0653	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  The borrower called in regarding an insurance estimate and was transferred to the Lender-Placed Insurance Department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim funds in the amount of $4,426.78 were received for wind and hail damage to the roof on 05/19/2019. The funds were endorsed and released on 10/11/2019 and the non-monitored claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $6,926.78.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	52864.3	2	295.42	2534.86	12/01/2019	11/01/2019	10/29/2019	10/31/2019		135.59	118.64	112.62	101.27	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	84413.36	295.42	2	04/01/2015			No				16.5								No									No																				No			No
GCAT2020RPL0682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Authorized third party contractor called to see if the lien waiver was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	86925.91	2	479.54	1718.95	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	1	0	0	0	000000000000000100000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	12/18/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	Curtailment of Income	239593.19	479.54	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL0863	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The borrower called in to request a breakdown of payments and where funds are being placed .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/28/2018.  The dispute type is Verbal and the reason is Insurance amount.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the amount of insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/28/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	87297.92	3	506.1	2157.74	11/01/2019	10/01/2019	10/31/2019	10/31/2019		106.59	106.59	106.59	107.58	4	0	0	0	000000000000010001000001000000000001	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/08/2019	Yes	11/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2012	Curtailment of Income	159284.7	506.1	3	07/01/2012	02/01/2039	320	No				203								No									No																				No			No
GCAT2020RPL0731	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower called in regards to a delinquency letter that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $21,175.00 were received on 03/31/2018 for water damage to the property including flooring, drywall and electrical. An inspection received on 08/15/2018 reflected that the repairs were 40% complete. There is no evidence of completed repairs.  The damage repair amount is estimated at $21,175.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	33395.5	2	184.32	613.72	11/01/2019	10/01/2019	10/07/2019	10/31/2019		102.93	107.52	106.94	107.2	3	0	0	0	000000000000000000000110000000000001	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	03/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	199976.52	184.32	2	03/01/2015			No				633.94								No									No																				No			No
GCAT2020RPL0765	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower authorized a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds in the amount of $6,948.53 were received on 03/13/2018 for wind and hail damage to the property on 02/01/2018. An inspection received on 11/08/2018 reflected that the repairs were 60% complete. All funds have been released, but there is no evidence of completed repairs.  The damage repair amount is estimated at $6,948.53.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	126104.85	2	675.31	1140.66	11/01/2019	10/01/2019	10/24/2019	10/31/2019		100.49	100.49	100.82	100.62	3	2	1	3	000000000000000010000000000654321102	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	445052.27	675.31	2	03/01/2015			No				1027.5								No									No																				No			No
GCAT2020RPL1430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  The borrower made a one-time draft payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	248788.04	3.34	1030.69	-23.69	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	99.27	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/11/2019	Yes	10/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	01/01/2013	UTD	447606.5	953.34	2	01/01/2013			No				0		-23.69						No									No																				No			No
GCAT2020RPL0963	2	[2] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Payoff has been requested within the last 60 days [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  The borrower called in to request a payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $2,662.49 were received for water damage to the property on 07/28/2017. A final inspection was requested several times. The loss draft case closed on 03/15/2019 due to no response from borrower. There is no evidence of completed repairs.  The damage repair amount is estimated at $2,662.49.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	92262.47	2	453.03	-1603.76	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	1	14	4	0	000000000000000002322233222222232221	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	09/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	295199.88	453.03	2	03/01/2015			No				0		-1603.76						No									No																				No			No
GCAT2020RPL2042	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX as noted on 10/XX/2019. The disaster expiration date is 01/XX/2020. There is no evidence of damage to the property.	Yes	0	129777.3	4	553.05	2152.76	12/01/2019	11/01/2019	10/29/2019	10/31/2019		100	100	111.11	108.33	0	0	0	14	000000000000000000000054444499998765	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2018	UTD	132328.47	553.05	4	02/01/2018	01/01/2058	480	No				2089.76								No									No																				No			No
GCAT2020RPL0785	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2019.  The borrower called on 10/26/2019 for a copy of a document.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit bureau dispute on 1/30/2019.  The credit reporting was deemed accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  There was a hazard claim for water damage that occurred 7/21/2016.  An inspection dated 07/30/2019 reported that the repairs were 95% completed.  The remaining work includes less than 10 linear feet of baseboard and a smoke detector which needs to be installed per notes dated 08/06/2019.  The claim was closed on 09/18/2019 as all funds totaling $20,799.62 have been released.  The damage repair amount is estimated at $19,774.03.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	106823.94	2	569.74	6083.17	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/26/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		Yes	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	Curtailment of Income	408150.9	569.74	2	03/01/2015			No				-48.5								No									No																				No			No
GCAT2020RPL0804	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  The borrower stated they were having issues with the insurance company; the agent advised that they do not get between the two parties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $23,444.44 were received on 08/24/2018 for hurricane damage to the roof and interior mold on 09/09/2017. As of 10/25/2019, there is no evidence of completed repairs.  The damage repair amount is estimated at $23,444.44.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	108115.58	2	579.88	2397.26	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	83.33	100	100	1	0	0	0	000000000000000000000000000000100000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/08/2019	Yes	09/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	237090.92	579.88	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0800	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  Borrower returned call and was advised of total amount due. Borrower stated reason for payment delay was due to income reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA for Hurricane XXXXXXXXXX per notes dated 10/XX/2019. No property damage was reported.	Yes	0	126415.76	2	669.33	1971.55	11/01/2019	10/01/2019	10/25/2019	10/31/2019		100	100	100	100	3	0	0	0	000000000000000000000000110000000001	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	06/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	Curtailment of Income	212513.19	669.33	2	04/01/2015			No				195								No									No																				No			No
GCAT2020RPL0820	3	[3] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy [2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  On 04/03/2019, the borrower called to discuss insurance claim.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/15/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A bankruptcy payment dispute was handled. On 01/15/2019, a payment change was filed with court.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/20/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/17/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/27/2019.  Claim funds in the amounts of $938.39 and $9309.28 were received and endorse and released on 07/11/2019.  No inspection was required and the claim was closed with no confirmation the repairs were completed.  The damage repair amount is estimated at $10,247.67.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	120025.29	2	687.75	1750.52	11/01/2019	10/01/2019	10/07/2019	10/31/2019		66.67	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/08/2019	Yes	04/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	No	UTD	No	No			No																		Yes	Active	10/25/2019	Chapter 13	8/XX/2014	XX-XXXXX			No	No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	Curtailment of Income	370904.65	687.75	2	03/01/2015			No				575						09/17/2014		No									No																				No			No
GCAT2020RPL0849	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The customer called in requesting their declaration page in order to determine insurance deductible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/26/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/09/2014.  limited bankruptcy commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 02/27/2019 to report damages to their roof. The borrower advised the roof was leaking and discussed filing an insurance claim. On 05/07/2019 the borrower further discussed the damages and deductible for filing a claim. However, there was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	90306.86	2	500.61	12399.17	02/01/2020	01/01/2020	10/24/2019	10/31/2019		176.49	165.23	165.71	149.28	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	05/07/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	05/01/2015	UTD	342269.15	500.61	2	05/01/2015			No				0						09/09/2014		No									No																				No			No
GCAT2020RPL0837	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricance XXXXXXXXXX as noted on 11/11/2017.	Yes	0	69501.72	2	368.29	915.87	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	108.33	6	0	0	0	000000000000100000001111100000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/06/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	Curtailment of Income	193730.11	368.29	2	04/01/2015			No				61.5								No									No																				No			No
GCAT2020RPL0839	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower called in to request year-end information and was advised that the document was sent via regular mail on 01/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  There was roof damage to the property as noted on 09/18/2019. No evidence of claim being filed. Insurance policy became non-renewable due to damage. No evidence of damage being worked on or resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane XXXXXXXXXX (XX-XXXX) declared on October XX, 2019. There is mention of roof damage on 09/18/2019 but unable to determine if it is disaster related. No evidence of damage being resolved or claim being filed.	Yes	0	218763.07	2	1145.85	10665.4	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	04/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	431033.63	1145.85	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower called to advised that they believe they will go with another carrier for insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments on 06/24/2016 indicate a prior discharged bankruptcy however the details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	40855.39	2	231.26	873.29	11/01/2019	10/01/2019	10/03/2019	10/31/2019		156.32	156.32	156.32	158.07	2	0	0	0	000000000000000000000000110000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/08/2019	Yes	08/02/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2015	UTD	404877.28	231.26	2	08/01/2015	01/01/2039	282	No				0								No									No																				No			No
GCAT2020RPL0851	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  The borrower called to confirm that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  There was a hazard claim filed 1/8/2019 for wind and hail damage that occurred 12/21/2018.  The hazard claim was non-monitored & closed on 4/29/2019 as part of the endorse and release procedure because the total was under $10,000.  The damage repair amount is estimated at $6,921.55.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	159146.09	2	836.76	3635.09	11/01/2019	10/01/2019	10/31/2019	10/31/2019		102.13	101.47	103.11	103.02	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	06/17/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	459979.8	836.76	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0846	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  The customer called in stating that a letter was received regarding the homeowners insurance being renewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind hail  and water damages that occurred on 09/09/18. A check for $3143.77 was received and endorse and released on 10/20/2018. The claim was closed on 09/12/2019 and the details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $3,143.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	53588.84	2	279.74	361.31	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100.3	100.4	100.3	8	1	3	0	000000000000000000000001123330111111	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	09/30/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2015	UTD	177751.9	279.74	2	06/01/2015	01/01/2039	284	No		Yes	Corporate Advances	308.2							Corporate Advances	No									No																				No			No
GCAT2020RPL1040	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  The borrower was provided with the total amount due and next payment due date. The borrower stated that they already sent the payment on 12/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Virginia Hurricane XXXXXXXXXX (XX-XXXX) declared on October XX, 2018. There was no mention of damages.	Yes	0	168683.31	2	762.98	2107.51	11/01/2019	10/01/2019	10/21/2019	10/31/2019		100	100	100	100	1	0	0	0	000000000000000000000000000000100000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	12/20/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	312062.65	762.98	2	03/01/2015			No				15								No									No																				No			No
GCAT2020RPL0784	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  On 10/25/2019, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A non-monitored insurance claim was filed for water damage sustained on 04/10/2015.  The claim was closed on 02/28/2019 after all funds were endorsed and released.  No evidence any repairs were completed.  The damage repair amount is estimated at $1,705.72.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area affected by Hurricane XXXXXXXXXX per notes dated 01/XX/2019. No property damage was reported.	Yes	0	62190.75	2	333.18	440.99	12/01/2019	11/01/2019	10/25/2019	10/31/2019		134.33	100.5	100.5	100.38	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	203222.74	333.18	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL0835	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower requested clarification regarding their mortgage statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/21/2019.  The dispute type is Verbal and the reason is Escrow Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed their escrow payment increasing. The servicer discussed the shortage causing the increase. There was no further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	158405.14	2	830.63	3857.26	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	08/21/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2015	UTD	354094.89	830.63	2	08/01/2015	12/01/2038	281	No				562.5								No									No																				No			No
GCAT2020RPL0829	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  The borrower made a one-time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds in the amount of $7,068.65 were received for hurricane damage to the property on 09/10/2017. The funds were endorsed and released on 01/10/2019 and the non-monitored claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $7,068.65.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricance XXXXXXXXXX 9/XX/2017.	Yes	0	195953.08	2	1042.68	4786.57	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/10/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	411679.35	1042.68	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL0895	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Borrower called in to completed a payment by phone in the amount of $1,299.90 date for 10/16/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment on 09/15/2017 reflects that the property was impacted by Hurricance XXXXXXXXXX and that there was damage due to flooding and that the roof came off. Claim amount noted on 07/04/2019 in the amount of $13,155.17. Even though the claim warranted for closure on 07/04/2019, the most recent inspection on 05/07/2019 only reflected 30% completion. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricance XXXXXXXXXX 9/10/2017.	Yes	0	142368.1	2	730.15	3960.84	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	240601.99	730.15	2	04/01/2015			No				425.25								No									No																				No			No
GCAT2020RPL0901	2	[2] Property is located in a FEMA disaster area. [2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/28/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing inaccurate reporting.  The account was reviewed and determined to be accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Tropical Storm XXXXXXXXXX noted on 10/24/2019. No damage was reported.	Yes	0	99492.89	2	509.36	2924.45	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	2	2	0	0	000000000000000000000000010000000221	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/06/2019	Yes	10/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	189077.05	509.36	2	04/01/2015			No				185.5								No									No																				No			No
GCAT2020RPL1099	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower advised that the bank bill pay is set up for the 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $5,865.95 were received for water damage to the property on 04/06/2017. The funds were endorsed and released on 06/26/2017 and the non-monitored claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $5,865.95.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	123944.48	2	542.7	1925.98	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100.99	100.49	100.33	100.25	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	195663.02	542.7	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0924	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2019.  The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX noted on 01/XX/2019. No damage reported.	Yes	0	98088.38	2	498.94	742.26	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	1	1	1	0	000000000000000000000000000321000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/05/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	223853.23	498.94	2	04/01/2015			No				0								No									No																				No			No
GCAT2020RPL1446	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower called to make a a payment on loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 08/19/2016 to advise they filed a claim for damages caused by the flood on 08/13/2016. The borrower reported the home was a total loss. An initial check of $10,000 was received on 12/14/2016. A second check for $50,195.34 was received on 06/26/2017. A third check in the amount of $5,619.79 was issued to the borrower payable only to them on 08/14/2017. An initial draw of $22,278.78 was released on 11/07/2017 to begin the repairs. Another claim check was received on 11/09/2018 for $45,543.37.  The notes on 10/08/2019 stated the inspection on filed show 75% or repairs completed. The inspector noted only interior repairs pertaining to the floors, counter tops, cabinets an appliances remained. The borrower indicated they needed to obtain a new contractor to finish the repairs.  The damage repair amount is estimated at $111,358.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to flooding on 08/13/2016. There is an open claim and repairs are 75% complete.	Yes	0	79160.37	2	272.47	-1439.75	11/01/2019	10/01/2019	10/16/2019	10/31/2019		103.29	103.98	127.81	122.72	3	1	0	0	000000000000000000000002100000010001	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/15/2019	Yes	10/16/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	05/01/2015	UTD	180278.99	272.47	2	05/01/2015			No		Yes	Corporate and Escrow Advances	2505.11		-1439.75					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0941	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  The borrower called and was transferred to loss draft / insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments reflect hail damage with a date of loss of 07/04/2019. Check was received on 10/21/2019 dated 08/03/2019 in the amount of $8,811.77. No indication of repair progress being noted. No evidence noted of completion of repairs.  The damage repair amount is estimated at $8,811.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	173263.81	2	872.08	2206.94	12/01/2019	11/01/2019	10/30/2019	10/31/2019		133.33	116.67	111.11	108.33	1	1	0	0	000000000000000000000000000000000012	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/28/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	280592.8	872.08	2	04/01/2015			No				16.5								No									No																				No			No
GCAT2020RPL0926	2	[2] Property is located in a FEMA disaster area. [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2019.  Borrower called in to complete a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/13/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 06/13/2017.  Chapter 13 Bankruptcy discharged 10/13/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 5/24/2016 due to water on 11/7/2011.  Claim funds in the amount of $16,666.66 were received and were endorse and released to the borrower on 11/22/2016.  The claim is classified as endorse and release. The inspection was conducted on 11/10/2016 and provided 95% complete.  No further status updates had been provided.  The damage repair amount is estimated at $16,666.66.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricance XXXXXXXXXX 9/10/2017. No damage reported.	Yes	0	204812.34	2	1109.54	2626.62	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	1	1	0	13	000000000000000010000026999999998765	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/10/2019	Yes	10/12/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	08/02/2017			Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	381757.37	1109.54	2	03/01/2015			No				2669								No									No																				No			No
GCAT2020RPL1456	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [2] Verbal Dispute - Servicer responded and appears issue is closed [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The borrower advised that the contractor took their money and never came back to complete the repairs. The borrower's brother is going to fix the property and will begin the repairs at the end of October.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed fees and requested to have the fees waived on the account. The agent  advised that they need to send in a written request and wait for approval.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $5,726.15 were received for water damage to the property on 08/26/2019. There is no evidence of completed repairs.  The damage repair amount is estimated at $5,726.15.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death could not be determined from the comments. The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX as noted on 02/XX/2019 and Hurricane XXXXXXXXXX as noted on 01/XX/2019.	Yes	0	118561.9	3	465.21	813.32	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	95.43	93.14	3	0	0	0	000000000000000000000001000000000011	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/06/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2016	UTD	126622.31	401.39	2	05/01/2016	08/01/2053	448	No				0								No									No																				No			No
GCAT2020RPL0984	2	[2] Property is located in a FEMA disaster area. [2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The customer has advised that Experian is reporting that August payment was not paid, and borrower made a payment 10/28/2019 draft amount $649.99 confirmation number 1572148496587.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute received via E-OSCAR disputed the bankruptcy status; stated that the account was reaffirmed or not included in the bankruptcy.  After review, the credit reporting was verified as reporting accurately per notes dated 08/08/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/13/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 07/12/2016.  7/21/2016 Petition payment amount $669.07 paid in full on 12/14/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX per notes dated 10/XX/2019. No property damage was reported.	Yes	0	96208.32	2	474.56	1170.14	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	100	114.95	127.88	9	1	0	0	000000000000110001102110001100010000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	11/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	182425.42	474.56	2	04/01/2015			No		Yes	Corporate Advances	50	N/A					07/12/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL0975	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  Borrower requested payoff figure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/18/2017 and there is no evidence of reaffirmation.  Comment on 07/19/2016 reflects proof of claim was filed by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	57935.17	2	293.88	1358.16	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	83.33	100	100	1	1	0	0	000000000000000000000000000102000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/21/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	129690.93	293.88	2	03/01/2015			No				0								No									No																				No			No
GCAT2020RPL0808	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019.  On 10/19/2019 the borrower's last contact was via an outbound call in which the Borrower's Reason For Delinquency was Other/a temporary emergency. The Borrower scheduled a same day payment in the amount of $420.12 which included a $10.00 draft fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane noted on 09/XX/2019. No damages were reported.	Yes	0	43678.69	2	231.26	982.61	11/01/2019	10/01/2019	10/25/2019	10/31/2019		100	100	100	100	0	1	1	4	000000000000000000000000000000234567	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/19/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	218762.31	231.26	2	04/01/2015			No				40								No									No																				No			No
GCAT2020RPL0716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower called to add an extra $1000 principal payment to Auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	826840.78	5.375	6013.83	11709.85	11/01/2019	10/01/2019	10/01/2019	10/31/2019	Additional applied to principal 12/2016, 1/2017, 3/2017, 5/2017, 9/2017, 10/2017, 11/2017, 12/2017, and 1/2018	116.63	116.63	116.63	115.12	1	0	0	0	000000000000000000000000000000000001	No	No	N/A	N/A		No	No	Yes	05/26/2016	11/05/2019	Yes	05/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  Spoke with borrower who called inquiring about a 1098 form and was advised it will be mailed out on 1/21/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	72241.97	2	404.2	2044.67	11/01/2019	10/01/2019	10/08/2019	10/31/2019		66.67	83.33	100	100	0	0	1	16	000000000000000000039999999999998765	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	01/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2015	UTD	237255.99	404.2	2	12/01/2015	09/01/2037	262	No				45.66								No									No																				No			No
GCAT2020RPL1027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  Borrower called because was set a bill for a charge (a recoverable advance) pertaining to a BPO/Aprraisal- set up task to find out why that was sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	51637.69	2	240.51	586.28	11/01/2019	10/01/2019	10/18/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/11/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	106588.29	240.51	2	04/01/2015			No				78								No									No																				No			No
GCAT2020RPL0667	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Borrower called in regards to a letter received about the status of the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 11/07/2014.  Claim funds in the amount of $2013.94 were endorse and released to the borrower on 05/31/2019.  The commentary dated 10/04/2019 notes funds remain in restricted escrow in the amount of $888.41 and an inspection is needed to close the claim.  The damage repair amount is estimated at $3,567.01.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX noted on 10/XX/2018 and expires on 01/XX/2019. No damage was reported.	Yes	0	53696.7	2	304.02	56.4	11/01/2019	10/01/2019	10/02/2019	10/31/2019		100.34	102.97	101.98	102.23	5	1	0	0	000000000000000000000001110000000112	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	130365.51	304.02	2	03/01/2015			No		Yes	Corporate Advances	147							Corporate Advances	No									No																				No			No
GCAT2020RPL0749	3	[3] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Call borrower and advised of the total amount due.  Borrower was upset about the call and said already told someone about the payment.  Borrower stated will make payment online and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments state water heater damage.  Date of loss was 11/13/16.   No insurance documents or adjustors report  were ever sent.  On 4/23/19, Loss Draft closed file due to 120 day no contact with borrower. No  inspection completed.  The damage repair amount is estimated at $4,249.99.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	49611.16	2	267.6	1042.12	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	0	4	3	11	000000000000000000235689998765432223	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	12/13/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	124437.5	267.6	2	03/01/2015			No				1213.5								No									No																				No			No
GCAT2020RPL1400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	109470.54	2	380.02	-21.63	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	05/01/2015	UTD	184248.83	380.02	2	05/01/2015			No				0		-21.63						No									No																				No			No
GCAT2020RPL1183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower requested that the flood insurance to be part of escrow account. The flood insurance is paid by the borrower, but not required on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loan modification was completed effective 03/01/2015 (prior to the review period).	Yes	0	92971.89	2	370.74	506	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	07/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/01/2015	UTD	293769.18	370.74	2	03/01/2015			No				5283.72								No									No																				No			No
GCAT2020RPL1605	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Per comments on 08/14/2019, Borrower was having some repairs done to the property and a representative from the repair company wanted the company to be added to the loan. Borrower and company were provided with LPI Insurance phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per the comments on 07/15/2019, the Borrower is working with a Home Rebuild Program to have some repairs done on property.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	45593.91	3.5	185.34	2662.26	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	100	100	97.66	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/11/2019	Yes	08/14/2019	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2016	UTD	48299.62	159.28	2.5	02/01/2016	01/01/2056	480	No				0								No									No																				No			No
GCAT2020RPL0550	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Contacted borrower and provided total amount due.  Borrower stated payment was made and will check bank account.  Borrower also stated payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 11/16/2017 due to wind hail on 10/24/2017.  Claim funds in the amount of $10,668.56 were received on 3/22/2018 and were endorse and released to the borrower on 7/9/2019.  The claim is classified as endorse and release with no inspection required.  The status of repairs was not provided.  The damage repair amount is estimated at $10,668.56.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	23457.14	2	134.45	1313.75	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	116.67	100	100	2	0	0	0	000000000000000000000000001000100000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	04/26/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2015	UTD	106532.98	134.45	2	11/01/2015	02/01/2037	256	No				0								No									No																				No			No
GCAT2020RPL1425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower calling the servicer to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	611460.78	3.625	2642.71	7173.55	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	98.62	1	0	0	0	000000000000000000000000000000010000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/14/2012	UTD	688742.16	2085.69	2	01/01/2013	12/01/2052	480	No				0								No									No																				No			No
GCAT2020RPL0373	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 05/16/2019, the borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricance XXXXXXXXXX.   Flood damage was noted on 10/31/2017.  Claim funds in the amount of $28000.71 were received on 03/28/2018 and were endorse and released.  The claim was closed on 06/24/2019 after multiple attempts to contact the borrower for an inspection.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $28,000.71.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX dated 10/XX/2019 and Hurricance XXXXXXXXXX on 9/XX/2017.	Yes	0	415222.68	4.875	3060.36	5950.81	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	2	0	0	0	000000000000000000000000010000000010	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	05/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	HAMP - Active Perm	05/01/2011	UTD	574922.25	2370.43	2	05/01/2011	07/01/2035	291	No				1.5								No									No																				No			No
GCAT2020RPL1563	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019.  Borrower returned call. The borrower was disputing credit reporting on the account. The borrower stated it was the lenders fault the payment was returned . The agent advised the borrower they could submit the dispute in writing and gave the borrower the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Inspection Results and Report received 11/1/2018. Per 11/1/2018 and 11/6/2018 commentary on file repairs are complete at 100%, therefore property damage is not being captured due to all repairs are resolved at this time.
			Property was impacted by Hurricane XXXXXXXXXX as noted on 10/XX/2019. No damage was noted.	Yes	0	159761.55	3.25	634.21	3664.56	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	101.4	101.4	101.05	5	5	4	2	000000000000005432233322121100101000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/07/2019	Yes	10/22/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	07/01/2015	UTD	170239.82	634.21	3.25	07/01/2015	06/01/2055	480	No				0								No									No																				No			No
GCAT2020RPL0177	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower contact advised two payment received and now due for December. Borrower requested to have password and security question reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/12/2017 a FEMA comment with a disaster started on 09/10/2017 and expired on 12/09/2017.	Yes	0	90411.22	2	740.84	3039.08	12/01/2019	11/01/2019	10/07/2019	10/31/2019		133.33	116.67	111.11	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	05/12/2016	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	04/01/2015	UTD	213819.19	740.84	2	04/01/2015			No				16.5								No									No																				No			No
GCAT2020RPL1068	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called in to verify payment history on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/31/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Per notation on 10/31/2019, the Borrower disputed their account status and history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	455576.88	4.25	2567.67	2031.79	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	0	0	0	24	000000000000999999999999999999999999	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	Yes	04/05/2019	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/03/2018	UTD	466767.6	2567.67	4.25	11/01/2018	02/01/2043	292	No				110								No									No																				No			No
GCAT2020RPL1655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Borrower called in to provide limited partner insurance information .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	245469.16	3.875	1047.07	1106.44	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	1	1	0	0	000000000000000000000000000210000000	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/06/2019	Yes	02/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2016	UTD	357955.16	1047.07	3.875	07/01/2016	06/01/2056	480	No				0								No									No																				No			No
GCAT2020RPL1472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in a one time draft payment. Provided total amount due.  Processed effective  8/01 for $1199.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	219071.67	2.125	754.88	741.43	11/01/2019	10/01/2019	09/23/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	Yes	08/01/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	07/01/2016	UTD	234007.79	754.88	2.125	07/01/2016	12/01/2053	450	No				0								No									No																				No			No
GCAT2020RPL1688	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2019.  The borrower called in regarding the letters of status of repair; and the last letter was received on 06/17/2019.  The customer had cancelled the claim and does not want anymore letters.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a bad check fee due to agent error.  The payment was supposed to be scheduled for 11/28/2018; but the agent processed the payment the same day which caused the returned payment.  This $20.00 fee was waived on 06/28/2019 since the loan has been current since 2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/30/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The insurance claim for wind and hail damage was cancelled due to minimal damage per notes dated 06/18/2019.  No evidence of any completed repairs was cited.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	549971.37	2	1756.66	-1391.05	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	1	0	0	1	000000000000000001000000000000000009	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	Yes	07/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	10/01/2016	UTD	618869.71	1756.66	2	10/01/2016	09/01/2056	480	No				0		-1391.05						No									No																				No			No
GCAT2020RPL1218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Borrower was advised payment can be made thru bill pay once for $10.00 fee over the phone. She will mail payment. Grace period until 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	72696.04	4	362.36	345.01	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	10	000000000000000000000000009999999999	No	No	N/A	N/A		No	No	Yes	06/14/2016	10/03/2019	Yes	07/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	186138.84	362.36	4	07/01/2017	06/01/2047	360	No				0								No									No																				No			No
GCAT2020RPL1699	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/13/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim filed for cause of loss wind hail on date of loss 03/14/2017. The claim is classified as endorse and release as the claim is $18,915.36 which is under the $20,000 threshold and no longer requires a final inspection per new FNMA/FHLMC guidelines announced 04/10/2019. There is no evidence if repairs have been completed.  The damage repair amount is estimated at $18,915.36.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 01/08/2019 reflects FEMA disaster due to Connecticut storms in September 2018 with a start date of 12/05/2018 and expires 03/05/2019.	Yes	0	200221.86	3.125	762.25	-4817	11/01/2019	10/01/2019	10/01/2019	10/31/2019	The subject loan was modified on 02/07/2017.	100	100	100	100	2	0	0	3	000000000000000000000001100000000999	No	No	N/A	N/A		No	No	Yes	06/09/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	09/01/2016	UTD	228057.89	762.25	3.125	10/01/2016	09/01/2056	480	No		Yes	Corporate and Escrow Advances	407		-4817					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower called in after attempt was made to contact with voicemail.  Advised borrower of total amount due.  Discussed ACH, eBill and Webchat with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	362352.81	4	1641.02	3000.94	11/01/2019	10/01/2019	10/15/2019	10/31/2019	A loan modification was completed 04/2017 advancing the due date from 08/01/2014 to next due 03/01/2017 and the P&I adjusted from $1287.82 to $1641.02.	100	101.4	101.82	101.75	1	0	0	5	000000000000000000000000000000199999	No	No	N/A	N/A		No	No	Yes	06/06/2016	11/08/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	0	Non-HAMP	03/01/2017	UTD	508220.23	1641.02	4	03/01/2017	04/01/2053	434	No		Yes	Corporate Advances	569.8							Corporate Advances	No									No																				No			No
GCAT2020RPL1761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	189858.81	3.125	718.51	299.15	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2017	UTD	280013.55	718.51	3.125	03/01/2017	02/01/2057	480	No				0								No									No																				No			No
GCAT2020RPL1297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2018.  No recent contact with the borrower due to current account.  Only communication during the review period was regarding flood insurance coverage and payment.  Borrower appears to want to drop coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	529690.55	4	2532.47	2168.19	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	01/07/2016	10/28/2019	Yes	11/10/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2017	UTD	552239.84	2532.47	4	04/01/2017	09/01/2049	390	No				40								No									No																				No			No
GCAT2020RPL1197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/22/2016 and there is no evidence of reaffirmation.  Per notes date 07/22/2016, there is evidence of chapter 11 discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	28977.61	6	179.87	1344.39	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	7	000000000000000000000000000009999999	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/06/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	03/08/2017	UTD	50000	179.87	6	04/01/2017	03/01/2047	360	No				16.5								No									No																				No			No
GCAT2020RPL1681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The customer called in confirmed the previous amount due of $1123.78 and requested assistance with online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	195478.74	3.25	767.39	-361.64	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	1	0	1	0	000000000000000010000003000000000000	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	Yes	08/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	09/01/2016	UTD	205988.87	767.39	3.25	09/01/2016	08/01/2056	480	No		Yes	Escrow Advances	0		-361.64					Escrow Advances	No									No																				No			No
GCAT2020RPL2088	2	[2] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  On 6/13/2019 an authorized third party called to have an invoice faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	106036.93	2	335.81	875.84	01/01/2020	12/01/2019	09/16/2019	10/31/2019	Principal curtailment applied 9/2019	277.28	221.97	170.2	152.65	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/06/2019	Yes	06/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	200000	335.81	2	05/01/2018	04/01/2058	480	No		Yes	Corporate Advances	500							Corporate Advances	No									No																				No			No
GCAT2020RPL1794	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  On 07/11/2019, the Borrower's last contact was via an inbound call to inquire about a payment deferral. The Servicer informed this was not a Loss Mitigation Option that is offered.However, the Repayment Plan "RPP" was and how a later fee would be assessed and impact on credit.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Credit reporting dispute was noted. Unable to locate assumption that would remove either borrower from financial responsibility. No evidence of dispute resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modifications effective date of 12/01/2014 and 04/28/2017.	Yes	0	277992.16	4.5	1292.49	1572.75	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100.41	100.69	100.52	0	0	0	6	000000000000000000000000000000999999	No	No	N/A	N/A		No	No	Yes	06/06/2016	11/05/2019	Yes	07/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/21/2017	UTD	498576.61	1292.49	4.5	04/01/2017	03/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A foreclosure action on this loan was closed an billed on 01/03/2018 due to a completed loan modification.	Yes	0	244058.74	6.125	1382.01	1155.12	12/01/2019	11/01/2019	10/30/2019	10/31/2019		100	100	100	100	0	0	0	13	000000000000000000000009999999999999	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/12/2017	UTD	343071.78	1382.01	6.125	11/01/2017	10/01/2057	480	No				26								No									No																				No			No
GCAT2020RPL1680	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Date of Loss was 9/11/17 for Hurricane damage. On 9/7/19 check was endorsed and released with claim closed.  No evidence of inspection completed or the repairs were made.  The damage repair amount is estimated at $10,742.97.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 09/XX/2019 reflects that the property was located in a FEMA disaster area affected by a hurricane.	Yes	0	200127.57	3.75	835.88	1739.34	11/01/2019	10/01/2019	10/21/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/18/2016	UTD	297192.97	835.88	3.75	09/01/2016	08/01/2056	480	No				967.18								No									No																				No			No
GCAT2020RPL1630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called in a payment- also wanted to know why late charges are still showing on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/25/2016 and there is no evidence of reaffirmation.  The only bankruptcy information evident is that a ch 7 was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Modification completed- effective date 06/01/2016.	Yes	0	260222.55	4	1129.48	1154.49	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	06/09/2016	11/05/2019	Yes	04/17/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/01/2016	UTD	309919.24	1129.48	4	06/01/2016	05/01/2056	480	No				16.5								No									No																				No			No
GCAT2020RPL1140	3	[3] Cramdown Granted. [3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower advise that they will make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/29/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/14/2015.  The proof of claim was filed 04/21/2014.  Cramdown was granted and became effective 03/01/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments on 10/29/2018 indicate tat the preliminary title is not clear. The title has an LLC requirement. There is no evidence of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	79163.91	4.625	458.36	-2568.05	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	66.67	129.97	333.34	0	0	0	24	000000000000999999999999999999999999	No	No	N/A	N/A		No	No	Yes	06/07/2016	11/05/2019	Yes	08/22/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No	11/22/2016	No	Yes	Yes	Not Filed	No										No			No	No			Yes	Repayment Plan	05/15/2019	RPP	Yes	No	Yes	Repayment Plan	No		Borrower completed a repayment plan according to notation on 5/2/2019.	Limited	Completed Plan	FBA					No									No								No							No	No	N/A				Yes	Missing											No				2350.95		-2568.05				04/21/2014		No									No																				No			No
GCAT2020RPL1185	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2019.  Borrower contact is regarding loss draft funds and explanation of the claim process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Damage was noted due to hurricane with a date of loss of 09/10/2017. Comment on 10/26/2019 reflects loss amount as $25,000.00. As of 10/26/2019, a 95% inspection is still needed in order to endorse and release check.  The damage repair amount is estimated at $25,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by Hurricance XXXXXXXXXX as noted on 11/XX/2019. Hurricane occurred on 09/XX/2017. Notice of supplemental claim funds received by Borrower on 10/26/2019 for an outstanding claim in connection to hurricane damage suffered in September of 2017. An unendorsed supplemental funds claim check was received by Servicer on 11/02/2019. Repairs are in progress.	Yes	0	158664.48	4	528.88	464.56	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	10/13/2016	11/05/2019	Yes	10/26/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A					Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2016	UTD	184095.33	528.89	4	12/01/2016	12/01/2046	361	No				0								No									No																				No			No
GCAT2020RPL1568	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  Borrower advised that a payment was sent but did not provide a date of when the payment was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment reflect damages with a date of loss of 03/16/2017 due to wind and hail. No evidence that damage was resolved. Claim check was received on 08/03/2017.  The damage repair amount is estimated at $2,818.70.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	89030.77	2.125	298.79	-209.35	10/11/2019	09/11/2019	10/29/2019	10/31/2019		100	83.33	88.89	91.67	1	0	0	0	000000000000000000010000000000000000	No	No	N/A	N/A		No	No	Yes	10/12/2016	11/10/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes		Yes	Corporate and Escrow Advances	400.41	Yes	-209.35					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower made a payment in the amount of $2,249.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	564768.73	2	1794.07	887.44	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	10/12/2016	11/05/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	02/01/2017	UTD	796395.54	1794.07	2	02/01/2017	01/01/2057	480	No				0								No									No																				No			No
GCAT2020RPL0559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The customer called in regarding their year end statement and verified if taxes were paid. The representative confirmed that one installment was paid for the 2017 taxes in January of 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	521141.3	4.784	3875.68	-4220.76	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/12/2016	11/05/2019	Yes	01/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Missing											No				4503.88		-4220.76						No									No																				No			No
GCAT2020RPL2182	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  Borrower called in to inquire about refinancing the loan and said was interested in a lower interest rate.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed present and previous account status as reported to the credit bureau. It was determined the account was accurately reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A foreclosure action on this loan was closed and billed on 07/27/2018 due to a completed loan modification.	Yes	0	225313.92	5.125	1116.88	1283.6	11/01/2019	10/01/2019	10/16/2019	10/31/2019	Velocity verified correct	100	100	100	100	1	1	5	14	000000000000000199999999876543323334	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	10/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/26/2018	UTD	244162.3	1116.88	5.125	07/01/2018	06/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL1169	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  Agent spoke to borrower and provided total amount due.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 11/13/2018 advising the roof was leaking. A claim was filed as of 11/14/2018 for wind hail damages caused on 11/06/2018. The loss amount was listed as $10,000.01. The borrower cancelled the claim was of 12/04/2018 due to the high deductible. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $10,000.01.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments on 07/15/2019 indicated the property was located in a FEMA disaster zone for storms starting on 04/17/2019.	Yes	0	141084.85	6.375	920.52	727.09	11/01/2019	10/01/2019	10/14/2019	10/31/2019	Loan modification completed 07/2018.	100	100.91	100.6	100.45	1	1	1	15	000000000000000044443210099999999999	No	No	N/A	N/A		No	No	Yes	10/12/2016	11/05/2019	Yes	12/10/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/25/2018	UTD	176588.78	920.52	6.375	07/01/2018	04/01/2046	334	No		No		0	N/A							No									No																				No			No
GCAT2020RPL0875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  Per comments on 10/30/2019, borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	296398.89	6.875	2308.53	1960.01	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100	100	100	100	0	0	0	8	000000000000000000000000000099999999	No	No	N/A	N/A		No	No	Yes	12/06/2016	11/05/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2017	UTD	312743.27	2308.53	6.875	06/01/2017	03/01/2039	262	No		Yes	Corporate Advances	430							Corporate Advances	No									No																				No			No
GCAT2020RPL0861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/05/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 08/05/2017.  Notice of bankruptcy filed on 12/20/2016, which is outside of scope but relevant.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	89489.92	5.875	651.44	880.96	12/01/2019	11/01/2019	10/22/2019	10/31/2019		68.8	103.2	103.2	102.66	0	0	1	3	000000000000000000000000000000003776	No	No	N/A	N/A		No	No	Yes	12/07/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														Yes	Corporate Advances	500							Corporate Advances	No									No																				No			No
GCAT2020RPL1135	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower called on 4/15/2019 to make a payment and request an automatic payment application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/06/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/02/2018 and there is no evidence of reaffirmation.  There is another bankruptcy prior to this that was dismissed in December 2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	281630.34	4.375	1539.84	911.77	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	11	0000000000000000000000099999999999XX	No	No	N/A	N/A		No	No	Yes	01/10/2017	11/05/2019	Yes	04/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD	296847.84	1539.84	4.375	11/01/2017	12/01/2044	326	No				2195.7								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1154	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment on 11/09/2018 reflects wind damage was noted with tarp on the roof. No evidence of claim being filed or damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by Hurricane XXXXXXXXXX as noted on 10/XX/2018 with a FEMA start date of 10/XX/2018 and end date of 01/XX/2019.	Yes	0	115726.07	3.75	584.82	940.75	11/01/2019	10/01/2019	10/07/2019	10/31/2019	The loan was modified on 04/14/2017.	100	100	100	100	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	12/07/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2017	UTD	122561.7	584.82	3.75	03/01/2017	07/01/2045	341	No		Yes	Corporate Advances	20							Corporate Advances	No									No																				No			No
GCAT2020RPL1149	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  Agent spoke to borrower regarding inspections for work performed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim for water damage sustained on 06/05/2017 was reported on 07/10/2019.  The inspector had no scope to verify the completed repairs; but the homeowner signed the satisfaction form per notes dated 10/24/2019.  The claim was closed on 10/23/2019 as all funds totaling $28,800.00 had been released.  The damage repair amount is estimated at $28,800.00.  Property repair is in process.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	181323.55	5.125	1061.21	1204.98	11/01/2019	10/01/2019	10/14/2019	10/31/2019	Velocity verified correct	100	100	100	100	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	07/12/2016	11/10/2019	Yes	10/24/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/01/2017	UTD	188110.49	1061.21	5.125	10/01/2017	05/01/2045	332	No		Yes	Corporate Advances	6383.28							Corporate Advances	No									No																				No			No
GCAT2020RPL1101	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 12/05/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  Borrower contact made a one time draft payment offered ACH and ebill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/10/2017 and there is no evidence of reaffirmation.  Minimal details of the bankruptcy filing and discharge date. Used the date in the comments that reflected a bankruptcy discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	71883.76	4.75	419.03	2138.78	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	9	00000000000000000000000000999999999X	No	No	N/A	N/A		No	No	Yes	12/07/2016	11/05/2019	Yes	06/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/07/2017	UTD	127381.73	419.03	4.75	09/01/2017	10/01/2043	314	No				470.16								No									No																				Yes	11/01/2016	12/05/2016	No
GCAT2020RPL1132	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called in and stated had received claim packet and was given correct amount.  Borrower wanted to know what to send in.  Transferred call to Loss Draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 10/17/2019 to report a claim. On 10/18/2019 the damage was noted as water damage on 10/13/2019. Claim funds of $4,541.46 was received on 11/9/2019. No further status update provided.  The damage repair amount is estimated at $4,541.46.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	149527.18	4.375	817.94	945.65	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	91.87	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	12/06/2016	11/09/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	156099.58	817.94	4.375	10/01/2017	12/01/2044	327	No		No		0								No									No																				No			No
GCAT2020RPL2248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	100469.06	4	434.92	450.21	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	91.67	0	0	0	17	000000000000000000099999999999999999	No	No	N/A	N/A		No	No	Yes	12/07/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/22/2018	UTD	104063.95	434.92	4	08/01/2018	07/01/2058	480	No		Yes	Corporate Advances	1.41							Corporate Advances	No									No																				No			No
GCAT2020RPL1006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  On 11/06/2018, the borrower called to inquired about loan payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	465547.01	4.25	2730.76	1138.34	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100.56	100.37	100.28	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	12/07/2016	11/05/2019	Yes	11/06/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/12/2017	UTD	490527.9	2730.76	4.25	11/01/2017	08/01/2041	286	No		Yes	Corporate Advances	311.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower called in and the agent confirmed that the payment for January has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	268667.67	4	1443.74	2008.38	11/01/2019	10/01/2019	10/01/2019	10/31/2019	The loan was modified on 05/04/2018.	100	100	100	100	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	01/12/2017	11/05/2019	Yes	01/10/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/20/2018	UTD	278229.3	1443.74	4	05/01/2018	01/01/2044	309	No		Yes	Corporate Advances	20							Corporate Advances	No									No																				No			No
GCAT2020RPL1090	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The customer called in and was advised on the account being past due and counselled on options for the account. The customer made a one time payment to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	143863.66	4	782.74	-510.03	11/01/2019	10/01/2019	10/16/2019	10/31/2019	Paystring verified correct; loan modified 11/20/2017, due date did not roll until following month	100	100	100	100	0	0	0	11	0000000000000000000000099999999999XX	No	No	N/A	N/A		No	No	Yes	01/10/2017	11/05/2019	Yes	04/12/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD	150565.78	782.74	4	12/01/2017	07/01/2043	308	No		Yes	Corporate and Escrow Advances	275		-510.03					Corporate and Escrow Advances	No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called in to inquire about payment increase and was advised it was due to added escrow shortage carried over from the previous year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	162713.16	4	892.86	-637.25	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	1	0	0	12	000000000000000000000001999999999999	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	171428.12	892.86	4	09/01/2017	03/01/2043	307	No		Yes	Escrow Advances	0		-637.25					Escrow Advances	No									No																				No			No
GCAT2020RPL2079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	235103.78	6.5	1388.56	4700.21	11/01/2019	10/01/2019	10/01/2019	10/31/2019	A loan modification was completed 03/2018 advancing the due date from 02/01/2016 to next due 04/01/2018 and the P&I adjusted from $1331.77 to $1388.56.	66.67	83.33	88.89	91.67	0	0	0	17	000000000000000000099999999999999999	No	No	N/A	N/A		No	No	Yes	01/18/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/06/2018	UTD	237176.23	1388.56	6.5	04/01/2018	03/01/2058	480	No		Yes	Corporate Advances	120							Corporate Advances	No									No																				No			No
GCAT2020RPL1260	3	[3] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mod completed 4/26/18.	Yes	0	44231.89	7	299.39	395.03	11/01/2019	10/01/2019	10/15/2019	10/31/2019		104.61	103.07	102.56	101.92	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	01/19/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/12/2018	UTD	86932.93	299.39	7	05/01/2018	04/01/2048	360	No		Yes	Corporate Advances	70							Corporate Advances	No									No																				No			No
GCAT2020RPL1333	3	[3] Delinquent Taxes - Delinquent taxes, but not tax sale [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Per comments on 10/01/2019, payment was authorized over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/12/2018.  Missing details
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Delinquent water sewer changes in the amount of $201.16 for 2019 Tax Year.	Yes	Bankruptcy	292348.57	4	1370.63	-54.43	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	08/09/2016	11/05/2019	Yes	10/01/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	04/18/2017	Chapter 13					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	02/28/2018	UTD	406290.08	1370.63	4	04/01/2018	11/01/2050	392	No		Yes	Escrow Advances	0		-54.43				09/12/2018	Escrow Advances	No									No																				No			No
GCAT2020RPL1535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments indicate discharged chapter 7 bankruptcy. However, the filing date, case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	225699.71	4	996.23	894.32	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	83.33	100.34	91.92	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	07/29/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/09/2018	UTD	229753.63	996.23	4	06/01/2018	01/01/2055	440	No		No		0								No									No																				No			No
GCAT2020RPL2345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019.  Spoke to third party, stated need more documentation to review for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	236160.6	4	999.23	5418.45	11/01/2019	10/01/2019	10/07/2019	10/31/2019	The loan was modified on 09/06/2018.	100	100	100	100	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	07/29/2016	11/11/2019	Yes	10/22/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/06/2018	UTD	459765.4	999.23	4	09/01/2018	08/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL1231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  Borrower called in and was provided the total amount due.  Borrower made payment and fee of $5.00 was waived.  Offered to reset borrower's password and borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	46403.66	4	230.54	-9.97	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	11	000000000000000000000000099999999999	No	No	N/A	N/A		No	No	Yes	07/29/2016	11/06/2019	Yes	10/07/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/04/2017	UTD	111855.27	230.54	4	09/01/2017	08/01/2047	360	No		Yes	Corporate and Escrow Advances	276.96		-9.97					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The servicer called and spoke with borrower and advised total due.  Borrower authorized agent to process payment in amount of $4151.36 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy. However, the chapter filed, filing date, case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	834659.11	2	2645.87	-30185.53	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	2	0	0	3	000000000000000010100000000000000999	No	No	N/A	N/A		No	No	Yes	08/25/2016	11/05/2019	Yes	07/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	HAMP - Active Perm	03/01/2017	UTD	920228.17	2645.87	2	03/01/2017	02/01/2057	480	No		Yes	Escrow Advances	0		-30185.53					Escrow Advances	No									No																				No			No
GCAT2020RPL0915	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The borrower called in stating tried to go online and login and was not able to. The agent assisted borrower and reset password. The borrower was advised next payment due 02/01/2019 in amount of $1121.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/XX/2019 reflects the property is located in a FEMA disaster area due to Hurricane XXXXXXXXXX. No damage reported.	Yes	0	117240.36	6.5	875.96	-1952.21	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/13/2017	11/05/2019	Yes	01/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances	0		-1952.21					Escrow Advances	No									No																				No			No
GCAT2020RPL0117	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The customer called in to discuss the loss draft claim. The servicer confirmed the next steps on needing the claim check from the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The comments on 11/13/2018 referenced an inspection revealed moderate water damages caused by Hurricane XXXXXXXXXX, and the roof was tarped. An authorized third party called on 01/08/2019 to advise a claim was filed for the hurricane damages caused on 09/14/2018. The notes on 01/12/2019 referenced wind damages as well as the water damage, and a claim check was endorsed/released to the borrower in the amount of $6,396.45. The comments at that time also noted the claim was closed. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $6,396.45.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX noted on 10/XX/2019. No damages were reported. Prior comments on 12/XX/2018 stated the property was previously located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	Yes	0	32817.23	11.24	485.26	-1885.27	10/10/2019	09/10/2019	10/14/2019	10/31/2019		66.67	100	100	101.13	3	2	1	0	000000000000000000000000000100032211	No	No	N/A	N/A		No	No	Yes	03/08/2017	11/11/2019	Yes	01/09/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	557		-1885.27					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1604	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  The borrower called in and asked about property for sale because wants to purchase another loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Home has damages- there is a claim done 3/2018- flood damage- there's mold-...  & wind, flood loss from 8/29/17 (this one has been paid)... & there are repairs never made from a claim in 2015. Non- specific to those damages- claims denied  The damage repair amount is estimated at $10,000.01.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX per notes dated 10/XX/2019. No property damage was reported.	Yes	0	73792.3	2	245.01	554.1	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	131.18	1	0	0	0	000000000000000100000000000000000000	No	No	N/A	N/A		No	No	Yes	03/09/2017	11/05/2019	Yes	06/18/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	02/01/2016	UTD	87603.44	245.01	2	02/01/2016	01/01/2056	480	No		No		0								No									No																				No			No
GCAT2020RPL0766	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The servicer called and spoke with borrower and advised of total amount due. Borrower advised payment was mailed on 10/05/2019 and provided money order tracking information. Website shows still in transit and requested not to be charged late fee. The agent advised once payment is received can waive late fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/03/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	69824.15	5.5	510.89	1745.95	11/01/2019	10/01/2019	10/21/2019	10/31/2019		100	100	100.05	100.1	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/09/2017	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2011	UTD	98020.84	510.89	5.5	06/01/2011	06/01/2038	325	No		No		0								No									No																				No			No
GCAT2020RPL0617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	131164.99	5.14	947.1	5142.06	11/01/2019	10/01/2019	10/18/2019	10/31/2019		103.68	105.35	105	105.24	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/11/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL1133	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  Borrower called in to follow up on verification of mortgage request and was advised of turn around time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2019.  The dispute type is Verbal and the reason is Interest Rate dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed interest rate and the agent advised borrower to send in written request along with documentation showing interest rate of 5%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	151524.48	6.5	1020.79	2785.72	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	5	2	1	0	000000000000000000000000000023211111	No	No	N/A	N/A		No	No	Yes	03/09/2017	11/05/2019	Yes	10/02/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	01/01/2015	UTD	161500	1020.79	6.5	01/01/2015			No		Yes	Corporate Advances	66							Corporate Advances	No									No																				No			No
GCAT2020RPL1546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  The authorized third party called in and requested final inspection. Authorized third party advised borrower requested for the fence not to be put up and to have the funds allocated to to extra repairs to the roof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Insurance claim was filed for storm loss on 05/29/2018. Comment dated 10/22/2019 reflects final inspection received 10/17/2019 indicating repairs are 100% complete.	Yes	0	73585.72	4	325.57	-370.98	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/09/2017	11/09/2019	Yes	10/04/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	04/01/2015	UTD	136464.45	325.57	4	04/01/2015	03/01/2055	480	No		Yes	Escrow Advances	0		-370.98					Escrow Advances	No									No																				No			No
GCAT2020RPL0343	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Borrower contact to confirm payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/08/2018, the homeowner wanted to file an insurance claim for wind and water damage sustained in 01/2017.  The agent advised that there was no data on file regarding which insurance carrier handled that time frame.  No evidence of an active claim or the status of repairs was cited.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	71416.81	3.25	511.91	329.53	11/01/2019	10/01/2019	10/10/2019	10/31/2019		101.5	101.33	100.89	100.62	2	1	2	3	000000000000000000000100000010454332	No	No	N/A	N/A		No	No	Yes	03/08/2017	11/05/2019	Yes	09/19/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2013	UTD	99602.79	463.87	2	01/01/2013	02/01/2035	266	No		Yes	Corporate Advances	66							Corporate Advances	No									No																				No			No
GCAT2020RPL0194	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The servicer advised the borrower to send in the proof of insurance form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for wind damage that occurred on 09/XX/2018 due to Hurricane XXXXXXXXXX.  Damage was noted to the shingles and deck steps.
 Claim funds in the amount of $413.95 were endorse and released to the borrower on 11/08/2018 and the claim was closed.  The details of the damage and status of repairs were not provided and there is no evidence of the repairs being completed.  The damage repair amount is estimated at $413.95.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	27500.47	3.625	243.26	-531.46	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	1	0	1	18	000000000000000013567999999999999999	No	No	N/A	N/A		No	No	Yes	03/08/2017	11/05/2019	Yes	08/28/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/22/2011	UTD	42414.06	243.26	3.625	04/01/2011	11/01/2031	248	No		Yes	Escrow Advances	0		-531.46					Escrow Advances	No									No																				No			No
GCAT2020RPL1552	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower was contacted and advised of the account status. Offered to take payment by phone. Advised of other payment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/10/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes present and previous payment history.  After review, credit reporting accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	82020.63	4	372.04	225.65	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	103.95	104.28	103.97	3	2	0	0	000000000000000000000000002121001000	No	No	N/A	N/A		No	No	Yes	03/19/2017	11/08/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2015	UTD	89017.07	372.04	4	05/01/2015	04/01/2055	480	No		Yes	Corporate Advances	49.5							Corporate Advances	No									No																				No			No
GCAT2020RPL0342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The borrower disconnected after authentication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/04/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/20/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/03/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	140301.75	6.48	1271.66	-5426.16	12/14/2019	11/14/2019	08/28/2019	10/31/2019	Velocity verified correct	66.67	33.33	107.83	114.21	6	4	1	1	000000000000000000000001221112104321	No	No	N/A	N/A		No	No	Yes	03/11/2017	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	95		-5426.16				06/03/2014	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0348	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019.  Contacted borrower who stated had a family member pass away.  Posted payment and waived late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/29/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported water damage due to a flood on 4/14/19. Claim funds of $1625.75 was received on 5/13/2019 and was endorsed and released on 5/17/2019.  No evidence an inspection was completed. No further updates provided.  The damage repair amount is estimated at $1,629.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	46239.48	5.67	384.55	1491.35	11/01/2019	10/01/2019	10/25/2019	10/31/2019		102.04	101.02	100.68	100.52	0	0	0	3	000000000000000000000000000000000544	No	No	N/A	N/A		No	No	Yes	03/14/2017	11/05/2019	Yes	10/19/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0	N/A							No									No																				No			No
GCAT2020RPL1376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2019.  Borrower was advised of amount due and was offered to have payment set-up but the borrower stated that they will call back on 06/28/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	278139.99	4.75	1405.97	3169.76	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	5	0	0	0	000000000000000000000000000000011111	No	No	N/A	N/A		No	No	Yes	01/09/2017	12/09/2019	Yes	06/24/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2012	UTD	321810.8	1405.97	4.75	02/01/2012	01/01/2052	480	No		Yes	Corporate Advances	328							Corporate Advances	No									No																				No			No
GCAT2020RPL0172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/19/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/20/2019.  The proof of claim was filed 09/24/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	26670.93	7.5	348.86	-3071.79	01/01/2020	12/01/2019	04/26/2019	10/31/2019	Principal curtailment applied 5/2018, 6/2018, 8/2018, and 11/2018	0	0	0.79	64.35	0	0	0	4	000000000000000000000000000000009999	No	No	N/A	N/A		No	No	Yes	03/09/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	110.5		-3071.79				09/24/2015	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0112	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 05/04/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim filed for cause of loss wind hail on date of loss 05/01/2017. The claim was classified as endorse and released and the claim check in amount of $4970.08 was released to borrower 10/11/2017. There is no evidence repairs have been completed or final inspection received.  The damage repair amount is estimated at $4,970.08.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	29131.4	13.45	456.59	1158.15	01/01/2020	12/01/2019	10/22/2019	10/31/2019		100	100	100	100	2	1	0	0	000000000000000000000000000000002101	No	No	N/A	N/A		No	No	Yes	03/14/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	05/13/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	16.5						05/04/2015	Corporate Advances	No									No																				No			No
GCAT2020RPL0896	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2019.  On 06/22/2019, outbound call. The borrower was informed of lien waiver requirements to release final funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster due to Kansas Storms starting 06/20/2019 and ending 09/18/2019. No property damages were reported.	Yes	0	90075.55	5	600.34	3866.68	11/01/2019	10/01/2019	10/18/2019	10/31/2019		100	100	100	100	0	0	0	2	000000000000000000000000000000000099	No	No	N/A	N/A		No	No	Yes	03/11/2017	11/05/2019	Yes	06/22/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	74372.45	6.875	735.11	693.52	12/01/2019	11/01/2019	10/28/2019	10/31/2019		103.84	102.16	112.96	109.72	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/16/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0400	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The area was impacted by California Storms and declared Natural Disaster from 5/18/2019 to 8/16/2019. No damages noted.	Yes	0	327836.57	6.25	2716.76	2713.27	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100.28	100.16	100.3	91.91	0	0	0	5	000000000000000000000000000000099999	No	No	N/A	N/A		No	No	Yes	06/21/2017	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2017	UTD	356990.89	2716.76	6.25	04/01/2017	09/01/2035	222	No		Yes	Corporate Advances	21							Corporate Advances	No									No																				No			No
GCAT2020RPL0446	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage was noted with a date of loss of 03/02/2018. Loss amount was noted on 06/26/2019 in the amount of $12,144.53. Pending 95% or greater inspection. Even though the claim was closed per comment on 06/26/2019, no evidence of resolution of damage.  The damage repair amount is estimated at $12,144.53.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	189750.99	5.625	1478.48	1732.24	12/01/2019	11/01/2019	10/17/2019	10/31/2019		100.55	100.55	100.77	100.67	0	1	1	16	000000000000000000999999999998765432	No	No	N/A	N/A		No	No	Yes	11/05/2018	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/30/2018	UTD	200008.35	1478.48	5.625	06/01/2018	04/01/2036	215	No		No		0								No									No																				No			No
GCAT2020RPL1792	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  07/18/2019 borrower call to get insurance info for flood
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed in amount of $57,891.21 due to roof missing shingles and leak in hallway and kitchen. Several attempts for repairs status which were unsuccessful and no evidence of 100% inspection. Claim was closed due to no contact.  The damage repair amount is estimated at $57,891.21.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was previously located in a FEMA disaster area outside the review period on 09/XX/2017 due to hurricane per notes dated 09/XX/2017.	Yes	0	231971.84	3	872.56	2053.42	11/01/2019	10/01/2019	10/04/2019	10/31/2019		121.13	118.56	121.61	121.86	0	0	1	11	000000000000000000000000399987666554	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/07/2019	Yes	07/18/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	04/01/2017	UTD	243741.98	872.56	3	04/01/2017	03/01/2057	480	No		Yes	Corporate Advances	16.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The servicer called and spoke with borrower regarding payment. The borrower stated payment was mailed on 04/10/2019 in amount of $4494.39 and provided the check number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	654713.99	4.25	3216.39	6185.53	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	2	2	8	2	000000000000000011000000433243333332	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/08/2019	Yes	04/12/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Missing											No		Yes	Corporate Advances	16.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	581709.5	5.125	3368.91	2546.99	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100.61	100.31	95.93	93.73	0	6	6	2	000000000000000000000022332234432233	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	03/27/2009	UTD	596637.17	1491.59	3	05/01/2009	01/01/2046	441	No		No		0								No									No																				No			No
GCAT2020RPL1202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower called in and made a payment in amount of $2877.69 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	546302.68	2	2162.98	1077.62	11/01/2019	10/01/2019	10/02/2019	10/31/2019		100	100	100	103.85	0	1	3	0	000000000000000000000000000000003332	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/06/2019	Yes	02/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	03/01/2017	UTD	587560.15	2162.98	2	03/01/2017	04/01/2047	362	No		No		0	N/A							No									No																				No			No
GCAT2020RPL1339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in a payment, one time draft. Educated on ach and ebill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	361203.32	3	1480.61	1192.96	11/01/2019	10/01/2019	10/14/2019	10/31/2019	The Servicer granted the borrower a loan modification on 04/24/2017.	100	100	100	100	0	0	2	3	000000000000000000000000000000055433	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	Yes	08/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2017	UTD	377877.48	1480.61	3	05/01/2017	03/01/2051	407	No		Yes	Corporate Advances	1450.54							Corporate Advances	No									No																				No			No
GCAT2020RPL1892	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower discussed endorsing the claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A call to loss draft department referencing an insurance claim was noted on 10/31/2019. The insurance claim was filed for wind / hail damage with a loss amount of $21,297.98. The borrower inquired on 11/01/2019 about how to get the check for endorsed. The borrower was advised to send the check with the insurance estimate. No details on the damage nor any indication of completed repairs were cited.  The damage repair amount is estimated at $21,297.98.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	389157.76	2.875	1408.93	2950.1	11/01/2019	10/01/2019	10/18/2019	10/31/2019		100	100	100	100	0	0	1	10	000000000000000000000000099888876543	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2017	UTD	401613.2	1408.93	2.875	08/01/2017	07/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1416	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2019.  Per comments on 10/18/2019, the borrower called to authorize a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower reported property damage on 5/1/2018 due to a fire/ lightning on 4/27/2018.  Claim funds in the amount of $129,602.11 were received on 6/20/2018.  The inspection completed on 11/20/2018 with the result of 95% was received on 11/22/2018. The claim was closed on 12/1/2018 with all funds disbursed. No further updates had been provided.  The damage repair amount is estimated at $129,602.11.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	98763.74	4.625	486.82	1310.15	11/01/2019	10/01/2019	10/18/2019	10/31/2019		100	100	100	100	2	0	5	6	000000000000000000011000056555433333	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	10/18/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/14/2017	UTD	101397.28	486.82	4.625	09/01/2017	10/01/2052	422	No		No		0								No									No																				No			No
GCAT2020RPL1419	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019.  Spoke with borrower regarding the repairs and borrower stated is not ready for the inspection.  Borrower stated the roof repairs are still pending.  Advised borrower that will reach out every 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 06/11/2019 to report a claim for wind hail damages caused by Hurricance XXXXXXXXXX on 09/10/2017. A check for $36,000 was received on 06/27/2019. All funds were released to the borrower/contractor as of 07/26/2019. The borrower noted on 09/20/2019 the interior work was completed; however, the roof repairs were still pending.  The damage repair amount is estimated at $36,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster zone for Hurricance XXXXXXXXXX on 09/10/2017. The damages remain unresolved.	Yes	0	200247.41	3	797.75	2657.7	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	1	3	7	0	000000000000000000000000013333332223	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	09/20/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2014	UTD	315576.29	797.75	3	01/01/2014	10/01/2052	466	No		Yes	Corporate Advances	184.5							Corporate Advances	No									No																				No			No
GCAT2020RPL0579	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  The borrower inquired about the principal balance on the credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Tropical Storm XXXXXXXXXX as noted on 10/21/2019. The disaster expiration date is 01/19/2020. There is no evidence of damage to the property.	Yes	0	311485.55	2	1065.12	7150.92	11/01/2019	10/01/2019	10/09/2019	10/31/2019	The loan was modified on 05/31/2017 A principal curtailment of $21022.67 was applied oh 07/18/2017	100	100	110.43	99.49	1	0	1	5	000000000000000000000000000010876543	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	Yes	01/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	06/01/2017	UTD	460535.78	1065.12	2	06/01/2017	04/01/2037	239	Yes	06/01/2017	Yes	Corporate Advances	837.96							Corporate Advances	No									No																				No			No
GCAT2020RPL0599	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  The borrower inquired how much would need to pay off the loan within 9 months.  The agent replied that if paid $1,000 towards principal, it could be paid off in 9 years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The homeowner reported on 11/26/2018 that the property had been flooded on 10/05/2018.  An insurance claim was filed for water damage sustained on 10/12/2018. The claim was closed on 12/15/2018 as the recovery check for $5,000.00 was endorsed and released.  However, no evidence of completed repairs was cited.  The damage repair amount is estimated at $5,000.00.  Property repairs have not started.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	200817.09	4.625	1270.35	492.22	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	2	2	2	0	000000000000000000000000000000113223	No	No	N/A	N/A		No	No	Yes	01/08/2017	10/14/2019	Yes	06/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	08/01/2010	UTD		964.69	2	08/01/2010	05/01/2037	322	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
GCAT2020RPL1282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  The borrower was contacted on 10/24/2019 because a payment was due.  The borrower said they just got out of the hospital.  A payment was made over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	126473.65	4.875	707.66	1296.92	11/01/2019	10/01/2019	10/24/2019	10/31/2019		100	100	100	100	0	0	0	8	000000000000000000000000000099987654	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	10/24/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2011	UTD	220903.42	484.4	2	05/01/2011	04/01/2049	456	No		Yes	Corporate Advances	974.88							Corporate Advances	No									No																				No			No
GCAT2020RPL1464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2019.  Borrower advised switched insurance carriers in the middle of a policy term and received an insurance refund and wants to pay the shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	566988.25	4.335	2658.81	2298.3	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	91.67	7	0	4	0	000000000000000000000110111110003333	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	06/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2013	UTD	605635.8	2658.81	4.335	11/01/2013	10/01/2053	480	No		Yes	Corporate Advances	49.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	570940.74	2	2085.55	1269.07	11/01/2019	10/01/2019	09/30/2019	10/31/2019		100	100	105.33	104	0	0	0	5	000000000000000000000000000000077655	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2017	UTD	606373.97	2085.55	2	05/01/2017	06/01/2050	398	No		No		0								No									No																				No			No
GCAT2020RPL0860	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  Borrower called in about status of repair letter and stated the work  has been 80% completed. Borrower said will call back when repairs were 100% completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance check in the amount of $7,734.39 was received on 07/18/2019 for collateral hail and wind damage on 07/01/2019. As of 10/25/2019, repairs are 80% completed. Borrower stated will call back once repairs were 100% completed.  The damage repair amount is estimated at $7,734.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	263871.3	4.875	1758.49	273.48	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	0	1	3	0	000000000000000000000000000000003332	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	Yes	10/25/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2017	UTD	283829.6	1758.49	4.875	04/01/2017	02/01/2039	263	No		No		0	N/A							No									No																				No			No
GCAT2020RPL0976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	105652.6	4.5	674.94	1170.85	11/01/2019	10/01/2019	10/07/2019	10/31/2019	Paystring verified correct	66.67	100	100	100	0	2	2	14	000000000000000000999987654654443322	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		-689.4								No									No																				No			No
GCAT2020RPL1030	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/25/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower inquired about having a check endorsed on 10/19/2017 for $3,908.32. The borrower was advised to submit the check and the insurance estimate. Damage was noted due to hurricane with a date of loss of 09/10/2017. The check was approved through the bankruptcy plan to endorse and release funds on 11/02/2017. The claim was closed on 11/09/2017 with the last referenced to the claim on 11/28/2017 indicating the insurance estimate was $7,488.14 minus depreciation of $1,300.33 with a net claim amount of $6,187.81 and no further action. There was no indication of the damage, status of the repairs, or evidence of inspections provided.  The damage repair amount is estimated at $7,488.14.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricance XXXXXXXXXX (XX-XXXX) on 09/XX/2017.	Yes	Bankruptcy	47049.93	5.125	294.02	1860.79	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	100	100	100	1	3	0	0	000000000000000000000000000000002221	No	No	N/A	N/A		No	No	Yes	06/28/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Active	01/15/2019	Chapter 13					No	No								No							No	No	N/A				No														Yes	Corporate Advances	845						07/25/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL1138	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/03/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Per comment on 9/3/2019, Borrower submitted a dispute online. Servicer reviewed credit reporting and determined it was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	543725.66	3.625	2736.31	-23335.58	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	3	3	8	000000000000000000000022243376544443	No	No	N/A	N/A		No	No	Yes	06/12/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	435		-23335.58					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called on 10/31/2019 to set up pay arrangements.  The borrower said they might sell the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	515864.39	2	1714.79	4711	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	106.48	104.86	3	2	1	4	000000000000000000001000110005554322	No	No	N/A	N/A		No	No	Yes	06/17/2017	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	06/01/2017	UTD	541753.39	1714.79	2	06/01/2017	08/01/2036	231	No		No		0								No									No																				No			No
GCAT2020RPL0540	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: FEMA disaster was declared in North Carolina for Hurricane XXXXXXXXXX with declaration code XX-XXXX. FEMA declaration date was 09/14/2018 and incident occurred from 09/07/2018 to 09/29/2018.
FEMA disaster was declared in North Carolina for Hurricane XXXXXXXXXX with declaration code XX-XXXX. FEMA declaration date was 01/XX/2019 and incident occurred from 10/XX/2018 to 10/XX/2018.
			No damage was noted for either disaster.	Yes	0	72231.39	5.625	549.76	304.1	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	88.89	91.67	1	3	4	4	000000000000000000000000214543433232	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/08/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL1436	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  Spoke with borrower who called in payment.  Advised borrower of 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 10/21/19 indicated FEMA Disaster occurred due to Tropical storm XXXXXXXXXX. Start date 10/4/19 and expiration 1/2/20. No disaster property damage was reported.	Yes	0	74177.39	4.25	357.7	2142.23	11/01/2019	10/01/2019	10/24/2019	10/31/2019	Principal curtailment 5/2018, 7/2018, and 8/2018	102.01	104	107.39	109.32	0	3	1	0	000000000000000000000000000000002223	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	10/24/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2013	UTD	82491.95	357.7	4.25	04/01/2013	03/01/2053	480	No		No		0								No									No																				No			No
GCAT2020RPL0589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower called regarding insurance letter. Servicer advised that new HO-6 policy was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	32154.48	6.375	255.16	71.4	12/01/2019	11/01/2019	10/29/2019	10/31/2019	Due date correct for 01/2018 to 02/2018 per pay history.	100	100	100	100	1	0	0	15	000000000000000000100999999999999999	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	02/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD	33754.94	255.16	6.375	04/01/2018	04/01/2037	229	No		No		-717.3								No									No																				No			No
GCAT2020RPL1326	1	[3] Pay History -: Incomplete - Missing 02/01/2017 - 06/08/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  The borrower called on 9/16/2019 regarding escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	182480.45	5.875	1069.86	1340.8	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	91.67	1	1	1	14	00000000000000099999999999987XXXX213	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	09/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD	184863.4	1069.86	5.875	09/01/2018	07/01/2050	383	No		No		0								No									No																				Yes	02/01/2017	06/08/2017	No
GCAT2020RPL0628	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. North Carolina Hurricane XXXXXXXXXX (XX-XXXX) declared on September XX, 2018, and Hurricane XXXXXXXXXX (XX-XXXX) declared on January 31, 2019. There was no mention of property damages.	Yes	0	61212.89	5.875	467.32	421.4	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	83.33	100	100	0	2	2	7	000000000000000000000000099876543232	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/06/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		-666.76								No									No																				No			No
GCAT2020RPL0728	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  Current contacts with the borrower relate mainly to the borrowers dispute of the account reporting to the credit bureau.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/01/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower was disputing the reporting of this account to the credit bureaus and filed a complaint with the better business bureau per comments on 10/31/2018 and 1/10/2019.  The borrower states that Servicer was erroneously reporting 11 late payments.  The borrower also claims that Servicer was erroneously charging for the condo insurance.  Borrower was requesting $10,000 compensation on 3/26/2019 due to negative reporting.  Servicer comment from 4/11/2019 and 7/3/2019 stating the they reviewed the account history and it was reporting accurately.  9/23/2019 servicer received another dispute and advised the customer to send it in writing to consumer affairs.  9/26/2019, written dispute received and on 9/27/2019, faxed the account history to the borrower.  10/31/2019, another comment for the credit report dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	41798.09	6.625	328.64	547.22	11/01/2019	10/01/2019	10/25/2019	10/31/2019		100	100	100	100	2	2	5	11	000000000000001010777766576543233332	No	No	N/A	N/A		No	No	Yes	01/09/2017	11/10/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A					No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	43470.83	328.64	6.625	05/01/2018	02/01/2038	238	No		No		0								No									No																				No			No
GCAT2020RPL0541	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower made a one time payment.  They were offered automatic payments and webchat.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed for wind and hail damage sustained on 06/02/2017 to the roof.  Recovery funds for $4,951.11 were endorsed and released on 10/15/2018.  The claim was closed on 11/272018 although no evidence of completed repairs was cited.  The damage repair amount is estimated at $7,465.06.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	72061.82	6.375	579.54	2104.63	11/01/2019	10/01/2019	10/15/2019	10/31/2019		123.01	111.52	107.68	107.21	7	3	2	0	000000000000000000000001011111221332	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	03/26/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2013	UTD	84992.44	579.54	6.375	05/01/2013	01/01/2037	285	No		Yes	Corporate Advances	108							Corporate Advances	No									No																				No			No
GCAT2020RPL1243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower called in to ensure the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	39976.56	4	197.65	-1849.53	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	12	000000000000000000000000999999999876	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	03/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD	60647.66	197.65	4	12/01/2017	11/01/2047	360	No		Yes		-40		-1849.53						No									No																				No			No
GCAT2020RPL0757	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 10/XX/2019 notes indicate The property is located in a FEMA disaster area due to Hurricane XXXXXXXXXX, however, no damages were reported within the review period.	Yes	0	73667	6.875	587.26	793.6	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	100	100	100	0	1	1	17	000000000000000009999999999987665432	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD	76335.85	587.26	6.875	07/01/2018	05/01/2038	239	No		No		0								No									No																				No			No
GCAT2020RPL2061	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower requested clarification on the modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXXXXXXXXX (XX-XXXX) on 10/XX/2018. There is no evidence of property damage.	Yes	0	99968.32	4	425.87	508.04	11/01/2019	10/01/2019	10/04/2019	10/31/2019		101.96	102.94	102.88	102.65	0	0	0	19	000000000000000009999999999999998765	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	03/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/05/2018	UTD	101898.49	425.87	4	03/01/2018	02/01/2058	480	No		Yes	Corporate Advances	182	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL1510	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  Per the comments on 10/08/2019, borrower called in to authorize a phone payment. Advised of the fee. Borrower insisted the fee was incorrect and cancelled the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/07/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per the comments on 08/07/2019, Borrower stated they wanted to dispute Credit reporting. The borrower was advised of the fax number to escalate the dispute. No further dispute comments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	603538.97	4.25	2775.95	2211.61	11/01/2019	10/01/2019	10/08/2019	10/31/2019		100	100	100.64	100.51	0	0	0	24	000000000000999999999999999999998765	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/07/2019	Yes	10/08/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			Yes	Modification	11/20/2018	MOD	Yes	No	Yes	Modification	No		The loan was modified on 11/20/2018.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2018	UTD	611193.78	2775.95	4.25	11/01/2018	06/01/2054	428	No		Yes	Corporate Advances	145							Corporate Advances	No									No																				No			No
GCAT2020RPL0198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	53391.48	6.67	547.99	63.35	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	116.67	100	100	0	0	1	10	000000000000000000000000099999876543	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No				Yes	Cancelled					No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	172.07	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL0260	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower advised of property damage due to Hurricane XXXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The legal description on the mortgage does not state the legal description in full as it on the vesting deed per notes dated 08/17/2018.  The title claim was denied as the policy takes exemption for legal description issues per notes dated 09/10/2018.  A reformation count was added to the complaint.  The title resolution was pending the formation via entry of judgment on 142/07/2018.  However, the foreclosure was closed on 12/10/2018.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower filed an an insurance claim on 10/31/2019 for hurricane damage sustained to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/31/2019 reflects that the property is located within a FEMA disaster area due to Hurricane XXXXXXXXXX. On 11/XX/2019, wind damage loss date is stated to be 12/XX/2018; and the damage is estimated at $20,000.	Yes	0	47198	7.99	489.68	728.7	11/30/2019	10/30/2019	10/30/2019	10/31/2019		110.21	110.21	110.21	211.01	4	5	2	11	000000000000999876543221210121065432	No	No	N/A	N/A		No	No	Yes	06/15/2017	11/10/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	Yes	Yes	Denied	No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	348.94							Corporate Advances	No									No																				No			No
GCAT2020RPL1933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower contacted servicer via web chat and requested a copy of the billing statement. The servicer responded via web chat and advised of online statement options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	546231.42	2.09	1741.87	3702.56	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	1	1	1	8	000000000000000000000000019988765432	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	08/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2017	UTD	566309.35	1741.87	2.09	09/01/2017	08/01/2057	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL0320	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 06/11/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Authorized third party stated he is aware of lender placed insurance refund on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	27154.92	4.5	267.66	51.53	11/25/2019	10/25/2019	10/25/2019	10/31/2019		100.34	81.71	68.13	61.38	0	0	0	11	00000000000000000099999999999XXXXXXX	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/07/2019	Yes	09/19/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/09/2007	UTD	100000				07/01/2029		Yes		Yes	Corporate Advances	855.5							Corporate Advances	No									No																				Yes	11/01/2016	06/11/2017	No
GCAT2020RPL0234	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  Borrower inquired on escrow account and wanted to have escrows cancelled. Borrower was advised to submit a request for removal. Borrower advised that they made a payment on taxes and was advised that there was a refund noted on 07/24/2019 for taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment on 01/17/2018 reflects damage from tropical storm. Claim was filed and a total of $64,258.87 was received as noted on 04/28/2018. Even though claim was closed on 01/30/2019, there was no evidence of damage being resolved.  The damage repair amount is estimated at $64,258.87.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	85622.2	4.49	908.66	1757.58	11/25/2019	10/25/2019	10/28/2019	10/31/2019		100.35	100.93	100.53	100.54	1	0	0	5	000000000000000000000000001000087654	No	No	N/A	N/A		No	No	Yes	06/15/2017	11/05/2019	Yes	10/08/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	45986.42							Corporate Advances	No									No																				No			No
GCAT2020RPL2147	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  On May 07, 2019, the servicer spoke with the borrower about the payment methods. The borrower stated they used bill pay to make payments. The borrower was advised the last payment was $0.41 short. The loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Severe Storms and Flooding (XX-XXXX) on 07/02/2018. There is no evidence of property damages.	Yes	0	188725.09	4.25	809.93	37.78	11/25/2019	10/25/2019	10/08/2019	10/31/2019		102.13	104.05	102.69	102.27	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	Yes	05/07/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/25/2018	UTD	191339.72	809.83	4.25	06/25/2018	05/25/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL0253	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Received call from authorized third party with questions regarding the insurance payment. Call was transferred to the Insurance department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $2,728.02 were received for water damage to the property on 10/11/2018. The claim was closed on 10/30/2019 due to no response from borrower. There is no evidence of completed repairs.  The damage repair amount is estimated at $2,728.02.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	156891.66	4	674.49	-1339.96	10/25/2019	09/25/2019	10/01/2019	10/31/2019	A loan modification was completed on 11/28/2017.	100	100	100	100	1	0	0	12	000000000000000000000001999999999999	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/05/2019	Yes	04/15/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/09/2017	UTD	161492.15	650.05	3.75	10/25/2017	03/25/2033	186	No		Yes	Escrow Advances	0		-1339.96					Escrow Advances	No									No																				No			No
GCAT2020RPL0160	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Outbound call to borrower, borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/04/2019 FEMA disaster area due to MO storms start date 09/30/2019 and expires 12/29/2019. No damages noted.	Yes	0	46343.4	4.99	530	-474.63	11/25/2019	10/25/2019	10/09/2019	10/31/2019		140.68	107	118.89	106.91	1	0	0	11	000000000000000100000000049999999999	No	No	N/A	N/A		No	No	Yes	06/13/2017	11/05/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/03/2007	UTD	100000				01/03/2032		No		Yes	Corporate and Escrow Advances	5435.92		-474.63					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1828	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  The servicer called and spoke with borrower regarding payment. The borrower authorized agent to process payment in amount of $648.00 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  An insurance claim was filed for flood damage sustained on 05/25/2019 in the amount of $41,532.03.  On 07/17/2019, the homeowner did not know if the property was repairable.  However, the agent replied that the insurance company did not consider it a total loss.  On 07/26/2019, the recovery check for $35,523.11 was endorsed and mailed to borrower.  On 08/22/2019, the homeowner stated had appealed FEMA denial decision for additional funds; but lost the appeal.  The claim was closed on 08/22/2019 as all funds were disbursed.  There is no evidence of a final inspection or that any repairs have been completed.  The damage repair amount is estimated at $35,523.11.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Oklahoma storms per notes dated 06/13/2019.	Yes	0	79462.84	4.125	346.31	-248.81	10/25/2019	09/25/2019	09/04/2019	10/31/2019		100	100	100	93.13	1	2	1	12	000000000000000000003212999999999999	No	No	N/A	N/A		No	No	Yes	06/14/2017	11/11/2019	Yes	09/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/25/2017	UTD	81367.32	340.07	4	05/25/2017	04/25/2057	480	No		Yes	Corporate and Escrow Advances	48	Yes	-248.81					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	566496.56	3.375	2284.75	12444.91	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	3	2	0	0	000000000000000002100000000010000210	No	No	N/A	N/A		No	No	Yes	06/07/2017	10/03/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	10/01/2015	UTD	601359.7	2284.75	3.375	10/01/2015	09/01/2055	480	No		Yes	Corporate Advances	90							Corporate Advances	No									No																				No			No
GCAT2020RPL0033	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  Borrower called in advising the insurance company had not  yet received the check.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/16/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted dispute online regarding inaccurate information. Servicer reviewed credit reporting and determined information was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/03/2019.  The proof of claim was filed 10/27/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	77686.19	4	1901.17	-7790.95	11/01/2019	10/01/2019	10/08/2019	10/31/2019	The loan was modified on 06/22/2018.	100	100	100	100	0	1	4	14	000000000000000009887767654354344323	No	No	N/A	N/A		No	No	Yes	06/07/2017	11/05/2019	Yes	09/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/14/2018	UTD	103231.82	1901.17	4	07/01/2018	06/01/2023	60	No		Yes	Corporate and Escrow Advances	250		-7790.95				10/27/2018	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1547	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 06/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	647137.66	3.5	2658.53	4153.91	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	0	00000000000000000000000000000XXXXXXX	No	No	N/A	N/A		No	No	Yes	06/07/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	04/01/2015	UTD	686265.97	2658.3	3.5	04/01/2015	03/01/2055	480	No		No		0								No									No																				Yes	11/01/2016	06/04/2017	No
GCAT2020RPL1463	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Authorized third party called in to make a payment and ask about  billing statement.  Servicer advised that statement was mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments dated 05/02/2019, the borrower had an insurance claim with a loss date of 09/28/2018 that the funds of $17,464.00 were endorsed and released as the claim was closed with an inspection received. No indication of further property damage notated.	Yes	0	479411.68	4.5	2299.77	4954.37	12/01/2019	11/01/2019	09/23/2019	10/31/2019		96.83	96.41	107.14	104.16	0	0	0	18	000000000000000000999999999999999876	No	No	N/A	N/A		No	No	Yes	01/23/2017	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2013	UTD	521908.52	1906.14	3.125	11/01/2013	10/01/2053	480	No		Yes	Corporate Advances	105	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL0381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower made a one-time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/11/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/06/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Damage to roof was noted with a date of loss of 03/20/2017. Claim check was received on 12/08/2017 in the amount of $2,528.15. 100% inspection was noted on file on 12/01/2017 with claim closed on 03/06/2018.	Yes	0	85414.58	7	747.37	1522.27	11/01/2019	10/01/2019	10/31/2019	10/31/2019	The Servicer granted the borrower a loan modification on 11/19/2018.	100	100	100	100.3	0	0	0	24	000000000000999999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/21/2017	11/05/2019	Yes	04/25/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/29/2018	UTD	100795.23	747.37	7	11/01/2018	07/01/2035	201	No		No		0								No									No																				No			No
GCAT2020RPL0241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower contact discussed amount due, attempted to collect payment borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1001934.28	4	8167.47	7498.01	11/01/2019	10/01/2019	10/31/2019	10/31/2019	The loan was modified in 5/2018.	100	100	100	100	0	1	1	16	000000000000000000999999999998765432	No	No	N/A	N/A		No	No	Yes	01/17/2017	11/05/2019	Yes	05/16/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/10/2018	UTD	1081593.99	8167.47	4	06/01/2018	12/01/2032	175	No		No		0								No									No																				No			No
GCAT2020RPL0459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  On 06/12/2019, outbound call was made. The borrower declined to make payment over the phone with the agent and stated would take care of later that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	58810.86	4	434.14	922.29	02/01/2020	01/01/2020	10/18/2019	10/31/2019		225.06	195.89	163.93	139.61	1	3	2	14	000000000000025499998765432100065432	No	No	N/A	N/A		No	No	Yes	01/15/2017	11/05/2019	Yes	06/12/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2010	UTD	83973.69	434.14	4	07/01/2010	05/01/2036	311	No		No		0								No									No																				No			No
GCAT2020RPL0462	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower was contacted on 12/17/2018 to offer automatic payments.  The borrower declined.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	68692.01	6.45	565.91	54.2	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	1	0	0	11	000000000000000100000000099999999998	No	No	N/A	N/A		No	No	Yes	03/16/2017	11/05/2019	Yes	12/17/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	06/01/2009	UTD		565.91	6.45	06/01/2009			No		Yes	Corporate Advances	77.5	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL0442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The borrower called and made a promise to pay 10/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	332093.01	4.875	2444.5	-453.61	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100	100.46	100.61	100.69	0	0	0	18	000000000000000000999999999999999998	No	No	N/A	N/A		No	No	Yes	01/18/2017	11/08/2019	Yes	10/09/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/09/2007	UTD	434947.87	2627.81	7.25	08/01/2007	04/01/2036	345	No		Yes	Corporate and Escrow Advances	60	UTD	-453.61					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/29/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/04/2017.  The proof of claim was filed 11/21/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	204643.73	4.25	897.59	-461.62	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	07/11/2017	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/09/2018	UTD	247327.79	897.59	4.25	09/01/2018	08/01/2058	480	No		Yes	Corporate and Escrow Advances	800		-461.62				11/21/2018	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1538	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Most recent conversations with the borrower relate to the the insurance claim proceeds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/20/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A dispute regarding the reporting of this account to the credit bureau was received 6/20/19.  The servicer reviewed the account the same day and states that it is reporting accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX noted on 10/XX/2019.
			Per comments dated 08/XX/2019, the borrower had an insurance claim with a loss date of 09/XX/2017 that the final draw funds of $1,487.50 were endorsed and released as the claim was closed with a 100% completion inspection received. No indication of further property damage notated.	Yes	0	219070.58	4.375	1015.81	1183.09	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	01/11/2017	12/08/2019	Yes	08/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A					No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	222846.57	1015.81	4.375	05/01/2018	02/01/2055	442	No		No		0								No									No																				No			No
GCAT2020RPL1874	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXXXXXXXXX (XX-XXXX) on 10/XX/2019. There is no evidence of property damage.	Yes	0	128181.93	3.5	511.36	2113.54	12/01/2019	11/01/2019	10/30/2019	10/31/2019		133.33	100	100	100	0	0	0	11	000000000000000000000000099999999999	No	No	N/A	N/A		No	No	Yes	07/07/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	154300.49	511.36	3.5	07/01/2017	06/01/2057	480	No		Yes	Corporate Advances	3102.71							Corporate Advances	No									No																				No			No
GCAT2020RPL0127	3	[3] Cramdown Granted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/19/2013.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/18/2014.  Order valuing property to $75,000 with rate of 5.25% over 15 years was noted on 07/19/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	48248.34	5.25	602.91	710.21	12/01/2019	11/01/2019	10/28/2019	10/31/2019	In 02/2017 the due date advanced from 08/01/2010 to next due 10/01/2014 and the P&I adjusted from $1143.00 to $602.91.	133.33	100	115.28	103.13	2	1	1	4	000000000000000000000000000043211999	No	No	N/A	N/A		No	No	Yes	07/07/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Bankruptcy Plan	02/18/2014	UTD	75000	602.91	5.25				No		No		-766.5								No									No																				No			No
GCAT2020RPL1241	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  On September 19, 2019, the servicer spoke with the borrower about the account. The borrower wanted to make the payment online, but was having issues. The servicer took a payment over the phone. The account is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/16/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 01/10/2017.  A motion for relief was filed 07/20/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster due to Pennsylvania Storms: Start date 11/27/2018 Expiration 2/25/2019. No damage reported.	Yes	0	35366.92	4	175.69	1341.31	11/01/2019	10/01/2019	10/08/2019	10/31/2019		100	100	100	100	0	0	0	13	000000000000000000000009999999999999	No	No	N/A	N/A		No	No	Yes	07/11/2017	11/06/2019	Yes	09/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	08/08/2017			Yes	Complete	1	Non-HAMP	12/01/2017	UTD	151209.08	175.69	4	12/01/2017	11/01/2047	360	No		No		-2460.62						01/10/2017		No									No																				No			No
GCAT2020RPL2425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Borrower contact made a one time payment with an effective date of 09/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	216891.77	5	1053.6	-517.34	11/01/2019	10/01/2019	09/30/2019	10/31/2019		100	100	100	91.67	0	0	0	25	000000000009999999999999999999999999	Yes	No	N/A	N/A		No	No	Yes	07/07/2017	11/11/2019	Yes	09/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/06/2018	UTD	260010.85	1053.6	5	12/01/2018	11/01/2058	480	No		Yes	Corporate and Escrow Advances	175		-517.34					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Spoke to borrower- reset password for online- made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Modification completed 11/3/17.	Yes	0	279696.75	4.25	1240.7	-4302.69	11/01/2019	10/01/2019	10/15/2019	10/31/2019	The Servicer granted the borrower a loan modification on 11/02/2017.	100	100	100	100	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	No	Yes	07/07/2017	11/05/2019	Yes	05/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2017	UTD	405265.14	1240.7	4.25	08/01/2017	07/01/2057	480	No		Yes	Corporate and Escrow Advances	5915.19		-4302.69					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0349	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  On 09/24/2019, the Administrator of the Estate last contact was via an inbound call to inform that a notice was received from the Homeowners Insurance company that if payment was not received by 09/30/2019, the Policy would be cancelled. The Servicer infomed that the disbursement was cancelled due to a mismatch on the name on the Policy and the Account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX noted on 01/XX/2019. No damages were reported.	Yes	0	34003.34	6.81	301.06	337.55	12/01/2019	11/01/2019	10/24/2019	10/31/2019	Loan modification completed 04/2018.	109.55	109.55	108.75	107.14	0	0	0	17	000000000000000000099999999999999999	No	No	N/A	N/A		No	No	Yes	04/09/2017	11/05/2019	Yes	09/24/2019	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	04/11/2017			Yes	Complete	1	Non-HAMP	12/01/2017	UTD	36701.1	301.06	6.81	12/01/2017	03/01/2035	208	No		No		0	N/A							No									No																				No			No
GCAT2020RPL1895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2019.  The customer called in to confirm the principal balance and informed on the balloon payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	40840.43	3.5	162.7	805.2	11/01/2019	10/01/2019	10/04/2019	10/31/2019	The loan was modified on 03/05/2018.	100.47	100.39	100.42	109.27	4	1	0	16	000000000000111210009999999999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	06/24/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/13/2017	UTD	70298.18	162.7	3.5	08/01/2017	07/01/2057	480	No		Yes	Corporate Advances	1233.63							Corporate Advances	No									No																				No			No
GCAT2020RPL1609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  The borrower called and made a payment. Also verified the email on the account and agreed to the $10.00 over the phone fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: 2018 FC was dismissed due to loan modification.	Yes	0	139920.1	4.625	665.31	687.16	11/01/2019	10/01/2019	10/02/2019	10/31/2019		67.53	88.65	105.17	103.88	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	10/02/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	142050.21	665.31	4.625	08/01/2018	01/01/2056	450	No		Yes	Corporate Advances	135							Corporate Advances	No									No																				No			No
GCAT2020RPL0265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Spoke to borrower- discussed payment options and fees for each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Final modification - 4/2017.	Yes	0	63266.82	4.875	529.21	-570.59	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/08/2019	Yes	05/13/2019	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances	0		-570.59					Escrow Advances	No									No																				No			No
GCAT2020RPL2009	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower called in regarding a letter received and stated that they need a final inspection. The agent transferred the call for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Insurance claim funds in the amount of $24,929.64 were received on 04/10/2019 for fire/lightening damage to the property on 10/17/2016. There is no evidence of completed repairs.  The damage repair amount is estimated at $32,037.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	95946.91	3.125	359.34	-1145.05	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	13	000000000000000000000009999999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	Yes	08/10/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	138121.7	359.34	3.125	12/01/2017	11/01/2057	480	No		Yes	Corporate and Escrow Advances	1088		-1145.05					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1843	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  Received call from Authorized third party who was advised that check was mailed 10/4/2019, and can take up to 10 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower filed a hazard claim for water damage that occurred 3/26/2019.  The claim was closed on 10/8/2019 under a process called endorse and release.  There are no notes indicating the repairs are 100% complete.  The damage repair amount is estimated at $16,735.64.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA, due to Hurricane XXXXXXXXXX declared on November XX, 2018 per notes dated 01/09/2019.	Yes	0	98326.42	4.25	437.34	1421.96	12/01/2019	11/01/2019	10/31/2019	10/31/2019	Due date adjustment on 6/1/2017 Old 12/1/2015 New 6/1/2017.	100	100	100	108.33	0	0	0	7	000000000000000000000000000009999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	10/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/10/2017	UTD	100858.08	437.34	4.25	06/01/2017	05/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	156542.82	3.5	626.56	364.09	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	6	000000000000000000000000000000999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/24/2017	Curtailment of Income	161738.24	626.56	3.5	03/01/2017	02/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1330	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  Per comments on 05/14/2019, Borrower was calling to confirm the ACH draft date. Borrower advised it is on the 6th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower filed an insurance claim for property damages that were noted on 09/18/2018 due to Hurricane XXXXXXXXXX. The comments reflect the subject property sustained roof and flooding damage. Claim funds in the amount of $15050.57 were received on 10/31/2018.  Funds were released to the borrower on 12/21/2018.  The claim was closed on 06/29/2019 per guidelines with no inspection requirement.  There is no evidence of the repairs being completed.  The damage repair amount is estimated at $15,050.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX noted on 10/XX/2019.  No damage was reported.
			The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX noted on 09/XX/2018.	Yes	0	169936.03	4.125	833.52	-30.84	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	108.33	1	0	0	6	000000000000100000000000000000999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	05/04/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/27/2010	UTD	242551.76	615.5	2	11/01/2010	10/01/2050	480	No		Yes	Escrow Advances	0	Yes	-30.84					Escrow Advances	No									No																				No			No
GCAT2020RPL1543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a mention of an inactive bankruptcy, but no other details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	247580.56	5.5	1325.86	-453.37	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	02/18/2015	UTD	257063.56	1325.86	5.5	04/01/2015	03/01/2055	480	No		Yes		-1380		-453.37						No									No																				No			No
GCAT2020RPL1957	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Spoke with authorized third party who called in regarding status of insurance loss disbursements.  Advised authorized third party that inspections need to be done and the borrower has cancelled the inspections multiple times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Loss was noted on 10/19/2017 & 10/21/2017 there was a deposit amount of $6,705.38 in restricted escrow from the recently required loan and status of repairs from borrower was needed. The borrower inquired about the claim funds on 01/05/2018 and was advised to submit insurance documents/estimate. Bids were received on 02/20/2018 of $6,710.00 and $7,109.00. The loss amount was noted as unknown with loss amount of $2,964.04. It was noted on 02/20/2018 that some documents and estimate were received on 02/20/2018 from prior servicer, but borrower was informed on 03/02/2018 contractor documents and mortgagor affidavit is needed. The borrower stated on 04/12/2018 that the work is complete and was informed that an inspection for 91% to 100% was ordered in order to receive the funds. The inspector was unable to reach the contractor and the borrower stated on 05/24/2018 that the work is not completed, and it may have been a misunderstanding. It was noted that checks remaining of $2,964.04 and $3,741.34 = $6,705.38. Checks for $10,000 and $3600.66 were released solely to the borrower. Need proof of contractors or paid receipts and an inspection once and estimate is received for the $3,741.34 check. The borrower refused to have a final inspection on 06/09/2019 citing the original appraisal was already submitted. On 06/27/2018 a call from a third party stated the monitored claim funds are $171,323.85 and the party was advised of documents needed and final inspection will be needed. On 07/20/2018, the claim provided a date of loss of 10/29/2012 with endorsed checks of $164,053.54 and $7270.31 from 06/25/2018. The borrower called on 10/02/2018 and was instructed to take the checks back to the insurance company since they are almost expired and advised of documents needed. The borrower confirmed on 10/03/2018 that the repairs are ongoing and at about 70%-80% complete and noted on 10/13/2018 that there is no way that receipts were maintained for six years. The borrower has been uncooperative in obtaining an inspection and noted on 12/08/2018 that none of the work has been done. The loss from hurricane was noted on 01/30/2019. The borrower refused on 03/05/2019 to send any further documents or make any repairs without money. An authorized third party inquired about what was on file and what the process was on 06/28/2019 and noted a little repair was completed in 2013. The contractor documents and inspection are still pending. The third party stated that the $178,000 estimate is not enough as the contractors are all pricing over $300,000. On 11/2/2019 the agent offered to send $40,000 to a valid contractor hired to do the work but will need contractor documents, no further updates.  The damage repair amount is estimated at $164,053.54.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	297934.93	5.375	1535.46	-1384.99	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	11	000000000000000000000000099999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	Yes	08/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	Excessive Obligations	386800.58	1535.46	5.375	10/01/2017	09/01/2057	480	No		Yes	Corporate and Escrow Advances	345		-1384.99					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1461	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The last contact was made on 12/26/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/22/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/09/2018.  Comments indicate the bankruptcy was dismissed on 04/09/2018 and was pending the Motion for Relief process to be closed out as of 05/04/2018; however, the Amended Proof of Claim was referred to the Attorney on 06/27/2018 and filed on 10/24/2018, A Notice of Payment Change was last filed with the court on 01/18/2019. No indication bankruptcy was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	412608.17	4.5	1978.54	-517.03	11/01/2019	10/01/2019	10/03/2019	10/31/2019	Velocity verified correct	100	100	88.89	91.67	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	11/05/2018	11/05/2019	Yes	12/26/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Dismissed	08/13/2018	Chapter 13	6/XX/2017	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	04/18/2018	UTD	419697.9	1978.54	4.5	06/01/2018	09/01/2053	424	No		Yes	Corporate and Escrow Advances	150		-517.03					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1803	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in to make a payment. Borrower also noted reason for delinquency as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Roof damage was noted on 10/11/2017. Per comment on 12/14/2017, loss draft was closed on 12/13/2017 for carrier denial for no proof of claim. No evidence of damage being resolved and no evidence of an actual clam in effect.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	321121.33	2	1015.89	806.14	11/01/2019	10/01/2019	10/15/2019	10/31/2019	Comment 05/11/2017, Due date adj. Old: 09/01/2013, New: 05/01/2017.	100	100	100	100	0	0	0	6	000000000000000000000000000000999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	Yes	07/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/12/2017	UTD	562202.8	1015.89	2	05/01/2017	04/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	378143.82	4	1621.37	3589.88	11/01/2019	10/01/2019	10/07/2019	10/31/2019	Velocity verified correct	100	100	100	100	0	0	0	14	000000000000000000000099999999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/06/2019	Yes	08/04/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	387945.63	1621.37	4	07/01/2017	06/01/2057	480	No		Yes	Corporate Advances	301.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  The borrower called in to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	575597.01	5.75	3227.73	8200.17	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100.43	101.14	100.87	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/11/2019	Yes	11/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/28/2018	UTD	583147.43	3227.73	5.75	07/01/2018	06/01/2053	420	No		Yes	Corporate Advances	718.95	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL1891	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower made a payment in amount of $1366.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to Pennsylvania storms start date 11/27/18 expiration date 02/25/19.	Yes	0	39158.52	8.625	302.42	614.74	11/01/2019	10/01/2019	10/08/2019	10/31/2019		100	83.33	100	116.67	2	2	1	11	000000000000210000000654321099999998	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	11/29/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/06/2017	UTD	40723.6	302.42	8.625	08/01/2017	07/01/2057	480	No		Yes	Corporate Advances	33							Corporate Advances	No									No																				No			No
GCAT2020RPL0387	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The customer called in to discuss the loss draft process. The call was transferred to a receptionist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The customer reported on 02/20/2019 a claim for tornado (including wind and hail) damages that occurred on 05/15/2018. A check for $99,908.58 was received on 04/26/2019. The notes on 04/30/2019 stated the estimate for repairs was received showing $122,410.89. A contractor’s bid for $120,116.17 was received on 05/04/2019. The borrower advised on 08/01/2019 the contractor cancelled the job before starting any of the repairs. The adjuster noted on 09/24/2019 a total of $122,410.89 was released from the insurance company for the claim. A total of $112,486.09 was made payment to the borrower and investor, and the remaining was issued directly to the borrower. Approval was given to the borrower on 10/10/2019 to make their own repairs. There was no evidence of an inspection being performed to confirm the status of the repairs.  The damage repair amount is estimated at $122,410.89.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	47343.65	2	294.4	2270.91	12/01/2019	11/01/2019	10/22/2019	10/31/2019		100	100.35	111.34	102.21	0	0	0	6	000000000000000000000000000000999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	06/01/2017	UTD	53979.02	294.4	2	06/01/2017	08/01/2035	219	No		No		0								No									No																				No			No
GCAT2020RPL1954	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The borrower called to file an insurance claim for high wind damage to the mobile home which occurred on 10/20/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed for wind / hail damage sustained on 10/20/2019 to the mobile home per notes dated 10/21/2019.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	63985.93	7.75	437.4	1000.57	11/01/2019	10/01/2019	10/10/2019	10/31/2019	Velocity verified correct	100.03	100.07	100.14	101.98	1	1	2	18	000000000000001233999999999999999987	No	No	N/A	N/A		No	No	Yes	04/13/2017	11/06/2019	Yes	10/21/2019	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	64644.68	437.4	7.75	10/01/2017	09/01/2057	480	No		Yes	Corporate Advances	49.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/27/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/14/2018.  The proof of claim was filed 01/16/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	95560.88	4.75	586.85	-364.89	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	17	000000000000000000099999999999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes		-714.31		-364.89				01/16/2018		No									No																				No			No
GCAT2020RPL1875	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  On 10/29/2019, the borrower called to request payment mailing address and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/18/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Insurance claim funds in the amount of $10,500.00 were received for flood damage to the property on 05/24/2019. The funds were endorsed and released on 07/04/2019 and the non-monitored claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $10,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Borrower received HHF funds applied to the account in three disbursements. HHF applied on 2/7/2019 for $1,787.68, on 04/05/2019 for $1,644.50 and on 05/09/19 for $1,644.50.	Yes	0	192175.97	4.25	856.68	3983.2	12/01/2019	11/01/2019	10/29/2019	10/31/2019	The loan was modified on 07/02/2017	100	100	101.86	104.18	0	0	0	8	000000000000000000000000000099999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	197563.83	856.68	4.25	07/01/2017	06/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower called and stated was interested in refinancing and made a payment. The agent advised to shop around.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	211866.64	4	1140.84	-241.93	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	14	000000000000000000000099999999999999	No	No	N/A	N/A		No	No	Yes	04/11/2017	11/05/2019	Yes	08/02/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/21/2017	Curtailment of Income	221071.27	1140.84	4	01/01/2018	12/01/2043	312	No		Yes	Corporate and Escrow Advances	641.5		-241.93					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called in and made a payment in amount of $3496.86 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower has changed their mailing address to Manalapan, NJ. Property is in Staten Island, NY. UTD occupancy.	Yes	0	505767.38	4.625	2363	-474.33	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	100	111.11	100	1	0	0	9	000000000000000000000000100999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	516356.09	2363	4.625	09/01/2017	08/01/2057	480	No		Yes	Escrow Advances	0		-474.33					Escrow Advances	No									No																				No			No
GCAT2020RPL2252	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The borrower called on 11/26/2018 to inquire about removing the co-borrower from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Hurricane XXXXXXXXXX Impact noted on 10/XX/2019 from 10/XX/2019 to 01/XX/2020. No damage noted.	Yes	0	2162466.92	5	10536	42473.35	11/01/2019	10/01/2019	10/17/2019	10/31/2019	Velocity verified correct	100	100	100.4	100.3	1	0	0	21	000000000000001999999999999999999999	No	No	N/A	N/A		No	No	Yes	03/30/2017	11/05/2019	Yes	11/26/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	Marital Difficulties	2301174.13	10536	5	08/01/2018	07/01/2058	480	No		Yes	Corporate Advances	500							Corporate Advances	No									No																				No			No
GCAT2020RPL2392	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  The borrower called stated receives a letter regarding the damages to the property. They stated he did not report any damages to the insurance. They advised the insurance company has done their own inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim for wind and hail damage sustained on 10/25/2018 estimated at $2,256.20 was reported on 11/16/2018.  The siding and roof were damaged per notes dated 11/21/2018.  A draw for $1,075.20 was released on 01/24/2019.  The remaining restricted escrow balance of $822.41 was pending the final inspection when the claim was closed on 01/24/2019.  No evidence of completed repairs was cited.  The damage repair amount is estimated at $2,256.20.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	53295.16	4	225.27	2280.94	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100	100	100	81.94	0	0	0	23	000000000000099999999999999999999999	No	No	N/A	N/A		No	No	Yes	04/10/2017	11/05/2019	Yes	11/21/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD	82765.28	225.27	4	10/01/2018	09/01/2058	480	No		Yes	Corporate Advances	3337.57							Corporate Advances	No									No																				No			No
GCAT2020RPL1214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/24/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/13/2017.  Chapter 11 Case #17-05597 filed on 05/19/2017 and dismissed on 09/29/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	854111.12	4.5	4244.96	-1192.74	11/01/2019	10/01/2019	10/02/2019	10/31/2019		100.83	98.09	96.71	95.79	0	0	0	12	000000000000000000000000999999987654	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate and Escrow Advances	28.5	Yes	-1192.74					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in to make a payment and was provided total amount due. Agent also explained when late charged are applied and also negative Credit reporting. Borrower was offered assistance, but refused.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated 03/29/0219, the borrower had an insurance claim with a loss date of 06/27/2018 that the funds of $7,910.51 were endorsed and released as the claim was closed with a 100% completion inspection received. No indication of further property damage notated.	Yes	0	263285.13	4.25	1327.99	4251.82	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	2	3	2	16	000000000000012234455699999987654321	No	No	N/A	N/A		No	No	Yes	03/13/2017	11/05/2019	Yes	07/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	01/01/2011	UTD	428578.77	965.04	2	01/01/2011	12/01/2050	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL0484	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/19/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Reporting dispute. No specific details in the comments of what was reporting incorrectly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1187914.46	5.875	9273.62	12114.19	11/01/2019	10/01/2019	10/15/2019	10/31/2019	The adjustable rate changed on 6/29/2017 with the new principal and interest payment of $7,667.62.	97.69	95.39	94.62	94.23	1	1	1	15	000000000000000000123465879999999999	No	No	N/A	N/A		No	No	Yes	06/16/2017	10/23/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	329.5	UTD						Corporate Advances	No									No																				No			No
GCAT2020RPL1562	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/01/2019.  The proof of claim was filed 08/08/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim funds received in the amount of $4,973.63 for the loss on 3/20/2019. No further details provided. No further status of the repairs was provided.  The damage repair amount is estimated at $4,973.63.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	623635.88	2	2060.26	5504.92	11/01/2019	10/01/2019	10/31/2019	10/31/2019	A principal curtailment of $2240..40 was applied on 11/30/2018. A principal curtailment of $4095.00 was applied on 12/31/2018.	100	100	100	133.96	1	0	2	20	000000000000103567889999999999876543	No	No	N/A	N/A		No	No	Yes	06/16/2017	11/11/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2015	UTD	783422.63	2060.26	2	07/01/2015	06/01/2055	480	No		Yes	Corporate Advances	50						08/08/2019	Corporate Advances	No									No																				No			No
GCAT2020RPL2422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  The borrower requested online assistance and the password was reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1058440.49	4	4469.85	14472.79	11/01/2019	10/01/2019	10/14/2019	10/31/2019	A loan modification was completed 10/2018 advancing the due date from 01/01/2016 to next due 11/01/2018 and the P&I adjusted from $5566.63 to $4469.85.	100	100	100	100	0	0	0	23	000000000000099999999999999999999999	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	Yes	12/12/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/11/2018	Excessive Obligations	1208970.03	4469.85	4	11/01/2018	10/01/2058	480	No		Yes	Corporate Advances	295							Corporate Advances	No									No																				No			No
GCAT2020RPL2047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2018.  The borrower called on 11/19/2018 regarding escrow and hazard insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/01/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/28/2018.  The proof of claim was filed 05/23/2018.  The bankruptcy was dismissed 11/28/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	511532.29	2	1593.24	3391.78	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100.31	100.25	100.23	100.19	0	0	0	18	000000000000000000999999999999999999	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	Yes	11/19/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No							10/01/2016		No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	03/01/2018	UTD	745595.26	1593.24	2	03/01/2018	02/01/2058	480	No				95						05/23/2018		No									No																				No			No
GCAT2020RPL1944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  The borrower called in and made the October payment in amount of $5342.21 and was provided with the confirmation number. Borrower stated reason for late payment was due to illness of mother.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	859021.05	2	2695	4406.45	11/01/2019	10/01/2019	10/30/2019	10/31/2019	Paystring verified correct 11/2017	100.27	100.14	100.09	100.07	0	0	0	10	000000000000000000000000009999999999	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	Yes	10/28/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	1488349.43	2695	2	10/01/2017	09/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL0874	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	513571	4.125	3565.78	598.73	11/01/2019	10/01/2019	10/31/2019	10/31/2019	Paystring and velocity verified correct	193.48	365.48	276.99	232.74	1	1	1	10	000000000000000000076655565543210000	No	No	N/A	N/A		No	No	Yes	06/20/2017	11/05/2019	Yes	07/06/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD	600450.24	3565.78	4.125	04/01/2018	03/01/2039	252	No		No		0								No									No																				No			No
GCAT2020RPL1945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	554353.9	2	1742.33	-929.61	12/01/2019	11/01/2019	10/31/2019	10/31/2019	08/31/2017, Due date adj. Old: 04/01/2017, New: 10/01/2017.	100	100	100	100	1	1	1	2	000000000000000000000000000443210000	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/01/2017	UTD	909794.65	1742.33	2	10/01/2017	09/01/2057	480	No		Yes	Escrow Advances	0		-929.61					Escrow Advances	No									No																				No			No
GCAT2020RPL1991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Authorized third party called in to state someone was taking pictures of the property. Servicer advised it was due to a property preservation audit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	546680.36	2	1710.03	2531.25	11/01/2019	10/01/2019	10/24/2019	10/31/2019	Loan modification completed 11/2017.	100	100	100	100	6	1	1	4	000000000000000000000000655432111111	No	No	N/A	N/A		No	No	Yes	06/20/2017	11/05/2019	Yes	07/29/2019	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	772350.12	1710.03	2	12/01/2017	11/01/2057	480	No		No		0								No									No																				No			No
GCAT2020RPL1705	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Per the comments on 03/14/2019, borrower advised that repairs are delayed due to the snow storm they received. Borrower was advised that a final inspection is required.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  On 12/12/2018, the borrower filed an insurance claim due to fire/lightening damages on 07/26/2018 in the amount of $17,270.21. As of the review date, the loss draft claim remains open and the status of the repairs is unknown as a property inspection has not been performed on the property.  The damage repair amount is estimated at $17,270.21.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due California wildfires per notes dated 08/07/2018 and due to California storms per notes dated 07/16/2019.	Yes	0	425692.94	2	1359.82	924.23	11/01/2019	10/01/2019	10/01/2019	10/31/2019	11/07/2016, Due date adj, Old: 01/01/2016, New: 11/01/2016	100	100	100	100	2	1	1	9	000000000000000000000999987654321100	No	No	N/A	N/A		No	No	Yes	06/22/2017	11/05/2019	Yes	03/14/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2016	UTD	449045.21	1359.82	2	11/01/2016	10/01/2056	480	No		No		0								No									No																				No			No
GCAT2020RPL1307	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower made a one time draft payment in the amount of $5646.86
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was impacted by FEMA disaster for California Storms with a start date of 05/01/2019. No damage was noted.	Yes	0	1051467.32	2	3863.77	8849.04	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100.09	100.92	100.61	100.46	0	0	0	12	000000000000000000000000999999999998	No	No	N/A	N/A		No	No	Yes	06/16/2017	10/16/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2018	UTD	1097244.43	3863.77	2	01/01/2018	01/01/2050	385	No		No		0	N/A							No									No																				No			No
GCAT2020RPL1009	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower advised will make the payment at the end of the month online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Flooding on 9/18/2019.	Yes	0	543259.69	4.75	3327.83	0	11/01/2019	10/01/2019	10/31/2019	10/31/2019		103.08	103.85	104.11	104.24	1	0	2	6	000000000000000000000010000076543443	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/15/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	213.2							Corporate Advances	No									No																				No			No
GCAT2020RPL0027	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The servicer and borrower discussed the reason for default and workout options.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX on 8/XX/2019. No damage reported.	Yes	0	14308.42	7.49	467.35	-4177.48	11/10/2019	10/10/2019	10/16/2019	10/31/2019		100	100	100	108.33	4	2	1	0	000000000000000011000132210000000000	No	No	N/A	N/A		No	No	Yes	07/17/2017	11/05/2019	Yes	12/10/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																79.5		-4177.48						No									No																				No			No
GCAT2020RPL0457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Spoke with borrower, borrower called in advised she made payment iao $858.93
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	102277.91	4.375	723.65	741.48	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	99.69	99.17	98.92	5	0	0	0	000000000000000000000000000001011110	No	No	N/A	N/A		No	No	Yes	06/26/2017	11/04/2019	Yes	01/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																0								No									No																				No			No
GCAT2020RPL2039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower advised a payment was made 04/29/2019; agent confirmed the payment was applied to May's installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	3172529.82	2	7685.29	4295.2	12/01/2019	11/01/2019	10/28/2019	10/31/2019		103.33	102.5	102.9	102.17	1	1	1	9	000000000000000000000998777654321000	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	Yes	05/24/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2018	UTD	3275427.47	7685.29	2	02/01/2018	01/01/2058	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL1703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in inquiring on fees. The agent advised borrower of the late fees and advised late fee will not increase if unable to pay fees at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	776460.52	3.25	3008.16	-2502.85	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	5	4	0	1	000000000000000000000000210022111129	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	Yes	05/31/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2016	UTD	807471.12	3008.16	3.25	11/01/2016	10/01/2056	480	No				34.5		-2502.85						No									No																				No			No
GCAT2020RPL1912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	529899.16	3.25	2031.02	3910.85	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100.38	100.55	100.65	100.72	3	4	1	4	000000000000000002110000000544432221	No	No	N/A	N/A		No	No	Yes	06/19/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD	545180.06	2031.02	3.25	09/01/2017	08/01/2057	480	No		Yes	Corporate Advances	15							Corporate Advances	No									No																				No			No
GCAT2020RPL1423	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The borrower called and made a payment in the amount of $7,029.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/05/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/07/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1318686.36	3.25	5450.39	3458.18	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	99.71	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	07/14/2017	11/05/2019	Yes	04/12/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/01/2012	UTD	2148574.4	4529.5	2	12/01/2012	11/01/2052	480	No				0						06/07/2013		No									No																				No			No
GCAT2020RPL0548	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  Borrower was advised of monthly interest rate changes  and that payment amounts will change once a year.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Loan is an ARM program.  Borrower was expecting an interest rate decrease.  Servicer explained interest rate changes happen only once a year per note documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/22/2016.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/24/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/13/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	3286746.1	5.25	24951.53	30611.75	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	99.22	97.67	0	0	0	9	000000000000000000000000000999999999	No	No	N/A	N/A		No	No	Yes	07/31/2017	11/05/2019	Yes	10/21/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate Advances	2243.58						05/13/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL1660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower was advised of insurance premium amount and that it could be paid by regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	667760.48	2.125	2189.62	1271.07	12/01/2019	11/01/2019	10/30/2019	10/31/2019		133.33	116.67	111.11	108.33	16	6	0	0	000000000000011102111222221111111111	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	04/15/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2016	UTD	707599.47	2189.62	2.125	08/01/2016	07/01/2056	480	No				0								No									No																				No			No
GCAT2020RPL1121	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  The Borrower called and requested that funds of $1,000.00 held be moved from suspense to principal. The agent also advised the escrow was paid and applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/01/2011.  Chapter 11 case# xx-xxxxxxx was administratively closed on 10/28/2014. Currently pending the discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	715674.6	4	3609.18	395.54	11/01/2019	10/01/2019	10/03/2019	10/31/2019	Velocity verified correct	109.24	104.62	113.85	110.39	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	09/21/2017	11/05/2019	Yes	09/24/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	09/24/2019	Chapter 11		XX-XXXXX			No	No								No							No	No	N/A				Yes	Missing											No		No		0						07/01/2011		No									No																				No			No
GCAT2020RPL1438	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  The borrower called in and inquired if late fee was applied towards principal and the agent confirmed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/28/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute payment and inquired if late fee was applied to principal and the agent confirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/14/2018.  The proof of claim was filed 08/13/2015.  BK filing date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation on 11/26/18, the property is located in FEMA disaster area due to CA Wildfires. No evidence of damages found.	Yes	0	782896.78	3.5	3325.95	3628.44	11/01/2019	10/01/2019	10/18/2019	10/31/2019		101.67	100.83	98.31	97.05	0	0	0	13	000000000000000000000007666655544444	No	No	N/A	N/A		No	No	Yes	06/21/2017	11/05/2019	Yes	10/28/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	04/01/2013	UTD	1320924.76	2670.1	2	05/01/2013	04/01/2053	480	No		Yes	Corporate Advances	316.5						08/13/2015	Corporate Advances	No									No																				No			No
GCAT2020RPL1073	3	[3] Cramdown Granted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/25/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/29/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/01/2010.  Cramdown order is dated 03/22/2013 with secured amount of $670,000, interest rate of 4.5% for 360 months.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	536319.13	4.5	3041.59	992.26	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/10/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Missing											No				0						11/01/2010		No									No																				No			No
GCAT2020RPL1084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The agent called to verify payment was made in full advised agent payment was made in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	980868.43	5.25	6074.24	0	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	7	5	000000000000000000000000343343353344	No	No	N/A	N/A		No	No	Yes	07/11/2017	11/05/2019	Yes	08/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Missing											No				23								No									No																				No			No
GCAT2020RPL1963	3	[3] There are indications of fraud on the loan. [3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower advised that can not make a payment online due to a litigation flag still on the account.  The customer made a payment in the amount of $1,408.24.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  A credit dispute was resolved as the trade-line was deleted due to a discharged Chapter 7 bankruptcy per notes dated 03/06/2019.  An indirect credit dispute was received from EOSCAR claiming identity fraud; stating that the account was fraudulently opened.  No documents were attached per notes dated 03/15/2019.  The borrower complained that had been a victim of identity theft where is disputing an entry on the credit report per notes dated 05/28/2019.  No resolution for this credit dispute was cited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	185880.47	2	582.29	1015.95	11/01/2019	10/01/2019	10/15/2019	10/31/2019	Loan modification completed 11/2017.	100	100	100	100	0	0	0	12	000000000000000000000000999999999999	No	No	N/A	N/A		No	Yes	Yes	06/19/2017	11/05/2019	Yes	05/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No				Yes	Still Being Paid			Radian		Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	Marital Difficulties	294181.24	582.29	2	11/01/2017	10/01/2057	480	No		Yes	Corporate Advances	9582.16	N/A						Corporate Advances	No									No																				No			No
GCAT2020RPL0531	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower called on 10/3/2019, and was advised the loan was no longer escrowed for property insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/07/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had questions about how a payment was applied. The borrower was advised about the penalty, interest and taxes that are covered.  The borrower did not have further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment 11/26/2018, This property is located in a disaster area designated by FEMA, due to CA Wildfires declared on November 12, 2018. No damage reported.	Yes	0	810289.32	4.625	5688.55	-2167.97	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	105.19	6	7	1	1	000000000000110222221211000000002143	No	No	N/A	N/A		No	No	Yes	06/20/2017	11/08/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes												Yes	01/21/2011			844		-2167.97						No									No																				No			No
GCAT2020RPL0547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1232603.2	4.625	8626.15	-35809.81	11/01/2019	10/01/2019	10/02/2019	10/31/2019		100	100	99.05	97.16	6	3	2	0	000000000000000000000003223211011011	No	No	N/A	N/A		No	No	Yes	06/16/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	92		-35809.81					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  Borrower called wanted to know if there would be a late charge if the payment was made that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/03/2018 and there is no evidence of reaffirmation.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	511789.65	3	2021.66	2242.81	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100	100	100	97.68	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/05/2017	11/05/2019	Yes	12/14/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	01/01/2014	UTD	748355.39	1740.16	2	01/01/2014	12/01/2053	480	No				0								No									No																				No			No
GCAT2020RPL0600	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (wildfires 11/2018); no damage reported.	Yes	0	136215.75	4.375	935.67	0	12/01/2019	11/01/2019	10/31/2019	10/31/2019	Curtailment payment made 12/2018	73.79	112.47	111.74	119.39	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/05/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/05/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 09/12/2013.  A motion for relief was filed 06/01/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	517437.24	4.25	3494.79	0	11/01/2019	10/01/2019	10/15/2019	10/31/2019	Velocity verified correct	100.11	114.05	110.81	108.13	3	3	1	8	000000000000000000000111222356578999	No	No	N/A	N/A		No	No	Yes	07/13/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														No		0						09/12/2013		No									No																				No			No
GCAT2020RPL0630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower called regarding payment on account and requested late fee be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	598927.48	4.125	3970.4	1795.17	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100.5	100.66	100.74	7	1	2	1	000000000000000000000043321111101001	No	No	N/A	N/A		No	No	Yes	06/16/2017	11/05/2019	Yes	10/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes	03/02/2012	Yes	Corporate Advances	33	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL0616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/24/2018.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/20/2017 and there is evidence of reaffirmation.  The proof of claim was filed 04/24/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	504876	4.25	3401.2	0	12/01/2019	11/01/2019	10/25/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	08/07/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																0						04/24/2018		No									No																				No			No
GCAT2020RPL1268	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 01/16/2018.  The chapter 13 plan was confirmed on 12/05/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	546212.69	3	2086.67	-5739.29	11/01/2019	10/01/2019	10/02/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/05/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan		Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/01/2014	Curtailment of Income	616298.45	2086.67	2	11/01/2014	09/01/2048	407	No		Yes	Corporate and Escrow Advances	400	Yes	-5739.29				01/16/2018	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called in to see if their interest rate could be lowered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	586638.1	5.25	4103.03	2466.82	12/01/2019	11/01/2019	10/31/2019	10/31/2019		133.33	115.35	108.91	105.71	4	4	2	0	000000000000000001020211233210000000	No	No	N/A	N/A		No	No	Yes	06/16/2017	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Missing											No				127.5								No									No																				No			No
GCAT2020RPL0858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower stated that a payment was mailed out on 04/05/2019. Borrower inquired on options and stated that they are struggling to make payments. Borrower was advised of modification, repayment plan and of reinstatement. Borrower was also advised on how to download the modification package off of the website. Borrower noted reason for delinquency as payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/29/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/27/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	590117.83	5.625	4177.98	-2036.05	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	94.88	84.65	4	1	0	0	000000000000000000000000000100200111	No	No	N/A	N/A		No	No	Yes	08/10/2017	11/05/2019	Yes	04/10/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Missing											No		Yes	Escrow Advances	0	Yes	-2036.05				03/27/2014	Escrow Advances	No									No																				No			No
GCAT2020RPL0952	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/11/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	534248.49	5.25	3534.47	0	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	6	0	0	0	000000000000000010101001000000001010	No	No	N/A	N/A		No	No	Yes	07/26/2017	11/05/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	09/09/2019	Chapter 11		XX-XXXXX			No	No								No							No	No	N/A				No																16.5						07/11/2017		No									No																				No			No
GCAT2020RPL0959	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower called in to make an auto payment but was routed to a collector who told her the payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/16/2014.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was closed by the bankruptcy court as the court entered a Final Decree and the automatic stay terminated as of 12/08/2015. The debtor is still paying under plan and the servicer was instructed on 03/13/2018 to monitor for Discharge or leave the loan in bankruptcy status. Comments on 07/08/2019 note that taxes can be paid per the terms of the confirmed plan without bankruptcy court approval due to the bankruptcy being closed. There is no evidence of discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	902786.1	5.125	5895.94	-12240	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100.55	100.73	100.82	2	0	0	0	000000000000000000000000000000001100	No	No	N/A	N/A		No	No	Yes	07/14/2017	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Closed		Chapter 11	12/XX/2014				No	No								No							No	No	N/A				No																175		-12240						No									No																				No			No
GCAT2020RPL0075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  Authorized third party called to for total amount due for June. Agent provided information and borrower scheduled payment..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	37882.96	7.24	672.37	-23894.3	11/05/2019	10/05/2019	10/15/2019	10/31/2019		100	100	100	100	3	1	0	0	000000000000000000000002110000000100	No	No	N/A	N/A		No	No	Yes	08/18/2017	11/05/2019	Yes	06/17/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																0		-23894.3						No									No																				No			No
GCAT2020RPL0023	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower called to confirm the payment was received. Also completed the verbal electronic document enrollment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to LA storms/ Flood as noted on 9/5/2019. No damage reported.	Yes	0	10064.29	7.24	634.13	0	11/03/2019	10/03/2019	10/15/2019	10/31/2019		101.67	101.69	101.68	101.89	7	1	0	0	000000000000000001111121100000000000	No	No	N/A	N/A		No	No	Yes	07/13/2017	11/07/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																109.5								No									No																				No			No
GCAT2020RPL0077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower called in to make a payment by phone and was advised of the option to register for an online account or set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/19/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/16/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	38016.79	7.04	544.66	0	11/15/2019	10/15/2019	10/03/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	01/10/2017	11/05/2019	Yes	07/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																0								No									No																				No			No
GCAT2020RPL0024	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  The borrower called into make a payment in the amount of :765.44 provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  06/21/2019 Hail damage to the roof commentary doesn't provide information if a claim has been opened or if repairs are complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	20366.11	7.14	750.44	0	11/05/2019	10/05/2019	10/07/2019	10/31/2019		100	100	100	108.33	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/14/2017	11/05/2019	Yes	06/21/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																0								No									No																				No			No
GCAT2020RPL0046	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower made a promise to pay in the amount of $180.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/19/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/16/2015 and there is no evidence of reaffirmation.  Commentary indicates Chapter 7  discharge,
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 08/13/2016.  The claim amount was noted as $74124.99 and a contractor bid was received at $59800.  A 75% inspection report was noted on 04/04/2018 with mold treatment listed as needed.  The claim was noted as closed on 06/13/2019 with funds remaining in restricted escrow due to the borrower being non-responsive.  The damage repair amount is estimated at $29,274.99.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Louisiana storms noted on 10/04/2019.	Yes	0	57146.31	7.69	1133.8	-1220.87	11/05/2019	10/05/2019	10/04/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	12/21/2017	11/08/2019	Yes	06/26/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																0		-1220.87						No									No																				No			No
GCAT2020RPL0360	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  The last contact was made on 10/4/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/09/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 07/15/2019 to file a claim for hail.wind damages caused by a hurricane on 07/XX/2019. A check for $4,098.38 was received on 08/01/2019. There was no evidence of any funds being disbursed or any repairs being completed.  The damage repair amount is estimated at $4,098.38.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	67237.28	4.62	504.93	3.23	11/18/2019	10/18/2019	10/21/2019	10/31/2019		100	116.67	111.11	100	3	1	1	8	000000000000000000000654446543210011	No	No	N/A	N/A		No	No	Yes	06/26/2017	11/06/2019	Yes	10/04/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0374	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called in advising of discharge and wants to know when loan will be removed from bankruptcy and the agent advised that per bankruptcy specialist it is being reviewed. Borrower also inquired about ARM change letter and was advised that it was mailed to property address on 05/22/2019. Borrower stated never received it and the agent advised will mail another copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/31/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires noted on 11/26/2018. No damage was reported.	Yes	0	726150.29	4.875	5511.41	0	11/01/2019	10/01/2019	10/08/2019	10/31/2019		100	100.44	100.59	92.25	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	07/06/2017	11/08/2019	Yes	06/06/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No																0								No									No																				No			No
GCAT2020RPL0843	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/20/2017.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 02/02/2018.  The chapter 13 plan was confirmed on 04/20/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds in the amount of $10,233.24 were received for wind and hail damage to the property on 04/03/2018. The funds were endorsed and released on 07/02/2019 and the non-monitored claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $10,233.24.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	391431.29	2	2067.23	3051.09	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	08/07/2017	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	10/31/2019	Chapter 13	10/XX/2017				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	01/01/2015	UTD	473808.93	2067.23	2	01/01/2015	01/01/2039	289	No				0						02/02/2018		No									No																				No			No
GCAT2020RPL0219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	524426	4.125	4410.86	7205.85	11/01/2019	10/01/2019	10/01/2019	10/31/2019	Velocity verified correct	111.93	112.57	112.79	112.58	5	1	0	0	000000000000000000000012101000100100	No	No	N/A	N/A		No	No	Yes	08/29/2017	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	34.5							Corporate Advances	No									No																				No			No
GCAT2020RPL1374	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in regarding insurance claim check.  Was told it was received and is being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/02/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/20/2014.  Amended proof of claim was reconciled on 11/07/2018. The projected step to release from BK status has been changed to 11/3/2019.  System still reflects BK although it actually has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment reflects storm damage with a date of loss of 06/05/2017. Check was received on 08/13/2019 in the amount of $11,200.00. Per comment on 08/13/2019, the borrower was waiting on funds to have repairs done. No evidence of completion of repairs.  The damage repair amount is estimated at $11,200.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	315552.02	2	1135.26	1239.47	11/01/2019	10/01/2019	10/28/2019	10/31/2019		100	100	88.89	91.67	1	0	0	0	000000000000000000010000000000000000	No	No	N/A	N/A		No	No	Yes	12/19/2017	11/05/2019	Yes	08/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Discharged	10/29/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	02/01/2016	UTD	349401.78	1135.26	2	02/01/2016	01/01/2052	432	No				0						12/20/2014		No									No																				No			No
GCAT2020RPL1661	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/09/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/03/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed for wind and hail damage sustained on 10/11/2018.  A recovery check for $5,143.08 was endorsed and released on 11/07/2018 and the claim was closed.  However, there is no evidence of a final inspection or that any repairs have been completed.  The damage repair amount is estimated at $5,143.08.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	79937.9	3.625	330.81	1656.38	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	10/16/2017	11/05/2019	Yes	05/02/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2016	UTD	83765.15	330.81	3.625	08/01/2016	07/01/2056	480	No				0						10/03/2013		No									No																				No			No
GCAT2020RPL1613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  The borrower called and requested 1098 be faxed to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	1087637.26	3	4126.5	-4635.47	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999987	No	No	N/A	N/A		No	No	Yes	08/30/2017	11/05/2019	Yes	09/16/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2016	UTD	1152703.07	4126.5	3	04/01/2016	03/01/2056	480	No				20.69		-4635.47						No									No																				No			No
GCAT2020RPL1016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	558251.02	2	2592.19	-2401.18	11/01/2019	10/01/2019	10/11/2019	10/31/2019	Due date adjustment made on 11/02/2017 from 09/01/2017 to 12/01/2017, on 11/21/2017 from 12/01/2017 to 09/01/2017, and again on 12/28/2017 from 09/01/2017 to 01/01/2018	100	100	100	100	1	1	0	0	000000000000000000000000210000000000	No	No	N/A	N/A		No	No	Yes	08/28/2017	11/11/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2018	UTD	594128.42	2592.19	2	01/01/2018	01/01/2042	289	No		Yes	Escrow Advances	0		-2401.18					Escrow Advances	No									No																				No			No
GCAT2020RPL1970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/29/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 11/05/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	451927.01	2	1415.74	1956.32	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100.19	100.1	100.06	100.05	2	2	1	2	000000000000000000000000543221000001	No	No	N/A	N/A		No	No	Yes	08/28/2017	11/09/2019	Yes	10/08/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD	640069	1415.74	2	11/01/2017	10/01/2057	480	No				0						11/05/2018		No									No																				No			No
GCAT2020RPL1589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in and inquired about billing statement.  Advised to disregard as the same was generated before payment was received.  Advised account is current and will be due for September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/31/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/21/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	564534.7	2	1843.12	4815.97	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	01/12/2018	11/05/2019	Yes	08/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	11/01/2015	UTD	811896.3	1843.12	2	11/01/2015	10/01/2055	480	No				0								No									No																				No			No
GCAT2020RPL0086	3	[3] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The borrower called in to speak with file owner about loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  An insurance claim was filed for flood damage estimated at $50,000 per notes dated 03/01/2018.  The borrower stated on 03/22/2018 that final funds were pending release with a prior servicer due to 100% inspection; but the loan was transferred over.  The remaining balance of $9,7427.69 is pending claim documents and a final inspection per notes dated 09/12/2019.  The damage repair amount is estimated at $50,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Tropical Storm XXXXXXXXXX per notes dated 10/21/2019. No property damage was reported.	Yes	0	51884.15	7.24	715.08	-2327.67	10/16/2019	09/16/2019	10/15/2019	10/31/2019	The loan was extended fro one month on 01/24/2018.	100	100	100	100	1	2	1	0	000000000000000000000023210000000000	No	No	N/A	N/A		No	No	Yes	08/29/2017	11/11/2019	Yes	09/10/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes	08/16/2017	Yes	Corporate and Escrow Advances	15		-2327.67					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower called and made payment in the amount of $137.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	33250.78	4.5	76.67	-1144.25	11/07/2019	10/07/2019	10/14/2019	10/31/2019	11/24/2017 - Due date adj., Old: 11/07/2016, New: 06/07/2016.	100	100	100	100	0	0	0	23	000000000000099999999999999999987654	No	No	N/A	N/A		No	No	Yes	09/11/2017	11/09/2019	Yes	07/10/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/07/2018	UTD	33429.49	76.67	4.5	10/07/2018	09/07/2058	480	No		Yes	Corporate and Escrow Advances	623.5		-1144.25					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0083	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called, received a letter that servicer did not receive all required documents but borrower stated already has sent them in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed 07/29/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments reference a claim filed for wind/damage suffered on 05/10/2019.  Insurance check was endorsed and returned to borrower.  No evidence of inspection needed to deem repairs being completed.  The damage repair amount is estimated at $3,016.53.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	54567.25	8.24	801.59	0	11/05/2019	10/05/2019	10/17/2019	10/31/2019		100	100	88.89	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	02/07/2018	11/05/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	07/29/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0564	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/04/2017 [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called wanting payoff quote mailed ordered payoff request and advised next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 06/13/2019 a claim was filed for wind hail damage caused on 05/16/2019. A check for $12,696 was received on 06/25/2019. The notes on 06/27/2019 stated the funds were endorsed/released and the claim was closed. No evidence any repairs were completed.  The damage repair amount is estimated at $12,696.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	29845.71	4.125	200.87	627.52	11/01/2019	10/01/2019	10/15/2019	10/31/2019		66.72	83.49	89.04	100.15	2	3	1	0	0000000000000000000000032221100000XX	No	No	N/A	N/A		No	No	Yes	01/21/2019	11/05/2019	Yes	08/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	32445.66	200.87	4.125	12/01/2017	03/01/2037	232	No				0								No									No																				Yes	11/01/2016	01/04/2017	No
GCAT2020RPL1576	2	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017 [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Disaster due to Hurricane XXXXXXXXXX. Start date 10/XX/2019, Expiration date 1/XX/20.	Yes	0	410185.97	3.375	1650.02	4246.88	12/01/2019	11/01/2019	10/08/2019	10/31/2019		112.92	106.46	93.2	103.23	5	6	3	2	0000000000000000001111132224432322XX	No	No	N/A	N/A		No	No	Yes	11/08/2018	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	08/01/2015	UTD	620422.45	1650.02	3.375	09/01/2015	08/01/2055	480	No		No		0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL2127	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/11/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	605397.85	2.75	2131.71	1232.17	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	130.12	120.08	115.06	0	0	0	17	0000000000000000099999999999999999XX	No	No	N/A	N/A		No	No	Yes	01/31/2019	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2018	UTD	876369.69	2131.71	2.75	06/01/2018	05/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/11/2017	No
GCAT2020RPL2219	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017 [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2019.  The borrower made a payment of $547.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Damage occurred due to tropical storm and repairs are in process.
Claim funds of $9,500.50 was received on 11/7/2019 for wind hail damage on 6/16/2019. No update have been provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Tropical Storm XXXXXXXXXX noted on 10/24/2019.  Damage occurred and repairs are in process.
			Claim funds of $9,500.50 was received on 11/7/2019 for wind hail damage on 6/16/2019. No update have been provided.	Yes	0	60185.24	3.875	250.23	1567.89	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	4	2	3	5	0000000000000007654343321000001121XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/09/2019	Yes	10/12/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	71053.25	250.23	3.875	08/01/2018	07/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL0456	2	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower called regarding billing statements. Servicer advised borrower will have to go through his attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/09/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	185563.36	8.1	1720.02	586.81	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	111.11	100	8	0	0	0	0000000001000010110000010110000001XX	Yes	No	UTD	UTD		No	No	Yes	02/07/2019	11/05/2019	Yes	02/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/31/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	02/01/2012	UTD	220451.49	1386.47	5.6	03/01/2012	05/01/2036	291	No				1161.65						10/09/2014		No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1158	3	[3] Cramdown Granted. [3] Pay History -: Incomplete - Missing 11/01/2016 - 01/17/2017 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/12/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	79183.76	5.25	543.92	0	03/01/2020	02/01/2020	10/30/2019	10/31/2019		265.64	224.23	188.73	211.74	0	0	0	18	0000000000000000599999999999999999XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan	10/21/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	3.3						09/12/2014	Corporate Advances	No									No																				Yes	11/01/2016	01/17/2017	No
GCAT2020RPL2099	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower advised will pay online and wanted to know did loan mod still apply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	524918.97	4.82	2513.5	-391.89	11/01/2019	10/01/2019	10/15/2019	10/31/2019		107.62	108.12	107.74	107.22	0	0	0	16	0000000000000000009999999999999998XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/11/2019	Yes	03/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	674997.65	2513.5	4.82	05/01/2018	04/01/2058	480	No				1609.91		-391.89						No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1690	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017 [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  The borrower stated had mailed the payment and requested to have the late fee waived. Also discussed the reason for default as illness of the borrower. The agent submitted to request to remove the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 2/22/2019 comments state the borrower reported property damage due to water on 12/13/2018.  Claim funds in the amount of $4,024.75 were received on 5/21/2019 and were endorse and released to the borrower on 6/20/2019.  The claim is classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement. The status of repairs was not provided.  The damage repair amount is estimated at $4,024.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	164801.15	2.125	537.59	671.71	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	4	3	1	0	0000000000000001000003221210100000XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/05/2019	Yes	09/26/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2018	UTD	209697.71	537.59	2.125	02/01/2018	09/01/2056	464	No				0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL2134	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower made payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/25/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	550891.6	2	1708.32	2434.83	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	17	0000000000000000099999999999999999XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	564125.04	1708.32	2	06/01/2018	05/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/04/2017	No
GCAT2020RPL2132	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/08/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a one-time draft payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Details of the bankruptcy not provided, comments only reflect a discharged Chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	321382.41	2	997.44	3401.27	11/01/2019	10/01/2019	10/01/2019	10/31/2019		109.01	104.51	103	102.25	1	4	2	9	0000000000000000005454454443322221XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	Yes	08/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	329587.11	997.44	2	06/01/2018	05/01/2058	480	No		No		0								No									No																				Yes	11/01/2016	01/08/2017	No
GCAT2020RPL2305	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	582407.46	2	1798.33	1321.24	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	19	0000000000000009999999999999998765XX	No	No	N/A	N/A		No	No	Yes	08/17/2018	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD	855281.82	1798.33	2	09/01/2018	08/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/02/2017	No
GCAT2020RPL2175	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017 [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2019.  The borrower called and made a payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind/hurricane damage, date of loss 09/15/2018. Funds received in the amount of $11,583.04. The repairs were reported at 88% completed, including roof and plumbing repairs.  The pending work is the garage door and hardware.  No evidence repairs are 100% completed was cited.  The damage repair amount is estimated at $11,583.04.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2018; damages are pending final repairs and inspection.
			Property was in FEMA disaster area noted 10/XX/2019; no evidence of damages.	Yes	0	130876.36	2.5	440.29	960.53	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	9	4	3	1	0000000000000000432233211111111012XX	No	No	N/A	N/A		No	No	Yes	10/12/2018	11/05/2019	Yes	10/06/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	133511.56	440.29	2.5	07/01/2018	06/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1714	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/11/2017 [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The servicer called and spoke with borrower who stated made a payment in amount of $2476.94 online in September. The agent advised that the payment in amount of $2476.94 was only for October and September payment should have been for $2618.66. The borrower made the short payment in amount of $141.72 and was provided with the confirmation number and the agent waived the late fee due to system issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comment dated 02/21/2019 reflects a discharged chapter 13 bankruptcy. The filing date, case number, discharge date not located. Unable to verify if POC was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Comment on 7/2/2019 indicate that the borrower spoke to the servicer in regards to potential damages to the property and to see if their house unit that is going out as well as their drain fill pipe outside would be covered by insurance.On 8/21/2019 the borrower provided details regarding the claim that was filed under claim number 00102468497 with Assurant Insurance. Borrower explained that they were issued the fund and is waiting for the contractor to finish disputing the amount with insurance. Borrower would give the current contractor a month to finish or they would hire new contractors since the roof repairs were not completed yet but was also concerned that the contractor would run with the money. Servicer provided some advice and would be able to stop pay if needed to. Comments on 9/21/2019 indicate that the borrower states the roof repair is complete and sent a letter of completion. However, the interior has not been completed. Comments on 10/17/2019 indicate that the servicer will need a final inspection of 95% to release the funds to the borrower to close the claim. Servicer advised that the funds were released on the 24th and were sent to the borrower address. No additional details were provided nor was there any indication that repairs were 100% complete.  The damage repair amount is estimated at $23,577.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	480505.69	3	1793	2051.9	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100	100	100	4	0	0	0	0000000000000000000010010101000000XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	11/01/2016	UTD	500858.42	1793	3	11/01/2016	10/01/2056	480	No		No		0								No									No																				Yes	11/01/2016	01/11/2017	No
GCAT2020RPL1986	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower contact payment inquiry paid payment offered online services.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	232484.13	3.5	922.63	1785.64	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100.76	100.38	100.26	100.2	0	3	2	5	0000000000000000000000008765432322XX	No	No	N/A	N/A		No	No	Yes	08/23/2018	11/05/2019	Yes	06/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	11/01/2017	UTD	380930.94	922.63	3.5	11/01/2017	10/01/2057	480	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1626	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower made a one time draft payment in the amount of $2092.71
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	329128.68	2	1057.75	1739.77	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	3	3	4	2	0000000000000000004343232110000321XX	No	No	N/A	N/A		No	No	Yes	02/06/2019	11/07/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	342336.37	1057.75	2	05/01/2018	05/01/2056	457	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL2135	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/02/2017 [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  Borrower contact stated is not ready for an inspection will call back. Advised of web site borrower would prefer to call in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/10/2017 due to Hurricance XXXXXXXXXX.  Claim funds in the amount of $94256.77 were received on 07/03/2019.  The borrower noted on 09/24/2019 is still waiting for the roof tiles to come in.  The borrower requested the 60% inspection on 10/29/2019.  The damage repair amount is estimated at $94,256.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricance XXXXXXXXXX and noted on 05/22/2019.	Yes	0	832820.44	2	2582.58	18613.39	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	3	2	2	6	0000000000000000987654321003211000XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/05/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	1147270.26	2582.58	2	06/01/2018	05/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/02/2017	No
GCAT2020RPL0939	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	623307.31	5	4166.85	7173.89	11/01/2019	10/01/2019	10/14/2019	10/31/2019		119.69	116.26	110.84	108.13	8	3	2	1	0000000000000010021234321111100001XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/10/2019	Yes	10/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/09/2011	UTD	764755.36	4166.85	5	03/01/2011	02/01/2040	348	No				0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL2037	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/18/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	549357.24	2.125	1749.45	2702.94	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100	100	100	100	0	0	0	12	0000000000000000000000999999999998XX	No	No	N/A	N/A		No	No	Yes	08/10/2018	11/05/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/01/2018	UTD	799620.39	1749.45	2.125	02/01/2018	01/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/18/2017	No
GCAT2020RPL1997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Spoke with borrower who called about year end statement.  Advised borrower that it comes from the previous servicer and to contact them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  Comment 02/21/2019, BK chapter 13 discharged, no additional information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	848594.47	2	2654.43	19387.3	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	2	1	1	3	000000000000000000000000554321000100	No	No	N/A	N/A		No	No	Yes	02/04/2019	11/05/2019	Yes	03/01/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	876554.29	2654.43	2	12/01/2017	11/01/2057	480	No		Yes	Corporate Advances	75454.51							Corporate Advances	No									No																				No			No
GCAT2020RPL2052	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  Borrower made a payment in the amount of $5,551.76 and noted reason for delinquency as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Mod completed - effective 10/01/16, prior servicer.	Yes	0	972332.64	2	3028.26	2039.48	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	1	1	1	10	0000000000000000000009999987654321XX	No	No	N/A	N/A		No	No	Yes	09/10/2018	11/05/2019	Yes	06/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2018	UTD	1092441.96	3028.26	2	03/01/2018	02/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL2217	2	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017 [2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borrower stated fees from prior servicer were supposed to be waived. Servicer advised to send in documentation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/16/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed a $25 insufficient funds fee that the prior servicer was supposed to have waived. The fee was waived and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	526979.63	2	1629.5	2301.18	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	2	1	1	12	0000000000000099999998765432110000XX	No	No	N/A	N/A		No	No	Yes	08/14/2018	11/05/2019	Yes	02/08/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	538098.8	1629.5	2	08/01/2018	07/01/2058	480	No				0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL1272	2	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017 [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  The borrower called to find out what his principal balance was and about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster declared due to CA Storms from 05/01/2019 to 07/30/2019 noted on 07/18/2019, no damage noted.	Yes	0	644238.1	3	2764.96	6331.61	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	3	1	0	0	0000000000000000001000000000002110XX	No	No	N/A	N/A		No	No	Yes	09/17/2018	11/05/2019	Yes	09/05/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2017	UTD	717363.38	2764.96	3	05/01/2017	12/01/2048	380	Yes	05/22/2018			0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL1995	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/11/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called in with questions regarding being unable to making payment online and was advised it was due to a legal hold on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	799461.19	4	3410.19	2252.68	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	0	0	0	11	0000000000000000000000099999999999XX	No	No	N/A	N/A		No	No	Yes	09/17/2018	11/10/2019	Yes	08/12/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	977877.86	3410.19	4	12/01/2017	11/01/2057	480	No		No		0								No									No																				Yes	11/01/2016	01/11/2017	No
GCAT2020RPL1968	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The last contact was made on 10/30/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	610546.63	2	1912.64	155.34	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100	100	111.11	100	2	1	1	8	0000000001000010000000008776544432XX	Yes	No	N/A	N/A		No	No	Yes	01/10/2018	11/05/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD	767709.03	1912.64	2	11/01/2017	10/01/2057	480	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1511	3	[3] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid [3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017 [2] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower called to obtain total amount due and how to remove ceased and desist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments reflect water damage with date of loss of 08/06/2019 in the amounts of $3,616.31 and $20,001.00. No evidence of resolution of damage.  The damage repair amount is estimated at $23,617.31.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	141260.1	5	719.48	2223.2	12/01/2019	11/01/2019	10/31/2019	10/31/2019		133.33	116.67	111.11	108.33	3	0	0	0	0000000000000000000000110000100000XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	Yes	08/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	06/01/2014	UTD	149210.76	719.48	5	07/01/2014	06/01/2054	480	No				0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL1594	3	[3] Delinquent Taxes - Delinquent taxes, but not tax sale [3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017 [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called in to request a copy of the insurance estimate for the property damage claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 7/11/2019 due to water damage on 6/26/2019.  Claim funds in the amount of $30,307.73 were received on 7/29/2019 and were endorse and released to the borrower on 8/15/2019.  The claim is classified as enhanced endorse and release.  The status of repairs was not provided.  The damage repair amount is estimated at $30,307.73.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	473028.07	4.12	2101.71	3519.29	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	12	0000000000000000000000999999999999XX	No	No	N/A	N/A		No	No	Yes	09/18/2018	11/10/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2017	UTD	519997.7	2101.71	4.12	12/01/2017	11/01/2055	456	No				0								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1555	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019.  The borrower made a one time draft payment and was advised of online options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	715153.23	4.125	3204.14	-60.65	11/01/2019	10/01/2019	10/31/2019	10/31/2019		101.56	100.78	100.52	100.39	5	3	3	0	0000000000000211111000000000033232XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/05/2019	Yes	09/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2015	UTD	752593.38	3204.14	4.125	05/01/2015	04/01/2055	480	Yes	06/02/2017			15		-60.65						No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL2304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower wanted to know if they had to pay the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	610492.33	2	1890.03	2163.38	11/01/2019	10/01/2019	10/03/2019	10/31/2019	The Servicer granted the borrower a loan modification on 07/28/2017.	75.48	92.15	97.71	107.05	1	0	1	15	000000000000007666544301000099999999	No	No	N/A	N/A		No	No	Yes	08/13/2018	11/05/2019	Yes	01/31/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD	688101.13	1890.03	2	09/01/2018	08/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL1614	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/15/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  Borrower was contacted and said payment was mailed out on 10/15/19.  Borrower requested to have late fee waived and late fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	537187.27	2	1733.49	418.85	11/01/2019	10/01/2019	10/24/2019	10/31/2019		100	100.01	100	100	2	2	1	4	0000000000000000000027654321100000XX	No	No	N/A	N/A		No	No	Yes	08/11/2018	11/08/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD	589132.18	1733.49	2	04/01/2018	03/01/2056	456	No		No		0								No									No																				Yes	11/01/2016	01/15/2017	No
GCAT2020RPL1827	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/18/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower contact during review period consisted of escrow account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	171039.5	3	638.11	-197.44	11/01/2019	10/01/2019	10/31/2019	10/31/2019		100	100	100	100	1	1	0	4	0000000000000000000002100000009999XX	No	No	N/A	N/A		No	No	Yes	09/14/2018	11/05/2019	Yes	06/29/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	05/01/2017	UTD	251171.83	638.11	3	05/01/2017	04/01/2057	480	No		Yes	Corporate and Escrow Advances	15		-197.44					Corporate and Escrow Advances	No									No																				Yes	11/01/2016	01/18/2017	No
GCAT2020RPL2011	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The comments indicate several conversations with the customer regarding escrows and setting up an autopay.  The modification was indicated as there are comments that this account was modified by the previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	748770.85	3.625	3027.55	2582.61	12/01/2019	11/01/2019	10/29/2019	10/31/2019		100.03	116.7	111.6	97.39	0	0	0	10	0000000000000000000000009999999999XX	No	No	N/A	N/A		No	No	Yes	10/17/2018	11/05/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	12/01/2017	UTD	766617.06	3027.55	3.625	12/01/2017	11/01/2057	480	No		Yes	Corporate Advances	234.38	UTD						Corporate Advances	No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL2058	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called in and stated sent payment beginning of February. The agent confirmed payment was applied on 02/08/2019 in amount of $3918.38.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comment dated 02/26/2019 reflects a discharged chapter 7 bankruptcy. The filing date, case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	779265.42	2	2430.48	15286.34	12/01/2019	11/01/2019	10/29/2019	10/31/2019		133.33	116.67	111.11	108.33	0	0	0	14	0000000000000000000099999999999999XX	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/05/2019	Yes	02/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	03/01/2018	UTD	830722.72	2430.48	2	03/01/2018	02/01/2058	480	No		No		0								No									No																				Yes	11/01/2016	01/04/2017	No
GCAT2020RPL0444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/22/2019 and there is no evidence of reaffirmation.  No details of filing, case or discharge date. used the discharge date from the comments of the discharge on 02/22/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	603486.39	5.25	4562.55	5685.18	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	98.51	97.76	14	0	0	0	000000000000000000000011111111111111	No	No	N/A	N/A		No	No	Yes	02/07/2019	11/07/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0								No									No																				No			No
GCAT2020RPL0294	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/18/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Borrower called because the servicer returned their payment to their bank. No reason was provided by the servicer.  Borrower later made a payment via one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	28481.06	4.927	231.64	9373.94	12/01/2019	11/01/2019	10/30/2019	10/31/2019		100	116.67	111.11	98.9	0	0	0	10	0000000000000000000000009999999999XX	No	No	N/A	N/A		No	No	Yes	12/10/2018	11/05/2019	Yes	03/12/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	3083.47							Corporate Advances	No									No																				Yes	11/01/2016	01/18/2017	No
GCAT2020RPL1602	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/08/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower was informed that the final draw for $21,250.00 has been approved for release due to the 100% inspection on file.  The customer was instructed to allow 5 business days for it to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	181368.43	4.5	851.91	1852.95	11/01/2019	10/01/2019	10/02/2019	10/31/2019		102.11	102.36	102.11	99.78	8	0	0	0	0000000000000011111010000100001000XX	No	No	N/A	N/A		No	No	Yes	08/21/2018	11/05/2019	Yes	08/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2016	UTD	495649.83	739.89	3.5	01/01/2016	12/01/2055	480	Yes	01/30/2017	Yes	Corporate Advances	118.5							Corporate Advances	No									No																				Yes	11/01/2016	01/08/2017	No
GCAT2020RPL1273	1	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/05/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  On 02/13/2019, the Borrower's last contact was via an inbound call to request assistance to make a payment online. The Borrower requested the loan number. The Servicer provided the website and the loan number. The Borrower made a same day payment in the amount of $3,664.73 via draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	527768.3	3.625	2445.2	7109.88	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	2	3	4	5	0000000000000000000044444333322211XX	No	No	N/A	N/A		No	No	Yes	08/13/2018	11/05/2019	Yes	02/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2018	UTD	544758.23	2445.2	3.625	03/01/2018	12/01/2048	370	No				15								No									No																				Yes	11/01/2016	01/05/2017	No
GCAT2020RPL1939	2	[3] Pay History -: Incomplete - Missing 11/01/2016 - 01/03/2017 [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower made a one-time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (storms 05/2019); no damage reported.	Yes	0	551613.99	3.625	2234.48	7832.37	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	108.33	6	0	0	7	0000000000001000001111100009999999XX	No	No	N/A	N/A		No	No	Yes	09/10/2018	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	09/01/2017	UTD	737076.13	2234.48	3.625	09/01/2017	08/01/2057	480	No				45								No									No																				Yes	11/01/2016	01/03/2017	No
GCAT2020RPL1809	3	[3] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower called in regarding documents needed and stated received an insurance check with prior mortgage company and will be requesting check to be payable in current servicer/mortgage company name in amount of $18,400.00. Borrower stated the damage was caused by last years Hurricane. The agent advised that they need insurance estimate with insurance claim check. The borrower stated that one received would send the information in and the agent provided mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  No further bankruptcy information provided. Unable to verify if POC was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 02/15/2018 to report a claim for hurricane damages caused on 10/XX/2005. The borrower stated they have a claim check for $3,404.49. The insurance company noted on 02/23/2018 and 02/27/2018 they sent additional funds directly to the borrower totaling $667.42. The claim was classified as non-monitored and the check for $3,404.49 was released to the borrower on 02/27/2018. The borrower later called on 09/19/2019 (after the servicer transfer) to discuss the claim they filed over a year ago. The comments noted on 10/23/2019 the borrower received another claim check regarding the prior claim in the amount of $18,400. However, the check listed the prior mortgage company and a request was made to reissue the check with the correct name. No further information was provided regarding the funds. There was no reference to any repairs being completed.  The damage repair amount is estimated at $22,471.91.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster zone for a hurricane on 10/XX/2005.	Yes	0	181466.47	4.125	623.79	4251.78	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100.04	100.03	100.03	0	0	0	4	000000000000000000000000000000009999	No	No	N/A	N/A		No	No	Yes	10/01/2008	11/05/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes	09/25/2017			0								No									No																				No			No
GCAT2020RPL2330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower called to add the current email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Notes on 02/22/2019 indicate discharged Chapter 13 Bankruptcy; no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	226073.28	2.625	778.9	38.59	12/01/2019	11/01/2019	10/31/2019	10/31/2019		100	100	111.11	108.33	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/08/2008	11/05/2019	Yes	01/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	375084.11	778.9	2.625	09/01/2018	08/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL2237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  Borrower contact made a one time payment. Borrower requested on line access and offered ACH and e-bill services.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	143927.86	1	373.54	73.77	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	77.45	83.63	79.39	0	2	2	13	000000000000000099999999876543232000	No	No	N/A	N/A		No	No	Yes	01/02/2009	11/08/2019	Yes	09/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		373.54	1	08/01/2018	07/01/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL1949	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower advised that their insurance company dropped their coverage due to claims related issues. The borrower was informed that a Lender placed insurance will be enforced and back dated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/05/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/15/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/23/2014.  A motion for relief was filed 10/15/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds in the amount of $2,074.46 were received on 02/22/2019 for water damage to the property on 11/01/2017. There is also evidence of mold and the borrower expects an additional check for $5,000.00 per comments on 05/21/2019. There is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX as noted on 10/XX/2019. The disaster expiration date is 01/XX/2020.	Yes	0	351456.5	4.125	1208.13	1477.89	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	4	1	2	11	000000000000000432110110099999876543	No	No	N/A	N/A		No	No	Yes	01/09/2009	11/05/2019	Yes	08/29/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD		1208.45	4.125	10/01/2017	09/01/2057	480	Yes				1095						04/23/2014		No									No																				No			No
GCAT2020RPL2338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in to inquire if the updated insurance policy was on file and to inquire about the previous insurance company name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/22/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/14/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A foreclosure action on this loan was closed and billed on 08/28/2018 due to a loan modification.	Yes	0	386488.15	4.125	1666.46	30	12/01/2019	11/01/2019	10/31/2019	10/31/2019	The subject loan was modified on 08/28/2018.	133.33	100	100	91.67	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/09/2013	11/05/2019	Yes	05/14/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	668797.49	1666.46	4.125	09/01/2018	08/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL2071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification effective 03/28/2018.	Yes	0	751499.8	2.5	2604.58	519.62	11/28/2019	10/28/2019	10/28/2019	10/31/2019		100	100	100	91.67	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	01/07/2009	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/28/2018	UTD	789796.63	2604.58	2.5	03/28/2018	02/28/2058	480	No				0								No									No																				No			No
GCAT2020RPL1777	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  On 08/09/2019, the Borrower's last contact was via an outbound call. The Reason For Delinquency is the Borrower's Illness. The Borrower has the intention to retain the owner occupied property. A same day payment in the amount of $563.89 was made via draft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  On 05/31/2019, the Borrower made an inbound call to inquire about a payment that was made on 05/10/2019 and the payment was reversed. There is no indication of any verbal or written response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/10/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/01/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/11/2013.  A motion for relief was filed 11/01/2017.  As of 01/02/2018, the attorney informed the Borrower brought the account current since the Motion For Relief Filing on 11/01/2017.
Prior Bankruptcy Chapter 13 Case XX-XXXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Mississippi Storms noted on 07/16/2019. No damages were reported.	Yes	0	102231.19	1	270.57	1658.48	10/25/2019	09/25/2019	10/09/2019	10/31/2019	The loan was modified in 5/2017.	100	43.1	50.41	54.72	7	4	1	8	000000000100000001122111432219999999	Yes	No	N/A	N/A		No	No	Yes	01/09/2009	11/11/2019	Yes	08/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No							08/01/2013		No								No							Yes	No	N/A				Yes												No		No		0	N/A					07/11/2013		No									No																				No			No
GCAT2020RPL1743	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  The borrower called to reset their password to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Per comments 11/02/2018 the remaining claim funds of $9,872.50 were applied to the loan as the servicer needs proof via inspection the repairs were completed. As of 09/11/2018 the investor agreed to close the claim due to the borrower being unresponsive. The loss date is listed as 05/20/2015 due to a busted water pipe. The status of the repairs is not evident.  The damage repair amount is estimated at $9,872.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	285281.21	4.03	958.07	857.21	11/01/2019	10/01/2019	10/11/2019	10/31/2019	9/2018 Principal curtailment.	100	100	100	100	0	0	0	3	000000000000000000000000000000000999	No	No	N/A	N/A		No	No	Yes	01/03/2005	11/09/2019	Yes	10/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes		Yes	Corporate Advances	696.66							Corporate Advances	No									No																				No			No
GCAT2020RPL2086	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The borrower stated they had placed insulation in the subject property and the county will be billed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX per notes dated 10/XX/2019. No property damage was reported.	Yes	0	126359.53	4	421.2	331.51	11/06/2019	10/06/2019	10/07/2019	10/31/2019		100	100	100	106.71	0	0	0	17	000000000000000000099999999999999999	No	No	N/A	N/A		No	No	Yes	05/05/2009	11/05/2019	Yes	10/21/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/06/2018	UTD		422.32	4	04/06/2018	03/06/2058	480	Yes		No		0	N/A							No									No																				No			No
GCAT2020RPL1174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in to confirm mailing address for payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/11/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/12/2017.  A motion for relief was filed 01/30/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	403227.03	5.25	2347.25	2932.94	11/01/2019	10/01/2019	09/27/2019	10/31/2019		66.67	100	77.78	83.33	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	01/03/2012	11/06/2019	Yes	05/01/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	07/18/2018	UTD		2347.25	5.25	08/01/2018	05/01/2046	334	No		No		0						12/12/2017		No									No																				No			No
GCAT2020RPL1917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The servicer spoke with borrower who called in payment and requested late fee to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	705047.16	2.5	2417.98	17602.69	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	100	1	0	0	9	000000000000000100000000000999999999	No	No	N/A	N/A		No	No	Yes	01/09/2004	11/05/2019	Yes	07/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/21/2017	UTD		2417.98	2.5	09/01/2017	08/01/2057	480	Yes				0								No									No																				No			No
GCAT2020RPL0293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower made a one time draft payment in the amount of $2688.58
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	326932.14	5	1362.22	-16773.67	11/01/2019	10/01/2019	10/30/2019	10/31/2019		100	100	100	100	5	0	0	1	000000000000010000000001010001000019	No	No	N/A	N/A		No	No	Yes	10/07/2014	11/05/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/01/2014	Curtailment of Income	353217.62	1364.7	5	01/01/2015	01/01/2034	229	Yes				1795.72		-16773.67						No									No																				No			No
GCAT2020RPL1741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Borrower called to make a one time draft payment in the amount of $1058.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	147544.08	4	491.81	692.04	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	5	4	2	2	000000000000000112322321110000000099	No	No	N/A	N/A		No	No	Yes	08/30/2014	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes				584.56								No									No																				No			No
GCAT2020RPL0268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/19/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/07/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/26/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	68271.37	6.24	627.96	1457.98	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	2	9	9	000000000000000022334433334544334543	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	08/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No						10/01/2012			No								No							No	No	N/A				No														No		0	N/A					04/26/2013		No									No																				No			No
GCAT2020RPL2133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Per comments on 03/06/2019, Borrower called to perform account maintenance. Added spouse to the loan as well as make a payment and update contact info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	397828.39	2.75	1405.2	-4733.48	12/01/2019	11/01/2019	10/04/2019	10/31/2019	The subject loan was modified on 07/31/2018.	100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	08/14/2014	11/05/2019	Yes	03/06/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	572238.41	1405.2	2.75	06/01/2018	05/01/2058	480	Yes		Yes	Corporate and Escrow Advances	7.04		-4733.48					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0187	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower called to see if mortgage protection insurance is offered. The agent advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Severe Storms, Tornadoes, Straight-line Winds, And Flooding on 7/11/2019. No damage reported.	Yes	0	47778.05	3.5	409.09	1191.4	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/05/2012	11/11/2019	Yes	10/23/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	HAMP - Active Perm	09/01/2012	UTD	69152.63	392.7	2.875	09/01/2012	09/01/2031	229	No				2014.92								No									No																				No			No
GCAT2020RPL2166	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/01/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/21/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mod completed - effective date 07/01/18.	Yes	Bankruptcy	495256.08	2.5	1666.13	-750.8	11/01/2019	10/01/2019	10/09/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/16/2009	11/05/2019	Yes	01/10/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	08/26/2019	Chapter 13	8/XX/2017	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/30/2018	UTD	505228.11	1666.13	2.5	07/01/2018	06/01/2058	480	Yes				45		-750.8				03/21/2019		No									No																				No			No
GCAT2020RPL0437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Borrower called in to make a payment and was advised there was no payment due.  Servicer processed payment in the amount of $1032.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/27/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/06/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	191620.43	4	638.73	1524.56	12/01/2019	11/01/2019	10/29/2019	10/31/2019		100	100	111.11	100	1	1	0	0	000000000000000000000002100000000000	No	No	N/A	N/A		No	No	Yes	01/05/2010	11/05/2019	Yes	09/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes	09/22/2017	No		0								No									No																				No			No
GCAT2020RPL0114	3	[3] Title Issue -: Liens not Perfected [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure on 07/27/2015.  The first legal was completed 08/19/2015.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.  The foreclosure sale was scheduled for 12/28/2015. However, borrower filed for chapter 13 bankruptcy and the foreclosure was placed on hold. There is no evidence that the foreclosure hold has been removed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/30/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/02/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Prior mortgage in amount of $25,000.00 dated 01/11/1996  The title claim was acknowledged by the title company on 01/23/2019. The title issue was in process of being cured but the loan transferred to new servicer and unable to verify if title issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 02/08/2019 reflects property located in FEMA declared disaster area due to California wildfires with a start date of 11/12/2018 and expires 02/10/2019. No damage reported.	Yes	Bankruptcy	138809.77	5.99	1532.53	0	10/29/2019	09/29/2019	09/30/2019	10/31/2019		66.67	83.33	100	91.67	2	2	1	14	000000000000000010122344455778999999	No	No	N/A	N/A		No	No	Yes	10/29/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Acknowledged - Indemnification not signed	No										No			No	No			No																		Yes	Performing Under Plan	07/19/2019	Chapter 13	12/XX/2015	XX-XXXXX			No	No	On Hold	10/30/2019	###############		Yes			Yes	Bankruptcy Filing	07/27/2015					No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	1129.53						05/02/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL2322	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/23/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was past due and contacted by the servicer.  The borrower disputed being late.  It was discovered the loan was set up for automatic payments and this was interrupted when account notes Non Sufficient Funds.  The borrower acknowledged and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	529118.16	2.875	1886.08	-8430.06	11/01/2019	10/01/2019	10/23/2019	10/31/2019		100	100	88.89	100	1	2	1	13	000000000000009999999987654322100000	No	No	N/A	N/A		No	No	Yes	03/23/2015	11/05/2019	Yes	03/21/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	Curtailment of Income		1886.08	2.875	09/01/2018	08/01/2058	480	No		Yes	Escrow Advances	0	Yes	-8430.06					Escrow Advances	No									No																				No			No
GCAT2020RPL0668	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/04/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/04/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	68738.51	6.875	593.87	1645.02	11/01/2019	10/01/2019	10/10/2019	10/31/2019		66.67	100	100	100	3	1	4	11	000000000000000001112334334555456657	No	No	N/A	N/A		No	No	Yes	05/22/2015	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	02/11/2019	Chapter 13	5/XX/2015	XX-XXXXX			No	No								No							No	No	N/A				No														Yes	Corporate Advances	487.5						09/04/2015	Corporate Advances	No									No																				No			No
GCAT2020RPL2288	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  07/30/2019 Claim filed date of loss 02/24/2019 for wind hail damage in amount of $12.997.76.  A recovery check for $6,461.19 was endorsed and released on 07/30/2019.  No evidence of any repairs being completed was cited.  The damage repair amount is estimated at $12,997.76.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	77306.93	4.634	359.17	-176.44	11/27/2019	10/27/2019	10/31/2019	10/31/2019		100	100	100	100	0	8	7	6	000000000000000766654333323222223232	No	No	N/A	N/A		No	No	Yes	06/08/2015	11/05/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/27/2018	UTD	95900.61	359.17	4.634	08/27/2018	07/27/2058	480	No				0		-176.44						No									No																				No			No
GCAT2020RPL2394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The borrower file 7/13/06, 9/26/2010 and 12/17/2012 with the latest one dismissed as of 11/1/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	71526.65	2	220.56	24.78	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/05/2010	11/05/2019	No		No	Retired	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD		220.56	2	10/01/2018	09/01/2058	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL1742	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2019.  The borrower called in about a letter received stating mortgage increased borrower paid shortage also advised even with shortage paid payment will remain the same. Advised the borrower will have to send file to be analyzed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Disaster due to Hurricane XXXXXXXXXX. Start date 10/XX/2019 Expiration 1/XX/20	Yes	0	134576.97	5.625	725.93	2655.86	11/01/2019	10/01/2019	10/07/2019	10/31/2019	Modified 1/2017	66.67	100	100	100	0	0	0	3	000000000000000000000000000000000999	No	No	N/A	N/A		No	No	Yes	04/26/2011	11/05/2019	Yes	03/02/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/04/2017	UTD		725.93	5.625	02/01/2017	01/01/2057	480	No		Yes	Corporate Advances	1212							Corporate Advances	No									No																				No			No
GCAT2020RPL2128	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called to request a payment coupon. Servicer advised statements are not sent on bankruptcy accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/21/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/28/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/28/2019; no evidence of damages.	Yes	Bankruptcy	63658.26	4.75	300.18	-5.28	11/01/2019	10/01/2019	10/04/2019	10/31/2019		66.67	83.33	88.89	91.67	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	11/23/2015	11/05/2019	Yes	03/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	02/22/2019	Chapter 13	10/XX/2015	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	64449.19	300.18	4.75	06/01/2018	05/01/2058	480	No				1.75		-5.28				03/28/2016		No									No																				No			No
GCAT2020RPL2380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/23/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/14/2018.  The proof of claim was filed 10/17/2018.  Another Bankruptcy Chapter 13 Case #XX-XXXXX  BK Filed:10.20.15 and Dismissal: 09.06.16
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A foreclosure action on this loan was closed and billed on 08/29/2018 due to a completed loan modification.	Yes	0	310839.56	3.5	1219.74	-5574.43	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	83.55	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/11/2015	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD	537291.79	1219.74	3.5	10/01/2018	09/01/2058	480	No				0		-5574.43				10/17/2018		No									No																				No			No
GCAT2020RPL1750	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower requested copy of loan agreement be mailed to PO Box address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim was filed for water damage sustained on 11/04/2017.   The inspection dated 01/09/2019 reported that the repairs were 95% completed with the following pending:  paint kitchen ceiling, lights and paint cabinets. The claim was closed on 07/19/2019 as all funds totaling $11,000.00 were endorsed and released.  However, there is no evidence of completion of all pending repair items.  The damage repair amount is estimated at $11,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	218994.15	2	699.63	8624.75	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	1	1	0	0	000000000000000000000002100000000000	No	No	N/A	N/A		No	No	Yes	12/11/2015	11/05/2019	Yes	08/05/2019	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2016	UTD		699.63	2	11/01/2016	10/01/2056	480	Yes	09/20/2017	No		0	N/A							No									No																				No			No
GCAT2020RPL1885	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower called in and inquired on why received status of repair letter.  The agent explained that the letter was sent out due to no contact in 30 days and wanted to know if repairs have been completed and ready for final inspection. Borrower stated would call and set it up when son can be there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 10/29/2018 to report a claim for wind damages caused by Hurricance XXXXXXXXXX on 09/XX/2017. The claim was classified as non-monitored. A check for $12,944.22 was endorsed and released to the borrower on 11/07/2018. After the servicer transfer, the borrower called on 04/11/2019 to advised they had another claim check in the amount of $18,010.94 for roof damages caused by they hurricane. The comments indicated an error in regards to the date of loss. The notes listed the date of loss as 09/10/2017, 09/07/2017, and 09/07/2018 all with the same claim number. The check was received on 04/23/2019. The comments on 10/10/2019 stated the check was endorsed/released and the claim was closed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $30,955.16.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	149722.4	4	499.07	4444.96	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	100	100.02	100.01	0	0	0	8	000000000000000000000000000099999999	No	No	N/A	N/A		No	No	Yes	04/10/2014	11/15/2019	Yes	07/11/2019	No	Not Employed	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	149945.97	499.82	4	08/01/2017	07/01/2057	480	Yes				0								No									No																				No			No
GCAT2020RPL0527	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/06/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/13/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds in the amount of $16,445.47 were received for wind and hail damage to the property on 03/19/2018. An inspection received on 04/20/2019 reflected that the repairs are 90% complete. The funds were endorsed and released on 08/23/2019 and the claim was closed. There is no evidence of completed repairs.  The damage repair amount is estimated at $14,087.22.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	222291.23	8.99	2058	697.8	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100	100	100.23	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/15/2015	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	10/31/2019	Chapter 13	12/XX/2016	XX-XXXXX			No	No								No							No	No	N/A				Yes												Yes		No		0						04/13/2017		No									No																				No			No
GCAT2020RPL2187	3	[3] Delinquent Taxes - Delinquent taxes, but not tax sale [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2019.  The last contact was made on 10/18/2019, in which the borrower indicated would make a payment around 11/1 or 11/2.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated a loan modification was completed prior to the review period.	Yes	0	347233.59	4	1157.45	-6340.3	10/08/2019	09/08/2019	10/07/2019	10/31/2019		66.67	83.33	100	91.67	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	12/04/2018	11/11/2019	Yes	10/18/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/08/2018	UTD		1161.36	4	07/08/2018	06/08/2058	480	Yes				0		-6340.3						No									No																				No			No
GCAT2020RPL1718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  The customer called in advising they would make a payment and to add $75.00 toward the principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	864422.28	4	2881.41	4951.63	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100.58	100.59	100.59	100.72	0	0	0	1	000000000000000000000000000000000009	No	No	N/A	N/A		No	No	Yes	06/02/2008	10/29/2019	Yes	10/29/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												No				0								No									No																				No			No
GCAT2020RPL2384	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/01/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/21/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per notation on 7/18/2019, property is in FEMA disaster location due to California storms.	Yes	0	604975.11	4	2016.58	4440.14	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100.66	100.44	100.33	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	09/20/2012	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No						02/01/2011			No								No							No	No	N/A				Yes	Incomplete	1	Non-HAMP	09/01/2018	UTD		2022.34	4	10/01/2018	09/01/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL1152	2	[2] Current Bankruptcy - no relief granted	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/20/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/02/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/08/2014.  MFR was filed by prior servicer with no filing date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	119592.93	8.07	929.4	-2519.93	02/20/2020	01/20/2020	10/30/2019	10/31/2019		133.33	100	88.89	127.99	1	2	0	17	000000000000000012254556789999999999	No	No	N/A	N/A		No	No	Yes	07/15/2005	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/31/2019	Chapter 13	10/XX/2014	XX-XXXXX			No	No	On Hold	10/30/2019			Yes			Yes	Bankruptcy Filing						Yes	No	N/A				Yes	Complete	1	Non-HAMP	02/07/2008	UTD	131384.01	929.4	8.07	02/20/2008	06/20/2045	449	No		Yes	Corporate and Escrow Advances	1045		-2519.93				12/08/2014	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0521	3	[3] Active Litigation - Notes indicate litigation, no indication resolved	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/02/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/08/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/16/2014.  60 month chapter 13 bankruptcy plan was completed.
LITIGATION: There is evidence of litigation on the file.  The foreclosure case was closed by the courts per comments dated 08/08/2019 requiring a Motion to Reopen and then a sale date can be set. The foreclosure was closed and billed on 08/23/2019 due to the loan being contractually current. However, the borrower filed an Opposition to the Motion to Strike Dismissal as of 09/04/2019 and a contested process was opened. The contested matter was referred to litigation on 09/12/2019 and litigation hold was placed on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments 09/18/2019 the file is on litigation hold and is now being handled by the Legal department as a contested matter was referred on 09/12/2019 as the borrower has opposed the motion to strike the dismissal.	Yes	0	201888.15	4.875	1453.07	-1554.62	12/01/2019	11/01/2019	10/07/2019	10/31/2019		100	116.98	89.2	100.39	1	5	5	10	000000000000000212222333334456689999	No	No	N/A	N/A		No	No	Yes	01/17/2011	11/08/2019	Yes	08/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No									Other	No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes				67		-1554.62				04/16/2014		No									No																				No			No
GCAT2020RPL0972	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  Per comments on 10/04/2019, Borrower called in. Unable to confirm if the address on file is for the Attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/17/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/08/2015.  A prior Chapter 13 bankruptcy (case #XX-XXXXX) filed on 08/11/2014 was dismissed on 12/02/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	202372.27	9.5	1888.89	0	11/01/2019	10/01/2019	10/04/2019	10/31/2019	Velocity verified correct	100	100	100	100	1	3	3	14	000000000000000122233344455555545555	No	No	N/A	N/A		No	No	Yes	01/05/2011	11/08/2019	Yes	10/04/2019	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	08/15/2019	Chapter 13	2/XX/2015	XX-XXXXX			No	No								No							No	No	N/A				Yes												Yes	08/27/2012	Yes	Corporate Advances	176.5						04/08/2015	Corporate Advances	No									No																				No			No
GCAT2020RPL2171	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  The borrower called to see if the  insurance estimate and claim check has been received. The servicer informed the borrower no but a denial letter was received form insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower filed a claim for wind and water damage that occurred on 05/21/2019.  A denial letter was received from the insurance company on 06/15/2019 and the claim was closed.  The borrower was advised of the denial on 06/18/2019.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	176130.44	1	460.25	5.88	11/01/2019	10/01/2019	10/15/2019	10/31/2019		107.97	103.98	102.66	101.99	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	09/04/2014	11/05/2019	Yes	06/18/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	226496.38	460.25	1	07/01/2018	06/01/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2096	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called in to make a payment and was transferred to bankruptcy department but the department was closed. The agent advised borrower that the bankruptcy department closes at 5PM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/XX/2019 reflects that the property is located in a FEMA disaster area due to South Carolina Hurricane XXXXXXXXXX storms. No damage reported. Prior modification completed 05/01/2018.	Yes	Bankruptcy	123449.91	4	411.5	-1097.6	11/01/2019	10/01/2019	09/30/2019	10/31/2019		100	100	100	100	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	12/12/2015	11/05/2019	Yes	05/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	03/05/2019	Chapter 13					No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD	123449.91	411.5	4	05/01/2018	04/01/2058	480	No		Yes	Corporate and Escrow Advances	2.15		-1097.6					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2388	2	[2] Current Bankruptcy - no relief granted	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  The borrower called in with billing statement questions and the unapplied funds balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/23/2016.  A motion for relief was filed 03/13/2018.  Prior Motion For Relief was withdrawn. The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loan modification was completed on 09/21/2018 (prior to the review period).	Yes	Bankruptcy	209628.84	4	698.76	-1954.08	01/01/2020	12/01/2019	09/19/2019	10/31/2019	The loan was modified on 08/20/2018. Verified the cash velocity for the month of 03/2019 as accurate due to principal curtailment.	100.9	100.56	109.64	107.39	0	0	0	21	000000000000000999999999999999999999	No	No	UTD	UTD		No	No	Yes	03/06/2012	11/08/2019	Yes	09/17/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/31/2019	Chapter 13		XX-XXXXX			No	No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD		703.1	4	10/01/2018	09/01/2058	480	No		Yes	Corporate and Escrow Advances	37		-1954.08				11/23/2016	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0161	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/01/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/04/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/XX/19, FEMA disaster area for storms in South Carolina due to Hurricane XXXXXXXXXX. Start date 9/XX/19 and expiration date 12/XX/19. No damage reported.	Yes	0	50356.52	8	566.88	1119.05	10/28/2019	09/28/2019	10/10/2019	10/31/2019		100	100	88.89	100	0	0	0	2	000000000000000000000000000000000054	No	No	N/A	N/A		No	No	Yes	12/01/2000	11/06/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/28/2016	UTD		566.88	8	01/28/2017	12/28/2030	168	Yes				0								No									No																				No			No
GCAT2020RPL2312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower verified their information and requested an auto-draft payment form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/13/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/21/2017.  The proof of claim was filed 04/08/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	155984.33	2.625	537.45	6.4	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	05/23/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	01/25/2017			Yes	Complete	1	Non-HAMP	08/01/2018	UTD		537.45	2.625	09/01/2018	08/01/2058	480	Yes		No		0					3943.81	04/08/2015		No									No																				No			No
GCAT2020RPL2121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called on 6/4/2019 inquiring about home equity line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	603856.19	2.5	2039.71	0	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	1	2	2	13	000000000000000000998876666554433221	No	No	N/A	N/A		No	No	Yes	07/15/2011	11/05/2019	Yes	06/04/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	618508.68	2039.71	2.5	06/01/2018	05/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL1275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019.  The customer called in to confirmed the total due on account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	509141.74	4.183	2523.48	1714.02	11/01/2019	10/01/2019	10/22/2019	10/31/2019	The subject loan was modified on 06/21/2017 and 08/16/2018.	100	100	100	100	2	1	1	13	000000000000000878764321100007876544	No	No	N/A	N/A		No	No	Yes	03/01/2006	11/11/2019	Yes	10/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD		2523.48	4.183	09/01/2018	12/01/2048	364	No		No		0								No									No																				No			No
GCAT2020RPL0116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  The last contact was made on, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	40873.78	5.49	460.93	-1972.33	10/03/2019	09/03/2019	09/17/2019	10/31/2019	Paystring and velocity verified correct	33.33	83.33	88.89	91.67	0	0	0	13	000000000000000000000009999999999999	No	No	N/A	N/A		No	No	Yes	08/12/2015	11/11/2019	Yes	09/06/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	12/03/2017	Illness - Mortgagor		460.93	5.49	01/03/2018	03/03/2029	135	Yes		Yes	Escrow Advances	0		-1972.33					Escrow Advances	No									No																				No			No
GCAT2020RPL2279	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower called on 8/9/2019 regarding the hazard claim that was closed 6/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Hazard claim for hail and wind damage that occurred 3/3/2019.  Claim funds released in the amount of $16820.42 on The claim was closed without an inspection on 6/28/2019. No evidence repairs are completed.  The damage repair amount is estimated at $16,820.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	261774.97	4.94	1269.42	-712.74	11/22/2019	10/22/2019	10/28/2019	10/31/2019	A two month extension was processed on 03/29/2017.	100	100	100	100	8	5	1	0	000000000000000221221111110000003210	No	No	N/A	N/A		No	No	Yes	05/22/2006	11/05/2019	Yes	08/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/22/2018	UTD	265442.4	1269.42	4.94	08/22/2018	07/22/2058	480	Yes		Yes	Escrow Advances	0		-712.74					Escrow Advances	No									No																				No			No
GCAT2020RPL2335	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The borrower called in requesting documents, a copy of the welcome packet.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/02/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted dispute online regarding their current balance. Servicer reviewed credit reporting and determine the reporting was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	308034.05	4.625	1433.74	-324.96	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/01/2005	11/05/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	494815.94	1433.74	4.625	09/01/2018	08/01/2058	480	No		Yes	Escrow Advances	0		-324.96					Escrow Advances	No									No																				No			No
GCAT2020RPL1683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  The borrower contacted servicer via web chat asking why received an email stating has a new document. The agent  responded to borrower via web chat advising that it was a notice that the billing statement was generated and can go on website and view billing statements. The agent also provided information on how to deactivate this and if deactivates then statements will be sent out via regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/20/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/22/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 06/09/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior Modification complete effective 08/01/2018.	Yes	0	214818.68	2	689.04	119.91	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	88.89	91.67	0	0	0	21	000000000000000999999999999988776655	No	No	N/A	N/A		No	No	Yes	05/21/2008	11/05/2019	Yes	06/13/2019	No	Retired	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		689.04	2	08/01/2018	08/01/2056	457	No				0								No									No																				No			No
GCAT2020RPL0298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Borrower called in to schedule a payment on the account. The welcome call was completed at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/29/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/07/2009 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	47687.21	6.84	434.65	0	11/17/2019	10/17/2019	10/30/2019	10/31/2019		100	100	100	100	9	6	1	1	000000000000000432102121212111000121	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	02/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate Advances	15	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL2358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	37126.98	8	262.36	828.82	11/06/2019	10/06/2019	10/21/2019	10/31/2019		133.33	118.22	91.62	88.53	5	4	1	4	000000000000000765432211122100000100	No	No	N/A	N/A		No	No	Yes	11/07/2006	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/06/2018	UTD		262.36	8	09/06/2018	08/06/2058	480	No		Yes	Corporate Advances	16.5							Corporate Advances	No									No																				No			No
GCAT2020RPL2083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2019.  Borrower called and stated that the website is down. Processed payment and provided user name temporary password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	217933.03	8	1525.6	1101.78	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	100	100	100	0	0	0	16	000000000000000000009999999999999999	No	No	N/A	N/A		No	No	Yes	08/01/2008	11/05/2019	Yes	10/26/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/12/2018	UTD	368270.85	1525.6	8	04/01/2018	03/01/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL1996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Recent contact with the borrower has been regarding servicing issues like making payments and questions regarding escrow.  The borrower did inquire as to the possibility of a new modification on 2/4/2019 because the payment increased due to an increase in taxes but no further conversations were found.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	142944.05	2.25	268.02	1061.69	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	88.89	91.67	0	2	3	9	000000000000000000000098887765433322	No	No	N/A	N/A		No	No	Yes	02/12/2008	11/05/2019	Yes	08/08/2019	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/01/2017	UTD		268.7	2.25	12/01/2017	11/01/2057	480	Yes				0								No									No																				No			No
GCAT2020RPL2192	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower disputing escrow payment, requested a new analysis. Servicer opened task to escrow department with the request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/05/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to dispute the excrow analysis and requested a new analysis be completed. The agent advised could take up to 5 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/27/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/28/2011.  The proof of claim was filed 02/08/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to California wildfires on 11/11/2018. No damage reported.	Yes	0	319016.8	2.5	1072.47	1803.31	11/16/2019	10/16/2019	10/08/2019	10/31/2019		100	93.73	102.75	102.06	2	5	3	9	000000000000000876656543222321004321	No	No	N/A	N/A		No	No	Yes	01/09/2009	11/05/2019	Yes	06/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/16/2018	UTD		1072.47	2.5	07/16/2018	06/16/2058	480	Yes				0						02/08/2011		No									No																				No			No
GCAT2020RPL2194	3	[3] Title Issue -: Senior Liens [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Spoke with borrower, borrower stated will call on Friday and make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/12/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/23/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a prior mortgage which is clouding the title in the amount of $160,000.00 per notes dated 01/03/2019.  A title claim filing was recommended on 01/11/2019; but no evidence of title resolution was cited.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	658846.04	2.5	2213.65	-3428.34	10/20/2019	09/20/2019	10/18/2019	10/31/2019		66.67	83.33	88.89	91.67	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	04/04/2009	11/05/2019	Yes	08/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		Yes	Active		Chapter 13	9/XX/2016	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/20/2018	UTD	671254.05	2213.65	2.5	07/20/2018	06/20/2058	480	No		Yes	Escrow Advances	0		-3428.34				01/23/2017	Escrow Advances	No									No																				No			No
GCAT2020RPL2257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  Borrower called and made payment in the amount of $5,140.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/15/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/31/2016.  The proof of claim was filed 09/30/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	565989.15	8	3961.82	-14468.27	11/01/2019	10/01/2019	10/16/2019	10/31/2019	The loan was modified in 07/2018.	100	100	100.46	101.39	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	01/08/2009	11/05/2019	Yes	10/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	Curtailment of Income	1083574.62	3961.82	8	08/01/2018	07/01/2058	480	No		Yes	Escrow Advances	0		-14468.27				09/30/2015	Escrow Advances	No									No																				No			No
GCAT2020RPL2193	2	[2] Current Bankruptcy - no relief granted	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower called on 10/3/2019 to cancel a post dated payment previously made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/02/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/28/2017.  A motion for relief was filed 11/06/2017.  The result of the relief hearing was an agreed order which was entered on 01/12/2018 per notes dated 06/11/2019. A  prior Chapter 13 bankruptcy (case XX-XXXXX) was dismissed 12/10/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	194097.71	2.625	665.51	-1552.07	10/17/2019	09/17/2019	10/03/2019	10/31/2019		66.67	83.33	88.89	91.67	7	2	1	6	000000000000000005443211211111000998	No	No	N/A	N/A		No	No	Yes	01/01/2009	11/05/2019	Yes	10/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/24/2019	Chapter 13	3/XX/2017	XX-XXXXX			No	No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	05/31/2018	UTD	266816.57	665.51	2.625	07/17/2018	06/17/2058	480	No				0.5		-1552.07				06/28/2017		No									No																				No			No
GCAT2020RPL2069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	51860.12	1.5	64.83	1613.44	11/20/2019	10/20/2019	10/28/2019	10/31/2019		100	100	100	100	1	1	3	9	000000000000000000007776543210065433	No	No	N/A	N/A		No	No	Yes	01/05/2009	11/05/2019	Yes	10/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	02/20/2018	UTD	52403.3	65.5	1.5	03/20/2018	02/20/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  3/25/2019, commentary shows that welcome call was made wanting to know if borrower had received the welcome package in the mail.. Also to inform borrower about self service options .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/24/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 04/25/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	647139.69	4	2157.13	-6323.38	11/22/2019	10/22/2019	10/25/2019	10/31/2019		100	100	111.11	100	1	1	1	19	000000000000099999999999999876543210	No	No	N/A	N/A		No	No	Yes	02/10/2014	11/05/2019	Yes	03/25/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	09/22/2018	UTD		2166.25	4	10/22/2018	09/22/2058	480	No				0		-6323.38						No									No																				No			No
GCAT2020RPL2313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called in to confirm address on document is correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	213650.91	2.5	718.14	-2091.48	12/01/2019	11/01/2019	10/28/2019	10/31/2019		100	116.67	100	100	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/09/2009	11/05/2019	Yes	04/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD		718.14	2.5	09/01/2018	08/01/2058	480	No		Yes	Escrow Advances	0		-2091.48					Escrow Advances	No									No																				No			No
GCAT2020RPL2416	3	[3] Title Issue -: Liens not Perfected [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/11/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/12/2013 and there is no evidence of reaffirmation.  Another BK chapter 7, XX-XXXXX was filed on 12/06/10 and dismissed on account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A prior mortgage was noted on title on 01/03/2019. A request was submitted to file a title claim for a clear and marketable title for service transfer. No further indication. No further reference to the claim or issue evident.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 10/XX/19 reflects the subject property is located in FEMA disaster area for Hurricane XXXXXXXXXX. No damages were reported.	Yes	0	253206.93	2.75	884.52	1171.4	11/01/2019	10/01/2019	10/09/2019	10/31/2019		66.67	73.39	85.82	89.36	2	2	1	10	000000000000099999876543221100000000	No	No	N/A	N/A		No	No	Yes	01/07/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	UTD	No										No			No	No			Yes	Modification	11/01/2018	MOD	Yes	No	Yes	Modification	No		Modification effective 11/01/18.	Limited	Completed Plan	Non-HAMP					No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/01/2018	UTD	477962.83	884.52	2.75	11/01/2018	10/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL0597	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  On 09/30/2019, the Borrower's last contact was via an inbound call to dispute the payment. The Borrower stated the funds should have been applied towards the 10/2019 payments. the Borrower disconnected the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  On 09/30/2019, the Borrower's last contact was via an inbound call to dispute the payment. The Borrower stated the funds should have been applied towards the 10/2019 payments. the Borrower disconnected the call. there is no evidence of any research. Servicer contact attempts did not cease. Same dispute was made on 06/25/2019,stating the loan should be current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/24/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/26/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/06/2013.  Order Vacating Order to Show Cause dated 11/21/2013 signed on 12/19/2013.
Prior servicer error, modification approved by the Bankruptcy Court was not processed. Updated next due date and reduced UPB to 51,494.24 per revised amortizaiton schedule. As of 10/25/2018,the account is current due for 11/04/2018 and the Proof Of Claim is Paid in Full.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	49594.84	6.81793	421.55	0	10/04/2019	09/04/2019	09/27/2019	10/31/2019		66.67	100	88.89	85.73	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/02/2009	11/05/2019	Yes	09/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				Yes	Missing											No		Yes	Corporate Advances	15						08/06/2013	Corporate Advances	No									No																				No			No
GCAT2020RPL0671	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  The borrower was advised that the claim check and insurance estimate was received and the borrower was provided a time frame in which the check will be endorsed and released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/02/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/20/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Property had hail/wind damage on 05/21/2019. The claim check for $9802.61 was endorsed and released on 09/18/2019. The claim was closed on 09/18/2019 stating an inspection was not required. There was no evidence the repairs were completed.  The damage repair amount is estimated at $9,802.61.  Property repair is in process.  The property condition is poor.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster area due to wind storms 08/27/2019 - 11/25/2019.	Yes	0	109311.11	5.5	805	0	11/14/2019	10/14/2019	09/27/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	09/13/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0								No									No																				No			No
GCAT2020RPL1915	2	[2] Property is located in a FEMA disaster area. [2] Verbal Dispute - Servicer responded and appears issue is closed [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  On 06/25/2019, 3rd party authorized called to inquire about mortgage payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 06/17/2019, the authorized spouse disputed the amount of insurance owed to the provided.  The insurance coverage document received does not cover the interim dates and the interim remains valid per notes dated 06/18/2019.  On 06/25/2019, the third party again disputed the payment increase due to the lender placed insurance policy.  The insurance department explained that thee reason why the payment increased.  Customer was made aware of insurance policy increment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX per notes dated 10/XX/2019. No property damage was reported.	Yes	0	153565.89	4	511.89	316.48	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	111.11	100	8	6	2	0	000000001100000221100000003322221111	Yes	No	N/A	N/A		No	No	Yes	01/31/2009	11/05/2019	Yes	06/25/2019	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2017	UTD		512.91	4	09/01/2017	08/01/2057	480	No				0								No									No																				No			No
GCAT2020RPL2218	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/27/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	41503.81	1.5	119.43	752.13	04/01/2020	03/01/2020	10/03/2019	10/31/2019	Curtailment payment made 04/2019 due date did not advance, Loan was modified as of 07/2018.	133.33	116.67	135.04	142.95	0	1	1	19	000000000000000999999999876554329999	No	No	N/A	N/A		No	No	Yes	01/01/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	10/28/2019	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	Curtailment of Income		119.43	1.5	08/01/2018	07/01/2058	480	No		No		0						02/27/2018		No									No																				No			No
GCAT2020RPL1947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: modification complete- effective 10/01/17.	Yes	0	404294.63	4	1347.65	-1929.13	11/01/2019	10/01/2019	10/07/2019	10/31/2019		102.03	102.9	91.55	93.68	0	0	0	10	000000000000000000000000009999999999	No	No	N/A	N/A		No	No	Yes	05/01/2014	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2017	UTD		1370.48	4	10/01/2017	09/01/2057	480	Yes		Yes	Escrow Advances	0		-1929.13					Escrow Advances	No									No																				No			No
GCAT2020RPL2262	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/11/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/01/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/27/2018.  Two other Chapter 13 Bankruptcy cases: #XX-XXXXX, filed on 08/14/2015 and dismissed on 12/15/2015, and #XX-XXXXX filed on 04/08/2016 and dismissed on 07/20/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	101014.55	2.5	349.99	2959.42	02/11/2021	01/11/2021	09/13/2019	10/31/2019	The loan was modified on 08/09/2018. Verified the cash velocity for the month of 04/2019 as accurate due to principal curtailment.	66.67	83.33	124.34	118.26	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	05/02/2009	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/04/2019	Chapter 13	8/XX/2017	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/11/2018	UTD		349.99	2.5	08/11/2018	07/11/2058	480	No		No		0						02/27/2018		No									No																				No			No
GCAT2020RPL2287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called in and inquired about welcome package.  Advised it was mailed earlier in month.  Provided borrower total amount due.  Advised borrower will send out statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/24/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/21/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	330599.06	2.5	1113.41	4008.83	11/27/2019	10/27/2019	10/24/2019	10/31/2019		100	100	100	91.67	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	06/23/2009	11/05/2019	Yes	04/17/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/27/2018	UTD	337622.4	1113.41	2.5	08/27/2018	07/27/2058	480	No				0								No									No																				No			No
GCAT2020RPL2266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Borrower called to make a one time draft payment with an effective date of 10/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	89388.97	3.875	371.79	1785.27	11/14/2019	10/14/2019	10/16/2019	10/31/2019	Loan was modified on 07/27/2018; but the payment history does not reflect a change in due-date until subsequent month.	100	100	100	100	1	1	1	8	000000000000000998776543210000000000	No	No	N/A	N/A		No	No	Yes	06/06/2014	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/14/2018	UTD		371.79	3.875	08/14/2018	07/14/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2154	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  Borrower requested payoff figures and the next payment to be made was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 10/4/2019 to report water damage from 9/27/2019. On 10/22/2019 a denial letter was sent noted the damages were due to wear and tear. No further status updates had been provided.  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	116565.67	4	494.48	1076.52	11/28/2019	10/28/2019	10/10/2019	10/31/2019		100	100	100	100	9	2	1	0	000000000000000003212111111110000000	No	No	N/A	N/A		No	No	Yes	05/06/2009	11/08/2019	Yes	10/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/28/2018	UTD		494.48	4	06/28/2018	05/28/2058	480	No				0								No									No																				No			No
GCAT2020RPL2095	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/15/2014.  The filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 02/13/2019 reflects a prior mortgage on title recorded 08/14/1979.  A satisfaction or release is needed to resolve the issue.  There is no evidence of the release being received.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	61835.26	1	51.53	-1197.66	11/01/2019	10/01/2019	10/17/2019	10/31/2019		100	100	100	100.13	9	3	1	5	000000000000000004122111105444321111	No	No	N/A	N/A		No	No	Yes	09/24/2011	10/16/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD		52.36	1	05/01/2018	04/01/2058	480	Yes		Yes	Escrow Advances	0		-1197.66					Escrow Advances	No									No																				No			No
GCAT2020RPL2090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Per the comments on 03/14/2019, borrower authorized a phone payment and welcomed to RLMS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	118837.86	1	99.03	513.68	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	05/01/2009	11/05/2019	Yes	03/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/01/2018	UTD	187152.48	99.21	1	05/01/2018	04/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL2414	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  Borrower called on 10-30-19 wanted to know what is needed so that he can get his check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on 3/28/2019 note that the borrower spoke to the new servicer and indicated that the claim was filed over a year ago funds in the amount of $16,593.82 were transferred over from the prior servicer. Comments on 6/6/2019 note that the servicer provided the borrower required items such as a copy of the insurance estimate, inspection and all required documents in order to disburse the funds. On 6/19/2019, the servicer mentions that there are two bids, one in the amount of $13,500 and another in the amount of $4,200 but no details regarding the damage are provided. Comments on 10/30/2019 still confirm that the servicer is waiting for the required documentation to disburse the funds. On 10/31/2019 the servicer detailed that they need to received documents proving the contractor was paid in full, repairs were completed and insurance estimate or settlement agreement. No additional details have been provided and the servicer currently is still in possession of the funds. No evidence that repairs have been completed  The damage repair amount is estimated at $17,700.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	1161755.6	4	3872.52	15079.36	11/01/2019	10/01/2019	10/03/2019	10/31/2019		100	100	100	91.67	2	10	1	10	000000000000099999876543222222222211	No	No	N/A	N/A		No	No	Yes	02/23/2004	11/11/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/01/2018	UTD	1161865.37	3872.88	4	11/01/2018	10/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL1889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/15/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/22/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/07/2008.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	375810.78	4	1252.85	9734.19	01/01/2020	12/01/2019	10/31/2019	10/31/2019	1/2019 Applied to principal curtailment.	103.43	103.43	103.43	108.34	0	0	0	10	000000000000000000000000009999999999	No	No	N/A	N/A		No	No	Yes	11/03/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2017	UTD	655032.87	1267.73	4	08/01/2017	07/01/2057	480	Yes		No		0						07/07/2008		No									No																				No			No
GCAT2020RPL0734	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  Borrower called to make payment in the amount of $1049.02.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/22/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit history. Servicer researched account and determined borrower is liable for account as there is no assumption documents. Issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/23/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/07/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/27/2013.  Concurrent Chapter 7 bankruptcy #XX-XXXXX filed 07/13/2015 and discharged 01/13/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	82252.17	6.75	668.2	3462.44	11/01/2019	10/01/2019	10/08/2019	10/31/2019		100	83.33	100.02	91.68	3	2	2	15	000000000000001112233444556666789988	No	No	N/A	N/A		No	No	Yes	02/04/2008	11/05/2019	Yes	12/10/2018	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							No	No	N/A				No														No		0						09/27/2013		No									No																				No			No
GCAT2020RPL2417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/10/2018.  The proof of claim was filed 03/01/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	363129.68	3	1325.15	1183.83	11/01/2019	10/01/2019	10/14/2019	10/31/2019	The loan was modified on 09/28/2018	100	100	100	104.98	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	11/20/2012	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	10/01/2018	UTD		1325.15	3	11/01/2018	10/01/2058	480	Yes		No		0						03/01/2018		No									No																				No			No
GCAT2020RPL1832	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower called in to make a payment of $1,15.23 with the agent. The confirmation number was provided once the payment was added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/20/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/18/2017.  A prior chapter 13 case# XX-XXXXX filed on 12/3/2012 was dismissed on 3/8/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification completed - effective 06/01/2017.	Yes	Bankruptcy	132700.35	5.5	696.81	1055.42	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	3	1	0	8	000000000000000121100000000099999999	No	No	N/A	N/A		No	No	Yes	01/05/2012	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	08/08/2019	Chapter 13	9/XX/2016	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	05/01/2017	UTD	197397.65	696.81	5.5	06/01/2017	05/01/2057	480	No				0						01/18/2017		No									No																				No			No
GCAT2020RPL0990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called in to make a payment and was advised of total amount due and next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/25/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/15/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/20/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	45654.37	5.25	325.42	1484.53	11/01/2019	10/01/2019	09/30/2019	10/31/2019		100.1	83.52	103.03	102.27	2	4	2	2	000000000000000102232543210000000000	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	03/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No						03/01/2013			No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/22/2010	UTD	58931.38	325.42	5.25	03/01/2011	02/01/2041	360	No				0						03/20/2014		No									No																				No			No
GCAT2020RPL2245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called requesting help with paying on the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mod effective 8/1/2018, forbearance amount $158,364.12, PRA.	Yes	0	362763.83	3	1370.27	-484.9	11/01/2019	10/01/2019	10/03/2019	10/31/2019	8/2018 Modified	100	100	100	91.67	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/01/2010	11/06/2019	Yes	05/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		1370.27	3	08/01/2018	07/01/2058	480	Yes		Yes	Escrow Advances	0		-484.9					Escrow Advances	No									No																				No			No
GCAT2020RPL0715	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called in with questions about the credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/24/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/10/2015.  The proof of claim was filed 03/05/2010.  A motion for relief was filed 04/05/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  02/28/2019 Prior lien resolution cannot be determined. Reprojection was denied 2/28/2019. Loan was released to a new servicer 3/1/2019. New servicer has not commented on title issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	48099	5	200.41	891.8	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	6	3	1	5	000000000000000022111111000002476543	No	No	N/A	N/A		No	No	Yes	01/02/2008	11/11/2019	Yes	07/02/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		No						06/01/2010	08/01/2010		No								No							Yes	Yes	N/A	04/12/2011			Yes												No				2585.48						03/05/2010		No									No																				No			No
GCAT2020RPL0336	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/03/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/28/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 10/08/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in area declared a FEMA disaster due to Severe Storms and Flooding (XX-XXXX) on 09/19/2019. There is no evidence of property damage.	Yes	0	78552.69	8.625	775.11	619.77	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	83.25	88.66	91.31	6	13	0	0	000000000000000022222222222221111011	No	No	N/A	N/A		No	No	Yes	01/28/2008	11/05/2019	Yes	04/29/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No														No		0						10/08/2014		No									No																				No			No
GCAT2020RPL2239	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  Borrower contact with drafting one payment for 06/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (wildfires 11/2018); no damage reported.	Yes	0	207067.96	2.5	697.24	5268.51	11/01/2019	10/01/2019	10/15/2019	10/31/2019	The loan modified on 06/28/2018.	100	87.4	87.4	90.55	2	1	1	13	000000000000000009999999987654321001	No	No	N/A	N/A		No	No	Yes	10/17/2006	11/05/2019	Yes	06/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/14/2018	UTD	211427.25	697.24	2.5	08/01/2018	07/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL2403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower called into make a payment in the amount of 3500.00 with 950.54 to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	358309.67	2.5	1227.24	-2809.15	11/09/2019	10/09/2019	10/15/2019	10/31/2019		177.45	172.07	163.09	149.02	1	1	1	18	000000000000099999998765432100999999	No	No	N/A	N/A		No	No	Yes	10/02/2009	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/09/2018	UTD		1227.24	2.5	10/09/2018	09/09/2058	480	Yes				0		-2809.15						No									No																				No			No
GCAT2020RPL2162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	55844.71	1.375	63.99	-151.86	12/01/2019	11/01/2019	10/11/2019	10/31/2019		106.26	109.39	109.44	108.35	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	10/05/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	Curtailment of Income		64.21	1.375	07/01/2018	06/01/2058	480	Yes				0		-151.86						No									No																				No			No
GCAT2020RPL0212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/10/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/11/2018 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	81537.23	9.277	1273.46	-4148.17	11/10/2019	10/10/2019	10/10/2019	10/31/2019		100	100	100.26	108.34	0	14	3	4	000000000000000222232222222223244435	No	No	N/A	N/A		No	No	Yes	01/12/2009	12/02/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes		Yes	Escrow Advances	0		-4148.17					Escrow Advances	No									No																				No			No
GCAT2020RPL2226	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  An authorized third party called on 5/23/2019 regarding a hazard insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A non-monitored insurance claim was filed for water damage sustained on 11/30/2018 per notes dated 01/09/2019.  A recovery check for $7,335.41 was endorsed and released on 01/11/2019.  Another non-monitored insurance claim for water damage sustained on 12/01/2018 was filed.  A recovery check for $1,109.57 was endorsed and released on 02/01/2019.  No evidence of the completion of any repairs was cited.  The damage repair amount is estimated at $8,444.98.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	91101.67	3.25	345.26	1290.26	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	83.33	88.89	91.67	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/13/2009	11/05/2019	Yes	05/23/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		345.26	3.25	08/01/2018	07/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL2315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called and wanted to know why payment went up.  Advised borrower that modification agreement shows that escrow payment collected before was $459.79 and may have gone up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/05/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/07/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	528209.01	2.625	1815.32	-13144.13	11/01/2019	10/01/2019	10/07/2019	10/31/2019	The loan was modified on 08/06/2018	100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/01/2009	11/06/2019	Yes	06/06/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	539127.26	1815.32	2.625	09/01/2018	08/01/2058	480	No		Yes	Corporate and Escrow Advances	118.5		-13144.13					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0225	2	[2] Verbal Dispute - Servicer responded and appears issue is closed [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Outbound call to request payment, borrower declined, stated would make it the following month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/08/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment date stating that July should already be paid and the agent advised that the payment made on 07/15/2019 applied to June. The agent reviewed the account and determined that loan was due for February when the loan was service transferred and the February payment was not forwarded. The agent advised borrower to contact the proper servicer and advised would be much faster in contacting them then submitting a research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/29/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 03/06/2014.  A motion for relief was filed 03/19/2015.  Motion for relief was filed 03/19/2015. However, agreed order was entered into and confirmed on 05/15/2015. Comment dated 08/02/2018 reflects bankruptcy case was closed. Prior bankruptcy was filed 09/16/2009 and was dismissed 10/28/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 11/05/2018 referenced a non-monitored claim was filed for damages caused by Hurricane XXXXXXXXXX on 10/10/2018. Funds in the amount of $3,269.68 were endorsed and released to the borrower on 11/07/2018. There was no evidence the repairs were completed.  The damage repair amount is estimated at $3,269.68.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 11/XX/2018 reflects property is located in FEMA disaster area due to Hurricane XXXXXXXXXX XX-XXXX.	Yes	0	38468.32	7	319.7	0	10/16/2019	09/16/2019	10/14/2019	10/31/2019		103.22	101.66	102.18	100.9	0	0	0	19	000000000000000009999998999999999998	No	No	N/A	N/A		No	No	Yes	10/12/2009	11/06/2019	Yes	10/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	No	N/A	No	No			No																		No									No								No							Yes	No	N/A				Yes	Missing											No		No		0						03/06/2014		No									No																				No			No
GCAT2020RPL0013	3	[3] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The customer called in to discuss claim check will need to be endorsed and released and clarified the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage that occurred on 05/21/2019. The customer filed a claim and received claim funds in the amount of $954.16. The claim was endorse and released as of 08/29/2019. There is no evidence of a final inspection or repairs 100% completed. No further details were provided in commentary.  The damage repair amount is estimated at $954.16.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	6273.27	6.5	343.91	0	11/15/2019	10/15/2019	10/11/2019	10/31/2019		100	83.33	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	03/20/2009	11/05/2019	Yes	08/17/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/18/2016	UTD	17912.48	343.91	6.5	10/15/2016	06/15/2021	57	Yes		No		0								No									No																				No			No
GCAT2020RPL2130	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2019.  Borrower stated was confused about the insurance claim process and concerned about the entire process. Borrower stated the property sustained extensive exterior and interior damage due to the storms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/04/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/08/2015.  The proof of claim was filed 09/10/2015.  A previous Chapter 7 filed on 09/08/2005 and discharged on 02/04/2006
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim funds in the amount of $8,274.63 were received for wind and hail damage to the property on 07/20/2019. The borrower stated that all the nails have loosened and the roof is starting to slide off, there are shingles missing, the siding is damaged, all of the screens have holes in them from the hail and there is flooding in the basement. The funds were endorsed and released on 09/09/2019. On 09/14/2019, the borrower advised that additional funds are expected in the amount of $3,000.00. There is no evidence of completed repairs.  The damage repair amount is estimated at $8,274.63.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by severe storms, tornadoes, straight-line winds, and flooding (XX-XXXX) as noted on 09/09/2019.	Yes	0	105728.85	2	176.21	1604.64	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	12	4	3	0	000000000000000003322213211111111111	No	No	N/A	N/A		No	No	Yes	03/03/2008	11/06/2019	Yes	09/14/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	12/08/2015			Yes	Complete	1	Non-HAMP	05/01/2018	UTD	157124.62	176.6	2	06/01/2018	05/01/2058	480	Yes				0						09/10/2015		No									No																				No			No
GCAT2020RPL2265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower called in to make sure their next payment was scheduled successfully through auto-draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	56334.53	1.5	160.05	231.04	11/14/2019	10/14/2019	10/14/2019	10/31/2019		106.92	106.92	105.46	95.76	4	2	1	12	000000000000000999998765432211110099	No	No	N/A	N/A		No	No	Yes	11/02/2010	11/05/2019	Yes	04/01/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/14/2018	UTD	57743.17	160.05	1.5	08/14/2018	07/14/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL1798	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  The borrower called to verify account status and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (storms 06/2019); no damage reported.	Yes	0	123802.17	6	696.07	-1440.61	11/12/2019	10/12/2019	10/31/2019	10/31/2019		100	100	111.11	108.33	2	2	2	13	000000000000009999998766543210004321	No	No	N/A	N/A		No	No	Yes	05/07/2010	11/05/2019	Yes	10/08/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/12/2018	UTD		697.23	6	08/12/2018	11/12/2056	460	Yes		Yes	Escrow Advances	0	Yes	-1440.61					Escrow Advances	No									No																				No			No
GCAT2020RPL2110	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called in to request the monthly statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/09/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/16/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2019. There is no evidence of damage to the property.	Yes	Bankruptcy	68580.44	4.375	307.47	-11.53	12/01/2019	11/01/2019	10/30/2019	10/31/2019	The loan was modified on 07/25/2018.	133.33	116.67	88.89	91.67	0	1	0	20	000000000000000256776668766789899999	No	No	N/A	N/A		No	No	Yes	07/26/2007	11/05/2019	Yes	06/27/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	08/28/2015	Chapter 13	1/XX/2014	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	03/13/2018	UTD		307.47	4.375	05/01/2018	04/01/2058	480	No		Yes	Corporate and Escrow Advances	3.5		-11.53				09/16/2015	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2396	2	[2] Property is located in a FEMA disaster area. [2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The servicer contacted the borrower who advised would be making a payment that day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit bureau payment information. The servicer updated the following events: current foreclosure details completed on 3/15/2019, BK PACER closing case # XX-XXXXX, Credit reporting dispute #XXXXXXXXXX. As of 06/18/2019 the dispute is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/22/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/18/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by FEMA disaster due to Arizona storms with a start date of 06/08/2019. No damage was noted.	Yes	0	280794.59	5	1365.91	-2484.75	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	111.11	91.67	2	0	0	22	000000001100007666656888999999999999	Yes	No	N/A	N/A		No	No	Yes	08/24/2018	11/05/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD		1365.91	5	10/01/2018	09/01/2058	480	No		Yes	Escrow Advances	0		-2484.75					Escrow Advances	No									No																				No			No
GCAT2020RPL2126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Spoke to borrower who gave verbal auth for spouse to speak to servicer for 48 hrs. Will make payment next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Previous modifications completed (effective 07/01/13 & 08/01/16).	Yes	0	506890.34	2.625	1742.33	-2842.93	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	100	100	12	3	1	2	000000000000000005432221111111111110	No	No	N/A	N/A		No	No	Yes	08/12/2013	11/05/2019	Yes	04/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD		1742.33	2.625	06/01/2018	05/01/2058	480	No				0		-2842.93						No									No																				No			No
GCAT2020RPL2222	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower called in regarding  escrow shortage and new payment amount effective date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/29/2019; no evidence of damages.	Yes	0	216192.54	2.5	726.67	1880.82	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	83.33	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	04/08/2013	11/05/2019	Yes	04/05/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/14/2018	UTD		726.67	2.5	08/01/2018	07/01/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL2230	2	[2] Current Bankruptcy - no relief granted	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  3/13/2019 customer call and wanted to make sure the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/23/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/28/2015.  A motion for relief was filed 12/07/2016.  An agreed order was entered on 03/06/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	173326.99	3	633.05	1405.86	02/01/2020	01/01/2020	09/30/2019	10/31/2019		100	83.33	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	02/17/2012	11/07/2019	Yes	03/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	09/09/2019	Chapter 13	8/XX/2015	XX-XXXXX			No	No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		633.05	3	08/01/2018	07/01/2058	480	No		Yes	Corporate Advances	3.5						12/28/2015	Corporate Advances	No									No																				No			No
GCAT2020RPL1497	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 10/29/19 state FEMA Disaster due to Hurricane XXXXXXXXXX. Start date was 10/XX/19. Expiration date 1/XX/20.	Yes	0	99034.58	4	443.53	369.72	11/01/2019	10/01/2019	10/15/2019	10/31/2019		104.74	92.96	108.92	106.69	1	1	1	0	000000000000000000000032100000000000	No	No	N/A	N/A		No	No	Yes	04/18/2013	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	01/01/2014	UTD	151604.24	443.53	4	01/01/2014	12/01/2053	480	Yes	09/20/2017	No		0								No									No																				No			No
GCAT2020RPL2333	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower called in and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments dated 09/26/2018, the borrower had an insurance claim with a loss date of 03/21/2018 that the funds of $20,113.34 were endorsed and released as the claim was closed with a 100% completion inspection received. No indication of further property damage notated.	Yes	0	226099.53	2.5	759.64	-3088.51	11/01/2019	10/01/2019	10/04/2019	10/31/2019		66.67	83.49	90.49	93.96	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/13/2013	11/05/2019	Yes	09/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	230347.3	759.64	2.5	09/01/2018	08/01/2058	480	Yes				0		-3088.51						No									No																				No			No
GCAT2020RPL0440	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The executor of the estate called to discuss insurance on the property from the prior servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/07/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/09/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/01/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/03/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A legal description error and a prior mortgage noted on title.  On 2/28/2019 comment state a subordination agreement would be completed as part of the final judgement. The foreclosure was stopped with no evidence this was completed.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comment on 11/1/2018 reflect roof damage due to Hurricane XXXXXXXXXX on 10/XX/2018. No evidence a claim was filed. No further contact or status on the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX on 10/XX/2018. Damage reported. Deceased borrower; Heirs assumed the property.	Yes	0	60231.9	6.375	498.32	3973.94	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	83.33	88.89	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	04/18/2013	11/05/2019	Yes	08/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	Yes	Yes	Acknowledged - Indemnification not signed	No										No			No	No			No																		No									No								No							No	No	N/A				No														Yes	Corporate Advances	332.5	UTD					03/03/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL2143	2	[2] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Property is located in a FEMA disaster area. [2] Subject May Not Be 1st Lien - Title company has acknowledged but has not signed letter of indemnification	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a prior lien reporting on title per comments on 02/22/2019. A title claim was filed on 02/28/2019 and the Title Company has sent an Acknowledgment Letter with the claim number. There is no evidence of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX noted on 10/XX/2019. No damages were reported.	Yes	0	163650.29	7.145	1042.98	1811.25	11/05/2019	10/05/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	03/20/2006	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Acknowledged - Indemnification not signed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/05/2018	UTD	165031.72	1042.98	7.145	06/05/2018	05/05/2058	480	No		Yes	Corporate Advances	118.5							Corporate Advances	No									No																				No			No
GCAT2020RPL2114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower had a payment adjustment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	144583.78	2.5	486.5	-898.8	11/07/2019	10/07/2019	10/07/2019	10/31/2019		100	104.68	92.01	94.01	2	5	6	4	000000000000000074332223322310005431	No	No	N/A	N/A		No	No	Yes	10/28/2004	11/05/2019	Yes	07/09/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/07/2018	UTD		486.5	2.5	05/07/2018	04/07/2058	480	Yes		Yes	Escrow Advances	0	Yes	-898.8					Escrow Advances	No									No																				No			No
GCAT2020RPL2200	3	[3] Title Issue -: Vesting [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower made a promise to pay through online bill pay by 4/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/13/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/09/2010 and there is no evidence of reaffirmation.  A prior bankruptcy case discharged on 02/11/2002.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Co-borrower was awarded the property through divorce. Quit claim deed sent to other party to complete.  Quit claim deed sent to borrower to complete.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (storms 06/2019); no damage reported.	Yes	0	86492.9	2	144.15	-1231.97	11/28/2019	10/28/2019	10/31/2019	10/31/2019		100	100	107.73	109.05	4	4	1	11	000000000000000099999987654321212121	No	No	N/A	N/A		No	No	Yes	11/01/2018	11/05/2019	Yes	04/29/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/28/2018	Curtailment of Income	86855.97	144.76	2	07/28/2018	06/28/2058	480	Yes		Yes	Escrow Advances	0	Yes	-1231.97					Escrow Advances	No									No																				No			No
GCAT2020RPL0123	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure on 06/06/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/07/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	50577.45	5.25	654.65	-2044.07	10/28/2019	09/28/2019	10/11/2019	10/31/2019		66.67	66.67	79.48	95.36	2	1	0	18	000000000000000112655455555776878999	No	No	N/A	N/A		No	No	Yes	12/11/1999	11/08/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	03/08/2019	Chapter 13	9/XX/2016	XX-XXXXX			No	No	On Hold	05/20/2019			Yes			Yes	Bankruptcy Filing	06/06/2016					No	No	N/A				Yes	Incomplete	1	Non-HAMP	02/20/2006	UTD	105559.73	654.65	5.25				Yes		Yes	Corporate and Escrow Advances	1098.73	Yes	-2044.07					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called to make a payment, also states did not receive ACH form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/05/2004.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/06/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	49221.07	4	208.23	1680.66	11/21/2019	10/21/2019	10/21/2019	10/31/2019		100	100	100	100	3	2	2	10	000000000000009999876543210043210100	No	No	N/A	N/A		No	No	Yes	06/22/2000	11/05/2019	Yes	04/15/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/21/2018	UTD	49824.12	208.23	4	09/21/2018	08/21/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL0048	2	[2] Loan is in Bankruptcy [2] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure on 10/12/2013.  Service was completed 11/18/2013.  Judgment was entered 02/18/2014.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/12/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower date of death was not located in comments.	Yes	Bankruptcy	33310.35	8.78	823.63	-3153.77	12/14/2019	11/14/2019	09/24/2019	10/31/2019		66.67	100	77.78	91.89	0	2	2	5	000000000000000000000000000223346556	No	No	N/A	N/A		No	No	Yes	11/01/2002	11/05/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	03/08/2019	Chapter 13	5/XX/2014	XX-XXXXX			No	No	On Hold	09/12/2019			Yes			Yes	Bankruptcy Filing	10/12/2013					No	No	N/A				Yes	Missing											No		Yes	Corporate and Escrow Advances	344.82		-3153.77					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1167	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  The borrower made a payment in the amount of $1,146.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  the homeowner reported 2 claims for the following: 1) wind and hail damage to the roof on 04/05/2019; and 2) lightening damage to the air conditioning unit on 10/08/2019. The details of the damage and status of the repairs were not evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	123693.15	8	947.82	1455.44	12/01/2019	11/01/2019	10/31/2019	10/31/2019		133.33	116.67	122.22	91.67	2	0	0	19	000000001100000009999999999999999999	Yes	No	N/A	N/A		No	No	Yes	12/15/2015	11/05/2019	Yes	09/03/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	02/01/2019	No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD		947.82	8	07/01/2018	02/01/2046	332	Yes				0								No									No																				No			No
GCAT2020RPL0305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	64109.11	7	614.52	229.06	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	99.49	91.03	0	0	0	20	000000000000000088888999999999999999	No	No	N/A	N/A		No	No	Yes	04/08/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																1215.25								No									No																				No			No
GCAT2020RPL1474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	124776.75	4.39	607.04	330.56	11/01/2019	10/01/2019	10/21/2019	10/31/2019		100	100	100	98.91	8	4	3	5	000000000000000111111123107654433222	No	No	N/A	N/A		No	No	Yes	07/03/2009	11/02/2019	Yes	07/13/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Incomplete	1	Non-HAMP	12/01/2013	Unemployment	138085.16		3.884	01/01/2014	12/01/2053	480	No				7293								No									No																				No			No
GCAT2020RPL2202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  The borrower made a one time draft payment in the amount of $1137.35
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	123572.07	8	864.73	-701.88	10/28/2019	09/28/2019	09/25/2019	10/31/2019		100	83.33	88.89	91.67	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	09/26/2006	11/07/2019	Yes	09/25/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/28/2018	UTD		864.73	8	07/28/2018	06/28/2058	480	Yes		Yes	Escrow Advances	0	Yes	-701.88					Escrow Advances	No									No																				No			No
GCAT2020RPL2247	2	[2] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  The borrower called in regards to a payment; borrower declined to be transferred and requested a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A prior chapter 13 bankruptcy was dismissed 02/26/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A cease and desist was placed prior to the review period for the life of the loan.	Yes	0	268769.66	2.5	905.28	3826.84	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100.25	129.53	108.57	106.43	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/08/2008	11/07/2019	Yes	09/04/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	11/27/2017			Yes	Complete	1	Non-HAMP	07/01/2018	UTD	469607.62	905.28	2.5	08/01/2018	07/01/2058	480	Yes		No		0	N/A							No									No																				No			No
GCAT2020RPL2381	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated a loan modification was completed prior to the review period.	Yes	0	37384.85	2.5	125.9	-236.35	11/01/2019	10/01/2019	10/07/2019	10/31/2019	The loan was modified on 08/31/2018	100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	05/04/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD		125.9	2.5	10/01/2018	09/01/2058	480	No		Yes	Escrow Advances	0		-236.35					Escrow Advances	No									No																				No			No
GCAT2020RPL1136	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The file contains the defective legal description concerning metes and bounds from the 2003 deed chain. The Title claim letter was submitted on 6/11/18.  XXXXXXXXXX hired their own attorney to resolve the matter which is under review.  The title issues were resolved as of 02/27/2019.  The title company hired legal counsel. Pending resolution. The file was transferred to a new servicer on 3/01/2019 named XXXXXXXXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	221758.01	4	1168.67	-1212.88	11/15/2019	10/15/2019	10/30/2019	10/31/2019		100	100	111.11	91.67	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	07/30/2015	10/30/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	In Review	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	04/15/2018	UTD		1168.67	4	05/15/2018	12/15/2044	320	Yes		Yes	Escrow Advances	0	Yes	-1212.88					Escrow Advances	No									No																				No			No
GCAT2020RPL2233	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/19/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/20/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	247257.72	2.5	830.76	-2893.18	11/01/2019	10/01/2019	10/21/2019	10/31/2019		100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/09/2016	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan	10/04/2019	Chapter 13	9/XX/2017	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/22/2018	UTD		830.76	2.5	08/01/2018	07/01/2058	480	No				44.75		-2893.18				06/20/2018		No									No																				No			No
GCAT2020RPL2111	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called in advised having roof replaced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind hail damage that occurred on 07/30/2019. The claim amount was noted as $8120.63 and funds were received in the amount of $4488.57 after depreciation and deductible.The funds were endorse and released to the borrower on 08/16/2019 and the claim was closed.  Additional funds in the amount of $1740.20 were endorse and released on 09/07/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $8,291.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	117558.04	4	499.14	0	11/01/2019	10/01/2019	10/04/2019	10/31/2019		33.33	66.67	100	100	1	1	0	19	000000000000000219999999999999999999	No	No	N/A	N/A		No	No	Yes	09/18/2009	11/05/2019	Yes	08/07/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	05/01/2018	UTD	189717.72	499.14	4	05/01/2018	04/01/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL2242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  On 06/14/2019, the borrower called to inquire about mortgage payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	251110.43	2.5	844.84	1973.73	12/01/2019	11/01/2019	10/31/2019	10/31/2019		133.33	117.03	111.35	108.52	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	01/18/2012	11/05/2019	Yes	06/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		844.84	2.5	08/01/2018	07/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL1408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/05/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/22/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/26/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	157434.8	4.625	783.43	-689.36	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	11/21/2012	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2012	UTD	244562.99	783.43	4.625	09/01/2012	08/01/2052	480	No				0		-689.36				08/26/2013		No									No																				No			No
GCAT2020RPL0645	2	[2] Current Bankruptcy - no relief granted	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/23/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019.  The borrower called on 9/23/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure on 12/16/2015.  The first legal was completed 02/15/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.  The foreclosure is on hold due to bankruptcy.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/03/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/21/2016.  A motion for relief was filed 02/24/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	118207.02	4.25	856.69	-1802.64	01/23/2020	12/23/2019	10/15/2019	10/31/2019		66.67	66.67	68.38	99.99	0	1	4	13	000000000000000400023333445566999999	No	No	N/A	N/A		No	No	Yes	01/28/2011	11/05/2019	Yes	09/23/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/24/2019	Chapter 13	3/XX/2016	XX-XXXXX			No	No	On Hold	10/24/2019	###############		Yes			Yes	Bankruptcy Filing	12/16/2015					Yes	No	N/A				Yes	Missing											No		Yes	Corporate and Escrow Advances	3108.64	Yes	-1802.64				07/21/2016	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0108	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/29/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/25/2016.  The certificate of plan completion and the request for discharge was filed by the debtor on 09/17/2019 per notes dated 09/23/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	94766.41	10.38	1417.47	0	12/09/2019	11/09/2019	09/27/2019	10/31/2019		100	100	92.11	108.79	3	1	2	15	000000000000000111233444566777899999	No	No	N/A	N/A		No	No	Yes	02/08/2011	11/05/2019	Yes	09/27/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	09/24/2019	Chapter 13	1/XX/2016	XX-XXXXX			No	No								No							No	No	N/A				Yes												Yes	12/30/2010	Yes	Corporate Advances	76.1	UTD					05/25/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL2019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The customer inquired about their online account access.  They also made a payment of $470.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	99739.39	1	265.06	1186.32	12/16/2019	11/16/2019	10/09/2019	10/31/2019	The loan was modified on 11/21/2017	141.5	104.08	104	112.79	2	2	1	7	000000000000000000000000998765432121	No	No	N/A	N/A		No	No	Yes	05/16/2007	11/05/2019	Yes	05/10/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/16/2017	UTD	124219.53	265.06	1	12/16/2017	11/16/2057	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2365	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower called in to update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Per notation on 1/24/2019, title cannot be reformed because loan is in good standing. Legal Description error has been resolved by recording of Corrective Warranty Deed. A letter was sent to the borrowers 1/31/2019 requesting them to sign a loan modification correcting legal description on mortgage. No update on title issue before loan was released to new servicer 3/1/2019.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	281535.48	6.69	1696.76	6008.07	11/22/2019	10/22/2019	10/23/2019	10/31/2019		100	100	100	100	0	0	0	22	000000000000009999999999999999999987	No	No	N/A	N/A		No	No	Yes	11/01/2005	11/05/2019	Yes	03/20/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Acknowledged - Indemnification not signed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/22/2018	UTD		1696.76	6.69	09/22/2018	08/22/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL2293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower advised that he would go online and make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	203718.92	5.98	1127.09	-322.94	10/28/2019	09/28/2019	10/28/2019	10/31/2019		100	100	100	100.16	5	3	3	10	000000000000009877776543343211121102	No	No	N/A	N/A		No	No	Yes	05/01/2004	11/05/2019	Yes	08/07/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/29/2018	UTD	205365.76	1127.09	5.98	08/29/2018	07/29/2058	480	No		Yes	Escrow Advances	0	Yes	-322.94					Escrow Advances	No									No																				No			No
GCAT2020RPL0405	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  The last contact was made on 9/27/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/11/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 02/23/2015.  A motion for relief was filed 06/02/2017.  Agreed Order Entered 07/27/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	117686.95	9.54	1244.95	-2366.9	11/20/2019	10/20/2019	10/31/2019	10/31/2019		133.33	100	88.89	108.33	4	3	0	14	000000000000000111122244456766776665	No	No	N/A	N/A		No	No	Yes	09/01/2005	11/05/2019	Yes	09/27/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Agreed Ordered		Chapter 13	11/XX/2014	XX-XXXXX			No	No								No							Yes	No	N/A				Yes												Yes	08/01/2012			6523.34		-2366.9				02/23/2015		No									No																				No			No
GCAT2020RPL2342	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower contact consisted of welcome call from new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area per notes dated 11/08/2018. No property damage was reported.	Yes	0	195377.48	2.5	657.21	-2595.31	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/04/2008	11/10/2019	Yes	03/13/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	Curtailment of Income	335349.65	657.21	2.5	09/01/2018	08/01/2058	480	Yes				0		-2595.31						No									No																				No			No
GCAT2020RPL2351	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called on 6/3/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/10/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/01/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	239006.9	2	738	-1423.48	11/01/2019	10/01/2019	10/04/2019	10/31/2019		100	100	100	100	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	12/10/2008	11/05/2019	Yes	06/03/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	08/02/2019	Chapter 13	7/XX/2017	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	367274.77	738	2	09/01/2018	08/01/2058	480	No		Yes	Corporate and Escrow Advances	17.6	Yes	-1423.48				11/01/2017	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0771	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/20/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/18/2016.  The proof of claim was filed 04/04/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster area due to Hurricane XXXXXXXXXX noted on 10XX9/2019 from 10/XX/2019 to 01/XX/2020, no damage noted.	Yes	0	160846.65	6.375	1241.74	1434.5	12/01/2019	11/01/2019	10/08/2019	10/31/2019	The loan was modified on 06/11/2018	68.94	84.47	89.65	100.86	4	0	0	10	000000000000000001110000109999999999	No	No	N/A	N/A		No	No	Yes	10/20/2009	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD		1241.74	6.375	07/01/2018	06/01/2038	240	Yes		No		0						04/04/2016		No									No																				No			No
GCAT2020RPL2220	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower advised a payment would be made via electronic funds transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (storms 06/2019); no damage reported.	Yes	0	200826.37	3.625	809.37	3075	11/01/2019	10/01/2019	10/07/2019	10/31/2019		102.28	101.14	100.76	92.24	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	04/15/2015	11/05/2019	Yes	08/05/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/28/2018	UTD		809.37	3.625	08/01/2018	07/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL2303	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	557759.1	2.5	1877.74	-2872.51	11/01/2019	10/01/2019	10/09/2019	10/31/2019	The loan was modified on 08/31/2018	100	100	100	91.67	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	09/04/2014	11/05/2019	No		No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD	569395.61	1877.74	2.5	09/01/2018	08/01/2058	480	No		Yes	Escrow Advances	0		-2872.51					Escrow Advances	No									No																				No			No
GCAT2020RPL2160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower requested a copy of the billing statement from 03/2019 to 08/2019 be sent to a post office box.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	151287.43	3	556.98	-35.31	11/01/2019	10/01/2019	10/07/2019	10/31/2019	The loan was modified on 08/13/2018	100	86.1	90.99	93.4	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	10/07/2016	11/07/2019	Yes	08/05/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	155588.11	556.98	3	07/01/2018	06/01/2058	480	Yes		Yes	Escrow Advances	0		-35.31					Escrow Advances	No									No																				No			No
GCAT2020RPL2174	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  The customer called in regarding payment increase on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind and hail damages reported  09/09/2017 from hurricane. Claim funds cashed 08/01/2018 in the amount of $98,365.22, but servicer stated that it does not appear that servicer endorsed the check. Research is being conducted to determine if servicer actually endorsed the check. No evidence repairs are completed.  The damage repair amount is estimated at $98,365.22.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages noted.	Yes	0	322813.26	2.5	1092.6	4388.89	11/01/2019	10/01/2019	10/15/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	11/06/2014	11/08/2019	Yes	06/12/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/01/2018	UTD	331313.31	1092.6	2.5	07/01/2018	06/01/2058	480	No				0								No									No																				No			No
GCAT2020RPL2231	3	[3] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called into make a payment and update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per comments 03/18/2019 the borrower advised they have an insurance claim check in their name and the prior servicers name and they are trying to get the roofers paid.  The same day a roofing company called stating they were the contractor and need to get the claim paid. The details of the damage, date of loss and status of claim/repairs are not evident.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	186257.84	2.5	626.35	230.19	11/01/2019	10/01/2019	10/07/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	08/10/2010	11/06/2019	Yes	03/27/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		626.35	2.5	08/01/2018	07/01/2058	480	Yes				0								No									No																				No			No
GCAT2020RPL0050	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower received a SPOC letter and wanted to know what it was.  They also requested billing statements.  They were told they needed to speak to the bankruptcy department and the borrower said they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 08/22/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.  Foreclosure remains on hold; no indication closed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/31/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/21/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	72833.57	7.75	1350.2	2265.26	11/23/2019	10/23/2019	10/24/2019	10/31/2019		100	116.5	100.53	103.29	2	0	11	6	000000000000000001133333334443333555	No	No	UTD	UTD		No	No	Yes	05/15/2012	11/05/2019	Yes	05/30/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	01/11/2019	Chapter 13	8/XX/2016	XX-XXXXX			No	No	On Hold				Yes			Yes	Bankruptcy Filing	08/22/2016					No	No	N/A				No														Yes	Corporate Advances	25	Yes					10/21/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL2119	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Per comments on 07/09/2019, borrower authorized a one time draft over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The details of the bankruptcy were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by FEMA disaster on 08/20/2018 for storms and tornadoes. FEMA closed on 11/21/2018. No damage was noted.	Yes	0	407931.1	2	1265.21	-2194.7	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	100	100	100	0	0	0	19	000000000000000009999999999999999999	No	No	N/A	N/A		No	No	Yes	01/03/2011	11/05/2019	Yes	07/09/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	04/27/2018	UTD		1265.21	2	06/01/2018	05/01/2058	480	Yes				0		-2194.7						No									No																				No			No
GCAT2020RPL0795	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/17/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  12/10/2018 Title issue prior mortgage. 02/21/2019 Insurance was not purchased so a title claim cannot be filed. Release cannot be obtained a quiet title action has been filed. No evidence issue is resolved.  Quiet title action has been filed.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	51990.59	7.586	433.49	221.34	11/17/2019	10/17/2019	10/30/2019	10/31/2019		100	84.12	89.42	92.06	4	7	2	8	000000000000008777765433212212222101	No	No	N/A	N/A		No	No	Yes	11/19/2008	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/17/2018	UTD	53460.44	433.49	7.586	09/17/2018	08/17/2038	240	Yes		Yes	Corporate Advances	429	Yes						Corporate Advances	No									No																				No			No
GCAT2020RPL2423	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The borrower made a one time draft payment in the amount of $2292.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/14/2011.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/27/2011 and there is no evidence of reaffirmation.  The case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Legal Metes and Bounds off by two degrees would constitute a title claim.  The title claim resulted in the issuance of an indemnification and the title issue was reported resolved on 01/16/2019.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	331072.65	4.87	1593.12	1515.35	11/01/2019	10/01/2019	10/16/2019	10/31/2019		100	100	100	100	1	6	4	9	000000000000998777654332320032222100	No	No	N/A	N/A		No	No	Yes	12/13/2007	11/05/2019	Yes	10/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Acknowledged - Indemnification signed	No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/10/2018	UTD	356932.06	1593.12	4.87	11/01/2018	10/01/2058	480	No		No		0								No									No																				No			No
GCAT2020RPL2073	2	[2] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to confirm a payment made earlier that day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute for balance and amount past due.  After review it was determined the credit report was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	126753.3	2.5	431.56	4088.52	11/01/2019	10/01/2019	10/14/2019	10/31/2019		100	100	100	100	2	2	1	12	000000000000000001999999987654321002	No	No	N/A	N/A		No	No	Yes	03/01/2012	11/05/2019	Yes	08/16/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	03/01/2018	UTD		431.56	2.5	04/01/2018	03/01/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The borrower advised that sent the payment on 02/26 via check by mail in the amount of $1,664.88 for March and April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	70899.28	2.5	241.4	-3121.66	11/04/2019	10/04/2019	10/07/2019	10/31/2019		66.67	100	88.89	91.67	2	3	2	10	000000000000000099999876543322211000	No	No	N/A	N/A		No	No	Yes	12/07/2007	11/05/2019	Yes	03/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/04/2018	Illness - Family	73202	241.4	2.5	07/04/2018	06/04/2058	480	No		Yes	Escrow Advances	0	Yes	-3121.66					Escrow Advances	No									No																				No			No
GCAT2020RPL2398	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower authorized a payment in the amount of $1410; borrower referenced recent vehicle repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments indicate a title claim was filed due to a legal description error; servicer was in the process of preparing a mortgage correction agreement for the borrowers to sign; however, loan was service released and there is no evidence the new servicer has resolved the issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	124219.97	4.875	597.39	591.36	11/04/2019	10/04/2019	10/15/2019	10/31/2019	In 02/2017 the due date adjusted from 11/04/2016 to next due 04/04/2017 and the P&I remained the same. A loan modification was completed 09/2018 advancing the due date from 01/04/2018 to next due 10/04/2018 and the P&I adjusted from $815.72 to $597.39.	100	116.67	100	91.67	2	1	1	9	000000000000007665443211000000000454	No	No	N/A	N/A		No	No	Yes	01/04/2006	11/06/2019	Yes	05/10/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Acknowledged - Indemnification not signed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/04/2018	UTD	126045.57	597.39	4.875	10/04/2018	09/04/2058	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL2229	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The borrower called in to ask about the status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/08/2019.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/03/2018.  There is no case number XX-XXXXX.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Disaster due to Hurricane XXXXXXXXXX Start date 10/XX/2019 Expiration date 1/XX/20.	Yes	Bankruptcy	193987.55	2.75	686.16	-85.27	08/01/2020	07/01/2020	10/11/2019	10/31/2019		100	100	100	100	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	10/06/2017	11/06/2019	Yes	09/10/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	11/04/2019	Chapter 13	3/XX/2019				No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		686.16	2.75	08/01/2018	07/01/2058	480	No		Yes	Escrow Advances	0	Yes	-85.27				10/03/2018	Escrow Advances	No									No																				No			No
GCAT2020RPL2378	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The last contact was made on 8/22/2019, in which the borrower had an insurance inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.	Yes	0	226697.54	3	826.51	-6.24	11/01/2019	10/01/2019	10/01/2019	10/31/2019		100	83.33	88.89	91.67	0	0	0	22	000000000000009999999999999999998765	No	No	N/A	N/A		No	No	Yes	01/31/2007	11/05/2019	Yes	08/22/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/01/2018	UTD		826.51	3	10/01/2018	09/01/2058	480	No				0		-6.24						No									No																				No			No
GCAT2020RPL2198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower contacted the servicer and advised could not log online to make payment, the servicer took the payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	56241.54	6.625	339.24	-992.83	10/27/2019	09/27/2019	10/07/2019	10/31/2019	A loan modification as completed advancing the due date from 08/27/2016 to next due 07/27/2018 and the P&I adjusted from 622.51 to $339.24.	100	100	100	100	0	0	0	20	000000000000000099999999999999987654	No	No	N/A	N/A		No	No	Yes	07/01/2005	11/08/2019	Yes	07/12/2019	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	06/27/2018	UTD		339.24	6.625	07/27/2018	06/27/2058	480	Yes		Yes	Escrow Advances	0	Yes	-992.83					Escrow Advances	No									No																				No			No
GCAT2020RPL2224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called on 4/24/2019 to inquire about hazard and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	40229.32	1.25	109.52	-1130.59	11/01/2019	10/01/2019	10/07/2019	10/31/2019		66.67	83.33	89.56	92.17	1	6	7	6	000000000000000077665433333332222221	No	No	N/A	N/A		No	No	Yes	12/18/2003	11/05/2019	Yes	04/24/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/18/2018	UTD		109.52	1.25	08/01/2018	07/01/2058	480	Yes		Yes	Escrow Advances	0	Yes	-1130.59					Escrow Advances	No									No																				No			No
GCAT2020RPL1754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower made a payment for $674.07 and discussed the automatic payments which start on 08/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	61281.68	9.5	499.75	-287.42	10/08/2019	09/08/2019	10/15/2019	10/31/2019	A loan modification was completed 02/2017 advancing the due date from 07/08/2016 to next due 02/08/2017 and the P*I adjusted from $837.62 to $301.01.	66.67	83.33	88.89	81.72	4	3	1	4	000000000000004321212101000000000655	No	No	N/A	N/A		No	No	Yes	01/08/2007	11/07/2019	Yes	07/26/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes												Yes	02/08/2017	Yes	Corporate and Escrow Advances	15	Yes	-287.42					Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL2158	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  The borrower stated they sent their payment check on 09/19/2019 and was checking on the payment status; the agent advised that the payment had not yet been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 10/13/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments 02/06/2019 indicate subject is in a FNMA Disaster area due to Tropical Storm Michael (XX-XXXX). No damages reported.	Yes	0	79966.43	6.75	489.42	1140.76	11/01/2019	10/01/2019	10/30/2019	10/31/2019		111.52	106.1	92.95	94.71	0	0	0	20	000000000000000099999999999999999999	No	No	N/A	N/A		No	No	Yes	06/29/2007	11/05/2019	Yes	09/25/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	Yes	N/A	05/24/2019			Yes	Complete	1	Non-HAMP	06/01/2018	UTD	81116.58	489.42	6.75	07/01/2018	06/01/2058	480	No		No		0						10/13/2015		No									No																				No			No
GCAT2020RPL0957	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/23/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 07/21/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	210839.15	5.25	1394.87	-4180.4	11/07/2019	10/07/2019	10/15/2019	10/31/2019		100	83.33	88.89	91.67	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	09/01/2005	11/05/2019	Yes	12/05/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Filed/Under Plan		Chapter 13	4/XX/2016	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	08/17/2018	UTD		1394.87	5.25	09/07/2018	06/07/2040	262	No				56.4		-4180.4				07/21/2016		No									No																				No			No
GCAT2020RPL2353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  The borrower made a one time draft payment in the amount of $1487.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	235678.77	2.625	807.69	-1405.64	11/02/2019	10/02/2019	10/16/2019	10/31/2019		100	100	100	100	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	03/02/2007	11/05/2019	Yes	10/11/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/02/2018	UTD	239873.12	807.69	2.625	09/02/2018	08/02/2058	480	Yes		Yes	Escrow Advances	0	Yes	-1405.64					Escrow Advances	No									No																				No			No
GCAT2020RPL0186	2	[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  The borrower requested the payment address and discussed payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The mortgage has a legal description error per notes dated 12/12/2018.
..  The homeowner purchased 2 lots next to the subject property and wants those included in the deed of trust.  The borrower received a summons where they will receive a form to update the legal description per notes dated 09/26/2019.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	37209.9	7.74	399.41	-231.05	10/28/2019	09/28/2019	10/15/2019	10/31/2019		100	83.33	88.89	91.89	2	2	3	12	000000000000006543210007666543321654	No	No	N/A	N/A		No	No	Yes	09/01/2004	10/23/2019	Yes	10/08/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	Yes	Yes	Filed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	11/07/2017	UTD		399.41	7.74	12/30/2017	08/30/2031	165	Yes				319		-231.05						No									No																				No			No
GCAT2020RPL2371	2	[2] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The last contact was made on 6/28/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/13/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 05/13/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/24/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/05/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/02/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	78033.53	1.875	235.88	-2942.45	11/28/2019	10/28/2019	10/24/2019	10/31/2019		100	100	100	83.33	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	02/28/2006	11/11/2019	Yes	06/28/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	Yes	UTD	No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	08/28/2018	UTD		235.88	1.875	09/28/2018	08/28/2058	480	No		Yes	Escrow Advances	0	Yes	-2942.45				12/02/2014	Escrow Advances	No									No																				No			No
GCAT2020RPL2408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  The borrower called in regards to payment changing on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	101717.13	5.775	554.74	-372.97	11/23/2019	10/23/2019	10/18/2019	10/31/2019	In 03/2017 the due date advanced from 01/23/2016 to next due 04/23/2017 and the P&I remained the same. A loan modification was completed 09/2018 advancing the due date from 02/23/2018 to next due 10/23/2018 and the P&I adjusted from $864.14 to $554.74.	100	100	103.69	102.77	4	3	3	6	000000000000006665432100433210002110	No	No	N/A	N/A		No	No	Yes	01/23/2006	11/05/2019	Yes	06/19/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	09/23/2018	UTD		554.74	5.775	10/23/2018	09/23/2058	480	Yes		Yes	Escrow Advances	0	Yes	-372.97					Escrow Advances	No									No																				No			No
GCAT2020RPL0273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower made a payment of $1,132.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/14/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/11/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	118186.48	7.5	1132.73	0	11/01/2019	10/01/2019	10/15/2019	10/31/2019	In 12/2017 the due date advanced from 05/01/2017 to next due 07/01/2017 and the P&I remained the same.	100	101.98	101.81	102.19	0	1	0	21	000000000000002456655447676666656544	No	No	N/A	N/A		No	No	Yes	10/22/2008	10/15/2019	Yes	10/15/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes		No		0	N/A					02/11/2015		No									No																				No			No
GCAT2020RPL0353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called for password assistance and stated would make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/08/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/30/2013.  The proof of claim was filed 10/19/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	131932.57	5.07766	1080.91	0	10/25/2019	09/25/2019	10/18/2019	10/31/2019		100	100	100	101.15	1	0	1	19	000000000000000134667765544444576666	No	No	N/A	N/A		No	No	Yes	04/01/2005	11/05/2019	Yes	05/31/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Incomplete	1	Bankruptcy Plan	05/25/2014	Litigation	180278.7	1080.92	5.07766	05/25/2014			No		Yes	Corporate Advances	15202.05						10/19/2011	Corporate Advances	No									No																				No			No
GCAT2020RPL2415	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower called in about disbursement and claim on property. The borrower advised the repairs are 50% complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 2/28/2019 due to Tornados on 9/18/2018.  Claim funds in the amount of $73,408.80 were received on 3/26/2019. Additional funds received on 4/8/2019 for $66,920.62.  The claim is classified as monitored. The most recent inspection completed had a result of 40% per the comment on 11/6/2019. No further updates provided.  The damage repair amount is estimated at $66,920.62.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Tornado on 9/18/2018. Damage was reported.	Yes	0	201859.93	3.5	793.41	-841.27	11/01/2019	10/01/2019	10/09/2019	10/31/2019	Loan modification completed 09/2018.	100	100	88.89	91.67	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	02/15/2005	11/06/2019	Yes	10/30/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	10/01/2018	UTD	345287.65	793.41	3.5	11/01/2018	10/01/2058	480	No		Yes	Escrow Advances	0	Yes	-841.27					Escrow Advances	No									No																				No			No
GCAT2020RPL2349	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/17/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was dismissed on 11/13/2012.  The proof of claim was filed 04/26/2016.  A motion for relief was filed 03/16/2018.  Loan modified 08/27/2018 for Agreed Order. Prior chapter 13, case #XX-XXXXX, filed 05/03/2007, dismissed 11/13/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	68041.73	8	475.39	219.25	01/01/2020	12/01/2019	10/31/2019	10/31/2019	Loan modification completed 08/2018.	100	100	100	100	0	0	0	21	000000000000000999999999999999999999	No	No	N/A	N/A		No	No	Yes	02/26/2007	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Performing Under Plan		Chapter 13	2/XX/2016	XX-XXXXX			No	No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD		475.39	8	09/01/2018	08/01/2058	480	No		Yes	Corporate Advances	443.51	N/A					04/26/2016	Corporate Advances	No									No																				No			No
GCAT2020RPL0297	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/07/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/24/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	118975.44	7.1	1111.8	-5.16	11/28/2019	10/28/2019	10/16/2019	10/31/2019		100	100	100	100	2	3	4	10	000000000000001239876543210004554332	No	No	N/A	N/A		No	No	Yes	11/28/2006	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	05/23/2019	Chapter 13	4/XX/2018	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	12/28/2017	UTD		1111.8	7.1	01/28/2018	02/28/2034	194	Yes		Yes	Corporate and Escrow Advances	3.5	Yes	-5.16				05/24/2018	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL0334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/29/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/12/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/23/2014.  Previous bankruptcy was a chapter 13 that converted to a chapter 7 and was  discharged 01/10/14.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	221863.83	7.48	2428.84	-357.13	11/23/2019	10/23/2019	10/28/2019	10/31/2019		100	119.64	105.22	109.92	2	2	4	14	000000000000001122333344446667788889	No	No	N/A	N/A		No	No	Yes	10/01/2004	11/05/2019	No		No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes												Yes		Yes	Corporate and Escrow Advances	1185.45	Yes	-357.13				07/23/2014	Corporate and Escrow Advances	No									No																				No			No
GCAT2020RPL1123	3	[3] Title Issue -: Senior Liens [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019.  The borrower inquired about the unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 01/26/2016.  A prior bankruptcy filed 10/13/2011 was discharged with reaffirmation on 01/27/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A title search revealed a prior mortgage for $120,000 dated 06/18/2004.
 A title claim was to be filed; however, the loan was service released and there is no evidence the new servicer has cleared the issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	119818.58	5.25	725.13	1483.91	11/01/2019	10/01/2019	10/25/2019	10/31/2019		100	83.33	88.89	91.67	0	0	0	20	000000000000000099999999999888877766	No	No	N/A	N/A		No	No	Yes	10/31/2006	12/07/2019	Yes	10/19/2019	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		Yes	Filed/Under Plan	01/21/2010	Chapter 13		XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	06/29/2018	UTD		725.13	5.25	08/01/2018	04/01/2044	309	No				250.5								No									No																				No			No
GCAT2020RPL2282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  The borrower advised that the payment was late due to going out of town for a family emergency.  The agent marked the hardship as excessive obligations.  Payments were scheduled for 09/26/2019 and 10/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	189916.94	2	586.42	-178.77	10/25/2019	09/25/2019	10/10/2019	10/31/2019		100	100	100	100	1	2	1	15	000000000000006543210009999878766542	No	No	N/A	N/A		No	No	Yes	10/31/2013	11/09/2019	Yes	09/25/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/25/2018	Excessive Obligations		586.42	2	08/25/2018	07/25/2058	480	Yes		Yes	Escrow Advances	0		-178.77					Escrow Advances	No									No																				No			No
GCAT2020RPL2418	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  Borrower contact  made a one time draft payment effective 10/11/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/26/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/19/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance claim was filed for unknown cause of loss on date of loss 06/30/2019. Comment dated 08/14/2019 reflects that the claim was denied due to wear and tear and the claim was closed. Prior comment dated 07/30/2019 reflects termite damage on date of loss 06/30/2019. No evidence repairs have been completed. No indication if damage is exterior or interior and defaulted to both as is due to termite damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	Bankruptcy	255940.85	4	853.14	2693.06	11/01/2019	10/01/2019	10/11/2019	10/31/2019		100	100	88.89	91.67	0	0	0	23	000000000000099999999999999999999999	No	No	N/A	N/A		No	No	Yes	02/06/2013	11/05/2019	Yes	10/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										No			No	No			No																		Yes	Active	08/16/2019	Chapter 13	1/XX/2015	XX-XXXXX			No	No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	09/12/2018	UTD	255940.85	853.14	4	11/01/2018	10/01/2058	480	No		No		0	N/A					10/19/2018		No									No																				No			No
GCAT2020RPL2334	2	[2] Current Bankruptcy - no relief granted [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  The borrower made a o ne time draft payment in the amount of $1747.68
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/02/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/22/2017.  A motion for relief was filed 12/20/2017.  Chapter 7, case #XX-XXXXX: filed on 01/032013 and terminated 05/09/201.
Chapter 13, case #10-51475 was dismissed 10/05/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Missouri Severe Storms, Tornadoes, And Flooding (XX-XXXX). There was no mention of property damages. A foreclosure action on this loan was closed and billed on 08/23/2018 due to a loan modification.	Yes	Bankruptcy	322943.18	2.5	1083.67	-580.15	11/01/2019	10/01/2019	10/14/2019	10/31/2019	Loan modification completed 08/2018.	100	83.33	77.78	83.33	0	0	0	22	000000000000009999999999999999999999	No	No	N/A	N/A		No	No	Yes	09/29/2009	11/05/2019	Yes	10/14/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		Yes	Active	10/14/2019	Chapter 13	8/XX/2017	XX-XXXXX			No	No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD		1083.67	2.5	09/01/2018	08/01/2058	480	No		Yes	Escrow Advances	0		-580.15				11/22/2017	Escrow Advances	No									No																				No			No
GCAT2020RPL2246	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Post Origination priority lien on title.  Comments on 3/3/17 stated file pending title issue resolution regarding senior lien identified on title.  Comments do not state that title is clear.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: NA	Yes	0	318035.33	2.5	1074.49	-2612.06	11/01/2019	10/01/2019	10/04/2019	10/31/2019	The due dates were not provided for months 11/2016 - 12/2017. A loan modification was completed 08/2018 advancing the due date from 09/01/2016 to next due 08/01/2018 and the P&I adjusted from $1373.54 to $1074.49.	100	100	100	100	0	0	0	21	000000000000000999999999999999999998	No	No	N/A	N/A		No	No	Yes	11/11/2007	11/05/2019	No		No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	Yes	Yes	Not Filed	No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		1074.49	2.5	08/01/2018	07/01/2058	480	Yes		Yes	Escrow Advances	0	Yes	-2612.06					Escrow Advances	No									No																				No			No
GCAT2020RPL0166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The last contact was made on 10/9/2019, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/05/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/19/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 11/07/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated a loan modification was completed prior to the review period.	Yes	0	28640.54	3.25	253.8	-369.79	11/01/2019	10/01/2019	10/08/2019	10/31/2019	Loan modification completed 07/2018.	100	100	100	100	0	0	0	21	000000000000000999999999999999987654	No	No	N/A	N/A		No	No	Yes	01/25/2013	11/08/2019	Yes	10/09/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				Yes	Complete	1	Non-HAMP	07/06/2018	UTD		253.8	3.25	09/01/2018	02/01/2031	150	No		Yes	Escrow Advances	0		-369.79					Escrow Advances	No									No																				No			No
GCAT2020RPL1577	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower inquired about the welcome package.  The borrower was advised it can take up to 30 days.  The servicer reviewed the account with the borrower.  The borrower made a payment and the payment was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Louisiana storms dated 08/27/2019. No damages were reported.	Yes	0	99600.83	4.125	439.77	1381.55	11/01/2019	10/01/2019	10/10/2019	10/31/2019		100	100	100	100	7	1	1	11	000000000000000111144444455554321110	No	No	N/A	N/A		No	No	Yes	11/19/2006	11/11/2019	Yes	03/11/2019	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	07/29/2015	UTD	103293.17	439.77	4.125	09/01/2015	08/01/2055	480	No		No		0	N/A							No									No																				No			No
GCAT2020RPL2323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called in to make a payment and was advised payments were not yet accepted due to account on loan boarding status. Borrower was advised the loan would be fully boarded in the system after 5 to 7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NA	Yes	0	502966.45	2.5	1690.11	896.62	11/01/2019	10/01/2019	10/04/2019	10/31/2019	A loan modification was completed 09/2018 advancing the due date from 05/01/2017 to next due 09/01/2018 and the P&I adjusted from $3471.61 to $1690.11.	100	100	100	100	1	1	1	14	000000000000009999999998765432100000	No	No	N/A	N/A		No	No	Yes	11/09/2009	11/05/2019	Yes	02/28/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	08/01/2018	UTD		1690.11	2.5	09/01/2018	08/01/2058	480	Yes		No		0								No									No																				No			No
GCAT2020RPL2256	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2019.  On 10/18/2019, outbound call, the borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/30/2016 and there is no evidence of reaffirmation.  Per notes dated 12/16/2016, there is evidence of a discharged bankruptcy; however, unable to validate case number, filing date and type of bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by storms per notes dated 07/22/2019. No property damage was reported.	Yes	0	89392.07	7.5	592.72	806.65	11/01/2019	10/01/2019	10/18/2019	10/31/2019	Loan modification completed 08/2018.	100	100	100	100	2	1	2	11	000000000000009988887654433211000000	No	No	N/A	N/A		No	No	Yes	11/13/2006	11/07/2019	Yes	10/18/2019	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				Yes	Complete	1	Non-HAMP	07/01/2018	UTD		592.72	7.5	08/01/2018	07/01/2058	480	Yes		No		0	N/A							No									No																				No			No